UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas 5th Floor New York, NY 10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, 5th Floor New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	6/30/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Emerging Markets Debt Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Expense Examples

Emerging Markets Debt Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006

Class I
Actual	$1,000.00	$986.70	$5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.46

Class II
Actual	1,000.00	985.60	5.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.19	5.66

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.08% and 1.13%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended November 30, 2005 and for the period December 31, 2002 to November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding 12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (95.1%)
Argentina (2.7%)
Sovereign (2.7%)
Republic of Argentina
5.83%, 12/31/33		$8,220	$3,099
8.28%, 12/31/33		(f)295	262
Republic of Argentina (Linked Variable Rate)
86.70%, 4/10/49		(b)2,900	1,174
			4,535
Brazil (11.4%)
Corporate (0.8%)
Banco ABN Amro Real S.A.
Zero Coupon, 12/13/07	BRL	2,850	1,323
Sovereign (10.6%)
Citigroup, Inc.
6.00%, 5/18/09		$1,800	1,723
Federative Republic of Brazil
8.00%, 1/15/18		2,560	2,707
8.875%, 10/14/19		5,275	5,890
8.875%, 4/15/24		690	767
10.50%, 7/14/14		1,270	1,532
14.50%, 10/15/09		4,320	5,385
			18,004
			19,327
Bulgaria (1.4%)
Sovereign (1.4%)
Republic of Bulgaria
8.25%, 1/15/15		(d)300	340
8.25%, 1/15/15		741	839
Republic of Bulgaria (Registered)
8.25%, 1/15/15		980	1,109
			2,288
Chile (1.5%)
Corporate (1.5%)
Empresa Nacional de Petroleo
6.75%, 11/15/12		(d)2,430	2,512
Colombia (2.6%)
Sovereign (2.6%)
Republic of Colombia
8.125%, 5/21/24		1,120	1,140
8.25%, 12/22/14		470	496
9.75%, 4/9/11		904	980
11.75%, 2/25/20		1,320	1,742
			4,358
Ecuador (1.1%)
Sovereign (1.1%)
Republic of Ecuador
9.00%, 8/15/30		(a)1,580	1,537
9.375%, 12/15/15		390	388
			1,925
Indonesia (4.0%)
Corporate (4.0%)
Pindo Deli Finance Mauritius
Tranche A, 6.00%, 4/28/15		(c)(d)749	565
Tranche B, 6.00%, 4/28/18		(c)2,280	1,820
Tranche C, 6.13%, 4/28/27		(c)(d)2,691	552
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 2.12%, 4/28/15		(c)(d)609	466
Tranche A, 6.00%, 4/28/15		(c)1,464	1,120
Tranche B, 6.00%, 4/28/18		(c)(d)2,867	1,677
Tranche C, 6.13%, 4/28/27		(d)2,923	599
			6,799
Ivory Coast (0.2%)
Sovereign (0.2%)
Republic of Ivory Coast
2.50%, 3/29/18		(b)1,530	398
Malaysia (1.4%)
Sovereign (1.4%)
Government of Malaysia
7.50%, 7/15/11		280	299
8.75%, 6/1/09		2,000	2,152
			2,451
Mexico (19.7%)
Corporate (6.4%)
Pemex Project Funding Master Trust
6.63%, 6/15/10		(c)(d)3,050	3,122
8.625%, 12/1/23		1,350	1,480
9.125%, 10/13/10		2,700	2,963
9.50%, 9/15/27		(d)2,690	3,235
			10,800
Sovereign (13.3%)
Mexican Bonos
10.00%, 12/5/24	MXN	107,990	9,975
United Mexican States
8.00%, 12/17/15		41,100	3,380
8.125%, 12/30/19		$1,537	1,741
8.375%, 1/14/11		5,800	6,336
11.50%, 5/15/26		746	1,102
			22,534
			33,334
Nigeria (2.6%)
Sovereign (2.6%)
Central Bank of Nigeria
6.25%, 11/15/20		(a)(c)2,250	2,244
Central Bank of Nigeria Credit-Linked Treasury Bond
15.00%, 1/30/09		1,977	2,143
			4,387
Panama (1.9%)
Sovereign (1.9%)
Republic Of Panama
7.125%, 1/29/26		1,050	1,019
9.375%, 4/1/29		1,300	1,540

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

		Face
		Amount	Value
		(000)	(000)
Panama (cont’d)
Sovereign (cont’d)
9.625%, 2/8/11		$645	$719
			3,278
Peru (2.8%)
Sovereign (2.8%)
Republic of Peru
8.375%, 5/3/16		890	966
8.75%, 11/21/33		2,250	2,514
9.875%, 2/6/15		1,055	1,240
			4,720
Philippines (11.8%)
Sovereign (11.8%)
Republic of Philippines
8.875%, 3/17/15		7,070	7,689
9.00%, 2/15/13		1,680	1,816
9.50%, 2/2/30		(h)7,585	8,704
10.625%, 3/16/25		(h)1,460	1,810
			20,019
Qatar (0.5%)
Sovereign (0.5%)
State of Qatar (Registered)
9.75%, 6/15/30		660	921
Russia (15.2%)
Corporate (2.9%)
Gaz Capital for Gazprom
8.625%, 4/28/34		(h)2,640	3,029
RSHB Capital SA for OJSC Russian Agricultural Bank
7.175%, 5/16/13		(d)(h)1,910	1,898
			4,927
Sovereign (12.3%)
Aries Vermogensverwaltungs GmbH
9.60%, 10/25/14		3,000	3,735
Russian Federation
5.00%, 3/31/30		(a)(d)1,628	1,736
Russian Federation (Registered)
5.00%, 3/31/30		(a)1	1
8.25%, 3/31/10		1,920	1,999
11.00%, 7/24/18		3,771	5,209
12.75%, 6/24/28		4,840	8,216
			20,896
			25,823
South Africa (0.7%)
Sovereign (0.7%)
Republic of South Africa
13.50%, 9/15/15	ZAR	6,775	1,231
Trinidad (1.1%)
Corporate (1.1%)
National Gas of Trinidad & Tobago Ltd.
6.05%, 1/15/36		$ (d)1,969	1,818
Tunisia (0.4%)
Sovereign (0.4%)
Banque Centrale de Tunisie
7.375%, 4/25/12		660	690
Turkey (5.5%)
Sovereign (5.5%)
Citigroup Global Markets Holdings, Inc.
(Turkish Lira Index Linked)
Zero Coupon, 6/28/07		5,050	4,115
J.P. Morgan Chase & Co.
Zero Coupon, 6/27/07		2,086	1,407
Republic of Turkey
11.00%, 1/14/13		2,090	2,393
11.50%, 1/23/12		1,350	1,549
			9,464
Venezuela (6.6%)
Sovereign (6.6%)
Republic of Venezuela
5.75%, 2/26/16		990	878
8.50%, 10/8/14		1,300	1,378
9.375%, 1/13/34		1,892	2,223
10.75%, 9/19/13		5,610	6,707
			11,186
Total Fixed Income Securities (Cost $166,003)			161,464

No. of
Rights
Rights (0.0%)
Mexico
United Mexican States, Value Recovery Rights, expired maturity (Cost $@—)	(e)1,769,000	13

	No. of
	Warrants
Warrants (0.7%)
Argentina (0.5%)
Republic of Argentina, expiring 12/15/35	30,326	781
Republic of Argentina, expiring 12/15/35	(f)803	71
		852
Mexico (0.1%)
United Mexican States, expiring 9/1/06	(e)1,450	88
Nigeria (0.0%)
Central Bank of Nigeria, expiring 11/15/20	1,250	187
Venezuela (0.1%)
Republic of Venezuela, Oil-linked Payment Obligation, expiring 4/15/20	3,750	133
Total Warrants (Cost $51)		1,260

No. of
Contracts
Put Options Purchased (0.0%)
Brazil (0.0%)
Federative Republic of Brazil 9/06 @ $2.287 (Cost $57)	(e)1,692,970	34

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investments (10.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (9.0%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (c)476	$476
AmSouth Bank,
5.30%, 11/13/06	(c)952	952
Bank of America Corp.,
5.31%, 11/7/06	(c)106	106
5.32%, 5/15/07	(c)762	762
Bank of New York Co., Inc.,
5.16%, 7/31/07	(c)238	238
Bear Stearns & Co., Inc.,
5.20%, 7/31/07	(c)476	476
5.37%,9/13/06 - 3/8/07	(c)572	572
BNP Paribas plc, 5.14%, 7/31/07	(c)476	476
Dekabank Deutsche Girozentrale,
5.10%, 7/31/07	(c)486	486
Five Finance, Inc., 5.33%, 11/17/06	(c)476	476
Goldman Sachs Group, Inc.,
5.22%, 7/31/06	(c)238	238
5.42%, 7/2/06	(c)448	448
HSBC Finance Corp., 5.13%, 7/31/07	(c)238	238
Lehman Brothers, Inc., 5.35%, 7/3/06	2,050	2,050
Liberty Lighthouse U.S. Capital Co. LLC,
5.33%, 2/1/07	(c)238	238
Manufacturers & Traders Trust Co.,
5.25%, 4/19/07	(c)952	952
5.34%, 12/29/06	(c)143	143
Merrill Lynch & Co., 5.07%, 4/26/07	(c)251	251
National City Bank Cleveland,
5.32%, 3/1/07	(c)452	452
National Rural Utilities Cooperative Finance Corp.,
5.10%, 7/31/07	(c)952	952
Nationwide Building Society,
5.55%,7/2/07	(c)552	552
Nordea Bank, New York,
5.31%, 5/16/07	(c)714	714
Skandi New York, 5.14%, 7/31/07	(c)476	476
SLM Corp., 5.27%, 7/31/07	(c)476	476
Societe Generale, 5.36%, 7/3/06	143	143
Swedish National Housing Finance Co.,
5.02%, 7/18/06	828	828
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/31/07	(c)333	333
Wells Fargo Bank N.A.,
5.30%, 12/1/06	(c)95	95
5.31%, 12/18/06	(c)714	714
		15,313
Repurchase Agreement (1.8%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $2,987	$ (g)2,986	$2,986
Total Short-Term Investments (Cost $18,299)		18,299
Total Investments (106.6%) (Cost $184,410) — including $15,272 of Securities Loaned		181,070
Liabilities in Excess of Other Assets (-6.6%)		(11,228)
Net Assets (100%)		$169,842

(a)                                  Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.

(b)                                 Security is in default.

(c)                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2006.

(d)                                 144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)                                  Non-income producing security.

(f)                                    Security was valued at fair value — At June 30, 2006, the portfolio held $333,000 of fair valued securities, representing 0.2% of net assets.

(g)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 All or portion of security on loan at June 30, 2006.

@                                    Face Amount/Value is less than $500.

MXN                  Mexican Peso

ZAR                      South African

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
2 Year U.S. Treasury Notes	202	$40,962	Sep-06	$124

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*               Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2006 (000)
Assets:
Investments, at Value (Cost $184,410) (Including $15,272 of Securities on Loan)	$181,070
Cash	5,312
Receivable for Investments Sold	4,955
Interest Receivable	3,399
Receivable for Portfolio Shares Sold	551
Due from Broker	277
Other Assets	3
Total Assets	195,567
Liabilities:
Collateral on Securities Loaned, at Value	15,313
Payable for Investments Purchased	4,984
Foreign Currency Overdraft Payable (Cost $4,895)	4,890
Investment Advisory Fees Payable	346
Payable for Portfolio Shares Redeemed	79
Administration Fees Payable	36
Custodian Fees Payable	11
Distribution Fees — Class II Shares	1
Directors’ Fees and Expenses Payable	1
Other Liabilities	64
Total Liabilities	25,725
NET ASSETS	$169,842
Net Assets Consist of:
Paid-in Capital	$144,937
Undistributed (Distributions in Excess of) Net Investment Income	21,210
Accumulated Net Realized Gain (Loss)	6,908
Unrealized Appreciation (Depreciation) on:
Investments	(3,340)
Futures Contracts	124
Foreign Currency Translations	3
Net Assets	$169,842
CLASS I:
Net Assets	$134,302
Net Asset Value, Offering and Redemption Price Per Share Applicable to 15,067,987 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.91
CLASS II:
Net Assets	$35,540
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,002,000 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.88

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2006 (000)
Investment Income:
Interest	$7,645
Expenses:
Investment Advisory Fees (Note B)	714
Administration Fees (Note C)	238
Distribution Fees — Class II Shares (Note D)	62
Shareholder Reporting Fees	37
Custodian Fees (Note E)	22
Professional Fees	14
Directors’ Fees and Expenses	1
Other	7
Total Expenses	1,095
Distribution Fees — Class II Shares Waived (Note D)	(53)
Expense Offset (Note E)	@—
Net Expenses	1,042
Net Investment Income	6,603
Realized Gain (Loss) on:
Investments Sold	3,641
Foreign Currency Transactions	12
Futures Contracts	40
Net Realized Gain (Loss)	3,693
Change in Unrealized Appreciation (Depreciation) on:
Investments	(12,901)
Foreign Currency Translations	2
Futures Contracts	145
Net Change in Unrealized Appreciation (Depreciation)	(12,754)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(9,061)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,458)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2006 (unaudited) (000)	Year Ended December 31, 2005 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$6,603	$14,599
Net Realized Gain (Loss)	3,693	4,988
Net Change in Unrealized Appreciation (Depreciation)	(12,754)	1,121
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,458)	20,708
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(11,573)
Net Realized Gain	—	(2,459)
Class II:
Net Investment Income	—	(2,161)
Net Realized Gain	—	(461)
Total Distributions	—	(16,654)
Capital Share Transactions:(1)
Class I:
Subscriptions	20,356	30,369
Distributions Reinvested	—	14,032
Redemptions	(40,107)	(41,797)
Class II:
Subscriptions	4,283	9,931
Distributions Reinvested	—	2,622
Redemptions	(2,171)	(3,176)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(17,639)	11,981
Total Increase (Decrease) in Net Assets	(20,097)	16,035
Net Assets:
Beginning of Period	189,939	173,904
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $21,210 and $14,607, respectively)	$169,842	$189,939

(1)	Capital Share Transactions:
	Class I:
	Shares Subscribed	2,233	3,421
	Shares Issued on Distributions Reinvested	—	1,655
	Shares Redeemed	(4,411)	(4,706)
	Net Increase (Decrease) in Class I Shares Outstanding	(2,178)	370
	Class II:
	Shares Subscribed	470	1,128
	Shares Issued on Distributions Reinvested	—	311
	Shares Redeemed	(240)	(356)
	Net Increase (Decrease) in Class II Shares Outstanding	230	1,083

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$9.04		$8.89	$9.04	$7.07	$6.94	$6.91
Income (Loss) from Investment Operations
Net Investment Income	0.31	#	0.73 #	0.65 #	0.63 #	0.56 #	0.64
Net Realized and Unrealized Gain (Loss)	(0.44)		0.30	0.14	1.34	0.08	0.06
Total from Investment Operations	(0.13)		1.03	0.79	1.97	0.64	0.70
Distributions from and/or in Excess of:
Net Investment Income	—		(0.73)	(0.64)	—	(0.51)	(0.67)
Net Realized Gain	—		(0.15)	(0.30)	—	—	—
Total Distributions	—		(0.88)	(0.94)	—	(0.51)	(0.67)
Net Asset Value, End of Period	$8.91		$9.04	$8.89	$9.04	$7.07	$6.94
Total Return ±	(1.33	)%††	12.25%	10.06%	27.86%	9.22%	10.10%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$134,302		$155,945	$150,058	$182,341	$113,267	$54,153
Ratio of Expenses to Average Net Assets	1.08	%**	1.09%	1.15%	1.21%	1.22%	1.17%
Ratio of Expenses to Average Net Assets Excluding Interest Expense and Country Tax Expense	N/A		N/A	N/A	1.20%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	6.94	%**	8.18%	7.45%	7.68%	7.77%	8.92%
Portfolio Turnover Rate	36	%††	63%	128%	248%	274%	378%

#                 Per Share amount is based on average shares outstanding.

**          Annualized

††            Not annualized

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2006		Year Ended December 31,			Period from December 19, 2002* to December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.01		$8.87	$9.02	$7.06	$7.57
Income (Loss) from Investment Operations
Net Investment Income#	0.31		0.71	0.65	0.61	0.02
Net Realized and Unrealized Gain (Loss)	(0.44)		0.30	0.14	1.35	(0.02)
Total from Investment Operations	(0.13)		1.01	0.79	1.96	0.00
Distributions from and/or in Excess of:
Net Investment Income	—		(0.72)	(0.64)	—	(0.51)
Net Realized Gain	—		(0.15)	(0.30)	—	—
Total Distributions	—		(0.87)	(0.94)	—	(0.51)
Net Asset Value, End of Period	$8.88		$9.01	$8.87	$9.02	$7.06
Total Return ±	(1.44	)%††	12.14%	10.08%	27.76%	0.00	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,540		$33,994	$23,846	$8,337	$ @—
Ratio of Expenses to Average Net Assets(1)	1.13	%**	1.14%	1.20%	1.26%	1.27	%**
Ratio of Expenses to Average Net Assets Excluding Interest Expense and Country Tax Expense	N/A		N/A	1.25%	N/A
Ratio of Net Investment Income to Average Net Assets(1)	6.92	%**	8.08%	7.57%	7.63%	7.72	%**
Portfolio Turnover Rate	36	%††	63%	128%	248%	274	%††

(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.43	%**	1.44%	1.50%	1.56%	1.57	%**
Net Investment Income to Average Net Assets	6.62	%**	7.78%	7.27%	7.33%	7.42	%**

*                 Commenced offering

**          Annualized

#                 Per share amount is based on average shares outstanding.

††            Not annualized

@            Amount is less than $500.

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2. Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4. Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

5. Futures: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.

Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6. Forward Commitments and When-Issued/ Delayed Delivery Securities: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. Loan Agreements: The Portfolio may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”) deemed to be creditworthy by the investment adviser. The Portfolio’s investments in Loans may be in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans (“Assignments”) from third parties. The Portfolio’s investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8. Securities Lending: Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was $15,272,000 and related collateral outstanding at June 30, 2006 was $15,313,000.

9. Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

10. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $ 500	million to	More than
million	$1 billion	$1 billion
0.75%	0.70%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.30% for Class I shares and 1.35% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2006, this waiver amounted to $53,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions		2004 Distributions
Paid From:		Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$16,654	$—	$16,825	$600

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, paydown adjustments and defaulted bonds, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)

$1,042	$(1,042)	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary Income (000)	Long-Term Capital Gain (000)
$17,199	$1,354

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$184,410	$6,155	$(9,495)	$(3,340)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2005, the Portfolio deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October currency losses of $17,000.

H. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $64,811,000 and $77,334,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2006.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 69.0% and 91.1%, for Class I and Class II shares, respectively.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers

Michael Bozic	Michael Nugent
Chairman of the Board and Director
Charles A. Fiumefreddo
Ronald E. Robison
Edwin J. Garn	President and Principal Executive Officer

Wayne E. Hedien
J. David Germany
James F. Higgins	Vice President

Dr. Manuel H. Johnson	Dennis F. Shea
Vice President
Joseph J. Kearns
Barry Fink
Fergus Reid	Vice President

Investment Adviser and Administrator	Amy R. Doberman
Morgan Stanley Investment Management Inc.	Vice President
1221 Avenue of the Americas
New York, New York 10020	Carsten Otto
Chief Compliance Officer
Distributor
Morgan Stanley Distribution, Inc.	Stefanie V. Chang Yu
One Tower Bridge	Vice President
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	James W. Garrett
Treasurer and Chief Financial Officer
Custodian
JPMorgan Chase Bank, N.A.	Michael J. Leary
270 Park Avenue	Assistant Treasurer
New York, New York 10017
Mary E. Mullin
Secretary

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00603P-Y06/06

19

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Emerging Markets Equity Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Expense Examples

Emerging Markets Equity Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 – June 30, 2006

Class I
Actual	$1,000.00	$1,082.20	$8.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.71	8.15

Class II
Actual	1,000.00	1,082.30	8.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.46	8.40

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.63% and 1.68%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended November 30, 2005 and for the period January 30, 2003 to November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding
12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the 12b-1 fees were competitive with those of other broker dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Common Stocks (97.8%)
(Unless Otherwise Noted)
Austria (0.7%)
Raiffeisen International Bank Holding AG	70,898	$6,157
Brazil (12.2%)
All America Latina Logistica S.A.	67,300	4,565
Banco Itau Holding Financeira S.A. (Preference)	205,963	5,977
Banco Itau Holding Financeira S.A. ADR	269,226	7,851
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	117,000	3,643
CPFL Energia S.A.	(a)162,480	1,988
CPFL Energia S.A. ADR	(a)30,280	1,107
CVRD ADR	798,884	16,441
CVRD, Class A (Preference)	9,306	189
Gerdau S.A. ADR	121,284	1,809
Gerdau S.A. (Preference)	128,900	1,916
Investimentos Itau S.A.	4,371	17
Investimentos Itau S.A. (Preference)	979,741	3,931
Lojas Americanas S.A. (Preference)	(f)80,130,300	2,867
Natura Cosmeticos S.A.	285,900	2,924
Petrobras S.A. ADR	60,924	5,441
Petrobras S.A. (Preference)	171,252	3,404
Petrobras S.A. ADR (Preference)	277,920	22,189
Tam S.A. ADR	(a)198,250	5,392
Tractebel Energia S.A.	369,300	2,934
Unibanco - Uniao de Bancos Brasileiros S.A.	64,974	864
Unibanco - Uniao de Bancos Brasileiros S.A. ADR	130,320	8,652
		104,101
Chile (0.6%)
Enersis S.A. (Chile) ADR	432,900	4,870
China (7.1%)
Air China Ltd., Class H	9,852,000	4,123
Bank of China Ltd.	(a)7,187,000	3,262
Bank of Communications Co., Ltd., Class H	(b)3,624,000	2,356
China Construction Bank, Class H	(b)6,958,000	3,181
China Life Insurance Co., Ltd.	1,737,000	2,740
China Mobile Hong Kong Ltd.	2,019,000	11,543
China Resources Power Holdings Co.	3,141,000	2,629
China Unicom Ltd.	1,008,000	902
CNOOC Ltd.	4,033,000	3,220
Global Bio-Chem Technology Group Co., Ltd.	7,260,000	3,085
GOME Electrical Appliances Holdings Ltd.	5,626,000	4,745
Grande Holdings Ltd.	907,000	496
Moulin Global Eyecare Holdings Ltd.	(a)(c)(f)778,000	@—
PetroChina Co., Ltd., Class H	6,168,000	6,592
PICC Property & Casualty Co., Ltd.	7,976,000	2,927
Ping An Insurance Group Co. of China Ltd., Class H	899,000	2,726
Shenzhen Investment Ltd.	8,142,000	2,202
Shougang Concord Century Holdings Ltd.	(a)1,243,000	73
TPV Technology Ltd.	3,316,000	3,138
Victory City International Holdings Ltd.	1,857,000	$604
		60,544
Colombia (0.4%)
BanColombia S.A. ADR	136,670	3,294
Czech Republic (2.2%)
Central European Media Enterprises Ltd.	(a)105,100	6,641
CEZ	198,600	6,699
Komercni Banka A.S.	38,500	5,635
		18,975
Hungary (0.6%)
Gedeon Richter Rt.	27,251	5,011
India (7.4%)
ABB Ltd. India	70,500	3,831
Aventis Pharma Ltd./India	46,905	1,487
Bharat Heavy Electricals Ltd.	243,557	10,313
Bharti Airtel Ltd.	(a)189,000	1,519
Cipla Ltd.	466,950	2,191
Container Corp. of India Ltd.	72,664	2,273
Gammon India Ltd.	(a)40,505	305
Glenmark Pharmaceuticals Ltd.	278,000	1,821
Gujarat Ambuja Cements Ltd.	678,500	1,466
HCL Technologies Ltd.	239,400	2,624
HDFC Bank Ltd.	158,500	2,740
Hero Honda Motors Ltd.	81,375	1,403
Hindalco Industries Ltd.	(a)352,000	1,342
Hindustan Lever Ltd.	856,500	4,261
Hotel Leela Venture Ltd.	247,300	1,423
Housing Development Finance Corp., Ltd.	94,700	2,344
ICICI Bank Ltd. ADR	66,500	1,573
Infosys Technologies Ltd.	51,492	3,444
ITC Ltd.	518,500	2,054
ITC Ltd. GDR (Registered)	208,500	803
Mahindra & Mahindra Ltd.	244,100	3,297
Morgan Stanley India Growth Fund	(a)(d)3,926,900	2,917
Punj Lloyd Ltd.	(a)13,693	217
Punjab National Bank	(c)171,500	1,275
Siemens India Ltd.	126,000	2,428
Uti Bank Ltd.	309,500	1,801
Wipro Ltd.	163,500	1,823
		62,975
Indonesia (2.2%)
Astra International Tbk PT	1,477,900	1,556
Bank Central Asia Tbk PT	5,240,000	2,319
Bank Mandiri Persero Tbk PT	10,475,000	1,945
Bank Rakyat Indonesia Tbk PT	4,225,000	1,870
Perusahaan Gas Negara Tbk PT	1,894,000	2,300
Telekomunikasi Indonesia Tbk PT	9,889,500	7,847
United Tractors Tbk PT	2,046,000	1,193
		19,030
Malaysia (0.4%)
Bandar Raya Developments Bhd	1,288,400	442
Bumiputra - Commerce Holdings Bhd	891,000	1,443
Telekom Malaysia Bhd	110,000	271

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Malaysia (cont’d)
Tenaga Nasional Bhd	617,000	$1,545
		3,701
Mexico (9.6%)
America Movil S.A. de C.V., Class L ADR	(a)800,215	26,615
Corp. GEO S.A. de C.V., Series B	(a)1,024,700	3,396
Grupo Financiero Banorte S.A. de C.V., Class O	1,960,600	4,547
Grupo Televisa S.A. ADR	1,140,520	22,023
Wal-Mart de Mexico S.A. de C.V., Class V	8,435,790	23,579
Wal-Mart de Mexico S.A. de C.V., ADR	56,932	1,577
		81,737
Morocco (1.1%)
Banque Marocaine du Commerce Exterieur	34,220	3,926
Maroc Telecom	166,630	2,246
ONA S.A.	23,300	3,546
		9,718
Pakistan (1.0%)
Fauji Fertilizer Co., Ltd.	636,000	1,278
HUB Power Co.	(a)427,100	163
National Bank of Pakistan	543,620	1,946
Oil & Gas Development Co., Ltd.	893,000	2,028
Pakistan Petroleum Ltd.	321,900	1,133
Pakistan State Oil Co., Ltd.	164,300	843
Pakistan Telecommunication Co., Ltd.	2,215,200	1,494
		8,885
Peru (0.4%)
Credicorp Ltd.	107,660	3,225
Poland (3.1%)
Bank Millennium S.A.	(a)1,449,326	2,737
Bank Pekao S.A.	131,140	7,841
Polski Koncern Naftowy Orlen S.A.	150,897	2,517
Powszechna Kasa Oszczednosci Bank Polski S.A.	561,630	6,540
TVN S.A.	(a)243,226	7,348
		26,983
Russia (12.6%)
Comstar United Telesystems GDR	(b)74,000	440
CTC Media Inc.	(a)195,900	3,577
Efes Breweries International N.V. GDR	(a)79,499	2,623
LUKOIL ADR	311,346	25,904
MMC Norilsk Nickel ADR	34,410	4,473
Novatek OAO GDR	231,020	10,165
OAO Gazprom ADR (Registered)	410,950	17,280
Polyus Gold Co. ADR	(f)33,300	1,501
Sberbank RF	1,650	2,819
Sberbank RF GDR	(a)83,148	15,327
Surgutneftegaz ADR	121,903	8,969
Unified Energy System GDR (Registered)	107,247	7,411
Wimm-Bill-Dann Foods OJSC ADR	190,100	7,442
		107,931
South Africa (11.4%)
ABSA Group Ltd.	282,420	3,951
African Bank Investments Ltd.	1,448,140	5,653
Aspen Pharmacare Holdings Ltd.	(a)1,468,990	7,478
Aveng Ltd.	1,263,720	3,781
Gold Fields Ltd.	241,800	5,463
Gold Fields Ltd. ADR	400,025	9,161
Group Five Ltd./South Africa	642,960	2,578
Harmony Gold Mining Co., Ltd.	(a)183,686	2,923
Harmony Gold Mining Co., Ltd. ADR	(a)68,039	1,109
Illovo Sugar Ltd.	1,423,300	3,911
Impala Platinum Holdings Ltd.	46,131	8,492
Mittal Steel South Africa Ltd.	100	1
Murray & Roberts Holdings Ltd.	848,120	3,004
Naspers Ltd., Class N	597,160	10,150
Pretoria Portland Cement Co., Ltd.	87,100	4,464
Reunert Ltd.	485,510	4,401
Sasol Ltd.	269,210	10,325
Shoprite Holdings Ltd.	1,480,193	5,244
Tiger Brands Ltd.	287,374	5,751
		97,840
South Korea (12.2%)
Amorepacific Corp.	1,281	1,433
Cheil Communications, Inc.	4,370	873
Cheil Industries, Inc.	77,870	2,717
Doosan Heavy Industries and Construction Co., Ltd.	69,230	2,510
Doosan Infracore Co., Ltd.	89,180	1,476
GS Engineering & Construction Corp.	70,000	4,530
Hanjin Heavy Industries & Construction Co., Ltd.	91,320	2,445
Hanmi Pharm Co., Ltd.	11,136	1,115
Hite Brewery Co., Ltd.	29,300	2,931
Hynix Semiconductor, Inc.	(a)36,000	1,167
Hynix Semiconductor, Inc. GDR	(a)5,700	185
Hyundai Heavy Industries Co., Ltd.	(a)13,327	1,496
Hyundai Mipo Dockyard	(a)10,180	1,019
Hyundai Mobis	(a)3,836	325
Hyundai Motor Co. (2nd Preference)	(a)62,180	3,113
Kookmin Bank	102,730	8,446
Korea Zinc Co., Ltd.	44,870	3,519
KT&G Corp.	21,740	1,270
LG.Philips LCD Co., Ltd.	(a)77,290	2,876
Lotte Shopping Co., Ltd.	10,391	4,041
NHN Corp.	(a)14,100	4,904
Orion Corp.	20,528	5,582
Pusan Bank	36,590	467
S-Oil Corp.	32,368	2,289
Samsung Electronics Co., Ltd.	16,794	10,674
Samsung Electronics Co., Ltd. (Preference)	11,572	5,647
Samsung Fire & Marine Insurance Co., Ltd.	29,560	3,972
Shinhan Financial Group Co., Ltd.	214,240	10,049
SK Corp.	80,480	5,174
SK Telecom Co., Ltd.	23,585	5,071
Woongjin Coway Co., Ltd.	132,050	2,895
		104,211

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Taiwan (8.6%)
Catcher Technology Co., Ltd.	262,000	$2,776
Cathay Financial Holding Co., Ltd.	1,697,000	3,711
Chang Hwa Commercial Bank	6,204,000	4,398
Chinatrust Financial Holding Co.	1,570,000	1,302
Delta Electronics, Inc.	3,666,219	10,417
Delta Electronics, Inc. GDR	53,652	762
Epistar Corp.	815,000	2,542
Eva Airways Corp.	(a)411	1
Everlight Electronics Co., Ltd.	999,000	2,546
Far EasTone Telecommunications Co., Ltd.	1,300,000	1,453
High Tech Computer Corp.	187,000	5,140
HON HAI Precision Industry Co., Ltd.	(a)1,210,200	7,476
Largan Precision Co., Ltd.	203,842	4,363
MediaTek, Inc.	675,000	6,254
Novatek Microelectronics Corp., Ltd.	409,000	1,983
Phoenix Precision Technology Corp.	43,105	63
Shin Kong Financial Holdings Co., Ltd.	5,868,156	6,452
Silitech Technology Corp.	1,000	5
Taishin Financial Holdings Co., Ltd.	2,546,642	1,561
Taiwan Mobile Co., Ltd.	1,696,000	1,687
Tripod Technology Corp.	815,000	2,769
Tsann Kuen Enterprise Co.	1,173,889	1,488
Unimicron Technology Corp.	1,702,000	2,218
Wistron Corp.	(a)1,875,000	2,201
		73,568
Thailand (1.4%)
Advanced Info Service PCL (Foreign)	292,100	690
Asian Property Development PCL (Foreign)	(c)6,330,800	459
Bangkok Bank PCL (Foreign)	631,500	1,756
CH. Karnchang PCL (Foreign)	(c)1,770,800	365
CP Seven Eleven PCL (Foreign)	(c)9,048,700	1,709
Italian-Thai Development PCL (Foreign)	(c)2,324,900	308
Kasikornbank PCL (Foreign)	(a)828,900	1,327
Lalin Property PCL (Foreign)	(c)1,988,100	245
Land & Houses PCL (Foreign)	2,357,800	464
PTT Exploration & Production PCL (Foreign)	(c)400,700	1,114
PTT PCL (Foreign)	(c)348,700	2,067
Siam Commercial Bank PCL (Foreign), (Registered)	(c)438,400	661
Siam Makro PCL (Foreign)	(c)174,600	284
Thai Oil PCL (Foreign)	(c)200,800	334
Total Access Communication PCL	(a)91,200	328
		12,111
Turkey (2.6%)
Akcansa Cimento A.S.	737,538	2,913
BIM Birlesik Magazalar A.S.	126,549	3,699
Dogan Yayin Holding A.S.	(a)1,378,302	4,703
Hurriyet Gazetecilik A.S.	(a)609,772	1,248
Turkiye Garanti Bankasi A.S.	1,838,656	4,578
Turkiye Is Bankasi	314,300	1,549
Turkiye Vakiflar Bankasi Tao, Class D	398,000	1,559
Yapi Ve Kredi Bankasi A.S.	(a)1,095,822	1,655
		21,904
Total Common Stocks (Cost $684,781)		836,771

	Face Amount
	(000)
Fixed Income Securities (0.0%)
Russia (0.0%)
MCSI Holding Ltd., 5.00%, 4/15/07 (Secured Notes) (Cost $147)	$ (c)(f)154	$146
Short-Term Investment (2.1%)
Repurchase Agreement (2.1%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $17,659 (Cost $17,651)	(e)17,651	17,651
Total Investments (99.9%) (Cost $702,579)		854,568
Other Assets in Excess of Liabilities (0.1%)		835
Net Assets (100%)		$855,403

(a)	Non-income producing security.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security was valued at fair value — At June 30, 2006, the portfolio held $8,967,000 of fair valued securities, representing 1.0% of net assets.
(d)

The Morgan Stanley India Growth Fund, acquired at a cost of $707,722, is advised by an affiliate of the Adviser. During the six months ended June 30, 2006, there were no purchases or sales of this security. The Portfolio did not derive income from this security during the six months ended June 30, 2006.

(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(f)	Security has been deemed illiquid — At June 30, 2006.
@	Face Amount/ Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
HKD	32	$4	7/3/06	USD	4	$4	$ @—
HKD	315	41	7/5/06	USD	41	41	@—
HUF	37,911	171	7/3/06	USD	169	169	(2)
HUF	144,774	654	7/5/06	USD	636	636	(18)
THB	2,122	56	7/3/06	USD	55	55	(1)
THB	5,310	139	7/5/06	USD	139	139	@—
USD	582	582	7/3/06	CZK	13,167	591	9
USD	1,338	1,338	7/3/06	CZK	30,420	1,365	27
USD	144	144	7/3/06	CZK	3,239	145	1
USD	1,485	1,485	7/7/06	CZK	33,084	1,485	@—
USD	10	10	7/3/06	IDR	95,748	10	@—
USD	114	114	7/3/06	IDR	1,059,267	114	@—
USD	10	10	7/3/06	IDR	95,748	10	@—
USD	114	114	7/3/06	IDR	1,059,267	114	@—
USD	693	693	7/3/06	INR	31,919	693	@—
USD	878	878	7/3/06	INR	40,418	878	@—
USD	663	663	7/3/06	PLN	2,147	676	13
USD	309	309	7/3/06	PLN	1,012	318	9
USD	223	223	7/6/06	ZAR	1,624	227	4
USD	3,575	3,575	8/14/06	ZAR	23,789	3,308	(267)
ZAR	5,408	754	7/3/06	USD	733	733	(21)
ZAR	5,639	786	7/5/06	USD	769	769	(17)
ZAR	12,218	1,704	7/5/06	USD	1,685	1,685	(19)
ZAR	794	111	7/7/06	USD	111	111	@—
ZAR	115,368	16,045	8/14/06	USD	17,075	17,075	1,030
ZAR	84,887	11,806	8/14/06	USD	13,875	13,875	2,069
		$42,409				$45,226	$2,817

CZK — Czech Republic Krona

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — India Rupee

PLN — Polish New Zloty

THB — Thai Baht

USD — United States Dollar

ZAR — South African Rand

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities

June 30, 2006 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $701,871)	$851,651
Investment in Affiliate, at Value (Cost $708)	2,917
Receivable for Investments Sold	9,921
Unrealized Appreciation on Foreign Currency Exchange Contracts	3,162
Dividends Receivable	1,889
Foreign Currency (Cost $1,224)	1,229
Receivable for Portfolio Shares Sold	1,213
Foreign Withholding Tax Reclaim Receivable	15
Interest Receivable	4
Other Assets	7
Total Assets	872,008
Liabilities:
Payable for Investments Purchased	11,477
Investment Advisory Fees Payable	2,825
Payable for Portfolio Shares Redeemed	1,355
Unrealized Depreciation on Foreign Currency Exchange Contracts	345
Custodian Fees Payable	302
Administration Fees Payable	170
Bank Overdraft Payable	27
Distribution Fees — Class II Shares	6
Directors’ Fees and Expenses Payable	1
Other Liabilities	97
Total Liabilities	16,605
NET ASSETS	$855,403
Net Assets Consist of:
Paid-in Capital	$590,527
Undistributed (Distributions in Excess of) Net Investment Income	7,427
Accumulated Net Realized Gain (Loss)	102,621
Unrealized Appreciation (Depreciation) on:
Investments	151,989
Foreign Currency Exchange Contracts and Translations	2,839
Net Assets	$855,403
CLASS I:
Net Assets	$701,390
Net Asset Value, Offering and Redemption Price Per Share Applicable to 43,994,997 Outstanding
$ 0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.94
CLASS II:
Net Assets	$154,013
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,670,536 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.93

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations

Six Months Ended June 30, 2006 (000)
Investment Income:
Dividends (Net of $551 Foreign Taxes Withheld)	$9,767
Interest	599
Total Investment Income	10,366
Expenses:
Investment Advisory Fees (Note B)	5,485
Administration Fees (Note C)	1,118
Custodian Fees (Note E)	608
Distribution Fees — Class II Shares (Note D)	233
Shareholder Reporting Fees	60
Professional Fees	30
Directors’ Fees and Expenses	5
Other	22
Total Expenses	7,561
Investment Advisory Fees Waived (Note B)	(32)
Distribution Fees — Class II Shares Waived (Note D)	(200)
Expense Offset (Note E)	(1)
Net Expenses	7,328
Net Investment Income (Loss)	3,038
Realized Gain (Loss) on:
Investments Sold (Net of Country Tax $10)	82,956
Foreign Currency Transactions	(396)
Net Realized Gain (Loss)	82,560
Change in Unrealized Appreciation (Depreciation) on:
Investments	(36,917)
Foreign Currency Exchange Contracts and Translations	3,730
Net Change in Unrealized Appreciation (Depreciation)	(33,187)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	49,373
Net Increase (Decrease) in Net Assets Resulting from Operations	$52,411

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (unaudited) (000)	Year Ended December 31, 2005 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$3,038	$4,272
Net Realized Gain (Loss)	82,560	63,571
Net Change in Unrealized Appreciation (Depreciation)	(33,187)	98,603
Net Increase in Net Assets Resulting from Operations	52,411	166,446
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,842)
Class II:
Net Investment Income	—	(184)
Total Distributions	—	(2,026)
Capital Share Transactions:(1)
Class I:
Subscriptions	153,270	192,214
Distributions Reinvested	—	1,842
Redemptions	(147,241)	(91,025)
Class II:
Subscriptions	74,350	56,755
Distributions Reinvested	—	184
Redemptions	(17,428)	(13,984)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	62,951	145,986
Total Increase (Decrease) in Net Assets	115,362	310,406
Net Assets:
Beginning of Period	740,041	429,635
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $7,427 and $4,389, respectively)	$855,403	$740,041

(1) Capital Share Transactions:
Class I:
Shares Subscribed	9,284	15,546
Shares Issued on Distributions Reinvested	—	158
Shares Redeemed	(9,255)	(7,734)
Net Increase (Decrease) in Class I Shares Outstanding	29	7,970
Class II:
Shares Subscribed	4,486	4,500
Shares Issued on Distributions Reinvested	—	16
Shares Redeemed	(1,108)	(1,116)
Net Increase (Decrease) in Class II Shares Outstanding	3,378	3,400

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

Emerging Markets Equity Portfolio

	Six Months Ended		Class I
	June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.73		$11.05	$9.04	$6.04	$6.63	$7.09
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.06	#	0.10 #	0.07 #	0.07 #	(0.03)#	0.02
Net Realized and Unrealized Gain (Loss)	1.15		3.63	2.00	2.93	(0.56)	(0.48)
Total from Investment Operations	1.21		3.73	2.07	3.00	(0.59)	(0.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	(0.06)	—	—	—
Net Asset Value, End of Period	$15.94		$14.73	$11.05	$9.04	$6.04	$6.63
Total Return ±	8.21	%††	33.85%	23.11%	49.67%	(8.90)%	(6.49)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$701,390		$647,447	$397,693	$323,547	$156,915	$152,857
Ratio of Expenses to Average Net Assets(1)†	1.63	%**	1.65%	1.70%	1.78%	1.81%	1.85%
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense	N/A		N/A	N/A	1.75%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.68	%**	0.81%	0.71%	0.95%	(0.40)%	0.24%
Portfolio Turnover Rate	45	%††	53%	72%	92%	134%	132%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.64	%**	1.66%	1.71%	1.87%	1.93%	2.12%
Net Investment Income (Loss) to Average Net Assets	0.67	%**	0.80%	0.70%	0.86%	(0.53)%	(0.03)%

#	Per share amount is based on average shares outstanding.
**	Annualized
†

Effective June 1, 2006, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.65% for Class I shares.

††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
					Period from
					January 10,
	Six Months Ended				2003* to
	June 30, 2006		Year Ended December 31		December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003
Net Asset Value, Beginning of Period	$14.71		$11.04	$9.03	$6.22
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.05		0.08	0.06	0.05
Net Realized and Unrealized Gain (Loss)	1.17		3.64	2.01	2.76
Total from Investment Operations	1.22		3.72	2.07	2.81
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	(0.06)	—
Net Asset Value, End of Period	$15.93		$14.71	$11.04	$9.03
Total Return ±	8.23	%††	33.76%	23.00%	45.34	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$154,013		$92,594	$31,942	$9,066
Ratio of Expenses to Average Net Assets(1)†	1.68	%**	1.70%	1.75%	1.83	%**
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense	N/A		N/A	N/A	1.80	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.67	%**	0.66%	0.64%	0.90	%**
Portfolio Turnover Rate	45	%††	53%	72%	92	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.99	%**	2.01%	2.06%	2.22	%**
Net Investment Income (Loss) to Average Net Assets	0.36	%**	0.35%	0.33%	0.51	%**

*	Commenced offering
**	Annualized
#	Per share amount is based on average shares outstanding.
†

Effective June 1, 2006, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class II shares. Prior to June 1, 2006, the maximum ratio was 1.70% for Class II shares.

††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offering two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.    Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.    Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.    Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to security transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.    Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.    Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated

14

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500	From $1
First $500	million to	billion to	More than
million	$1 billion	$2.5 billion	$2.5 billion
1.25%	1.20%	1.15%	1.00%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.60% for Class I shares and 1.65% for Class II shares. Prior to June 1, 2006, the maximum ratio was 1.65% for Class I Shares and 1.70% for Class II Shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2006, this waiver amounted to $32,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2006, this waiver amounted to $200,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by certain of the countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
(000)	(000)	(000)	(000)
$2,026	$—	$2,381	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses. Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$500	$(500)	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain
(000)	(000)
$6,841	$21,103

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)
(000)	(000)	(000)	(000)
$702,579	$182,754	$(30,765)	$151,989

During the year ended December 31, 2005, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $41,405,000.

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2005, the Portfolio deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October currency losses of $1,156,000.

H. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $462,846,000 and $383,105,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2006.

During the six months ended June 30,2006, the Portfolio incurred $5,347 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer. Additionally, during the six months ended June 30, 2006, the Portfolio paid $1,183 in brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 54.0% and 86.1%, for Class I and Class II shares, respectively.

16

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information	Officers

Directors	Michael Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Charles A. Fiumefreddo	President and Principal Executive Officer

Edwin J. Garn	J. David Germany
Vice President
Wayne E. Hedien
Dennis F. Shea
James F. Higgins	Vice President

Dr. Manuel H. Johnson	Barry Fink
Vice President
Joseph J. Kearns
Amy R. Doberman
Fergus Reid	Vice President

Investment Adviser and Administrator	Carsten Otto
Morgan Stanley Investment Management Inc.	Chief Compliance Officer
1221 Avenue of the Americas
New York, New York 10020	Stefanie V. Chang Yu
Vice President
Distributor
Morgan Stanley Distribution, Inc.	James W. Garrett
One Tower Bridge	Treasurer and Chief Financial Officer
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Michael J. Leary
Assistant Treasurer
Custodian
JPMorgan Chase Bank, N.A.	Mary E. Mullin
270 Park Avenue	Secretary
New York, New York 10017
Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00604P-Y06/06

17

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006

Global Value Equity Portfolio

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006 (unaudited)

Expense Example

Global Value Equity Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006
Actual	$1,000.00	$1,047.10	$5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.49	5.36

*                 Expenses are equal to Portfolio’s annualized net expense ratio of 1.07%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund’s investment strategy or investment personnel. The Board concluded that the Portfolio can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Portfolio’s investment strategy and/or investment personnel.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding
12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

2

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

Global Value Equity Portfolio

	Shares	Value (000)
Common Stocks (97.2%)
Australia (2.0%)
Boral Ltd.	118,575	$717
Foster’s Group Ltd.	156,298	636
National Australia Bank Ltd.	46,625	1,218
		2,571
Bermuda (5.4%)
Ingersoll-Rand Co., Ltd., Class A	37,389	1,600
Tyco International Ltd.	125,265	3,445
XL Capital Ltd., Class A	29,336	1,798
		6,843
France (7.6%)
BNP Paribas S.A.	32,964	3,156
France Telecom S.A.	29,649	637
Lafarge S.A.	14,860	1,866
Sanofi-Aventis	19,857	1,938
Total S.A.	31,712	2,087
		9,684
Germany (1.6%)
BASF AG	8,711	699
Bayerische Motoren Werke AG	26,914	1,345
		2,044
Hong Kong (0.0%)
Yue Yuen Industrial Holdings Ltd.	25,500	70
Ireland (2.6%)
Bank of Ireland	102,893	1,836
Kerry Group plc, Class A	69,776	1,499
		3,335
Italy (1.9%)
ENI S.p.A.	81,093	2,389
Japan (8.1%)
Astellas Pharma, Inc.	32,300	1,185
Canon, Inc.	38,550	1,890
Kao Corp.	53,000	1,387
Mitsui Sumitomo Insurance Co., Ltd.	64,000	804
Nissan Motor Co., Ltd.	106,000	1,158
Sumitomo Electric Industries Ltd.	111,500	1,633
Takeda Pharmaceutical Co., Ltd.	35,700	2,221
		10,278
Netherlands (5.2%)
Chicago Bridge & Iron Co. N.V. (NY Shares)	13,623	329
Koninklijke Philips Electronics N.V.	18,239	570
Royal Dutch Shell plc ADR	42,575	2,852
Unilever N.V. CVA	79,483	1,802
Wolters Kluwer N.V. CVA	43,494	1,028
		6,581
New Zealand (0.5%)
Telecom Corp. of New Zealand Ltd.	259,966	640
Singapore (0.3%)
ComfortDelgro Corp., Ltd.	376,000	363
South Korea (0.8%)
SK Telecom Co., Ltd. ADR	45,782	1,072
Spain (2.0%)
Banco Bilbao Vizcaya Argentaria S.A.	67,614	1,391
Telefonica S.A.	72,798	1,212
		2,603
Switzerland (2.9%)
Novartis AG (Registered)	10,727	581
Syngenta AG	(a)11,025	1,465
UBS AG (Registered)	14,878	1,631
		3,677
Taiwan (0.7%)
Chunghwa Telecom Co., Ltd. ADR	46,747	863
United Kingdom (19.1%)
Amvescap plc	56,156	514
Barclays plc	151,786	1,725
Cadbury Schweppes plc	278,674	2,687
Diageo plc	74,227	1,248
GlaxoSmithKline plc	125,816	3,515
Imperial Tobacco Group plc	75,340	2,325
Old Mutual plc	532,294	1,607
Reed Elsevier plc	212,616	2,147
Rolls-Royce Group plc	(a)254,152	1,946
Rolls-Royce Group plc, Class B	16,844,941	32
Royal Bank of Scotland Group plc	62,327	2,049
Vodafone Group plc	1,110,137	2,366
WM Morrison Supermarkets plc	378,273	1,361
WPP Group plc	60,285	730
		24,252
United States (36.5%)
Alcoa, Inc.	32,105	1,039
Altria Group, Inc.	44,900	3,297
American Electric Power Co., Inc.	18,034	618
American International Group, Inc.	10,447	617
AT&T Inc.	24,386	680
BJ’s Wholesale Club, Inc.	(a)32,223	913
Boeing Co.	34,834	2,853
Bristol-Myers Squibb Co.	59,266	1,533
CBS Corp., Class B	17,061	461
Chevron Corp.	34,498	2,141
Citigroup, Inc.	78,268	3,776
Dominion Resources, Inc.	17,946	1,342
EMC Corp./Massachusetts	(a)150,218	1,648
First Data Corp.	31,589	1,423
Freddie Mac	37,645	2,146
Hewlett-Packard Co.	36,456	1,155
International Business Machines Corp.	33,138	2,546
Marsh & McLennan Cos., Inc.	44,114	1,186
Mellon Financial Corp.	42,898	1,477
Merrill Lynch & Co., Inc.	23,877	1,661
New York Times Co. (The), Class A	17,804	437
Northrop Grumman Corp.	9,858	631
Pfizer, Inc.	81,712	1,918
Schering-Plough Corp.	133,043	2,532
St. Paul Travelers Cos., Inc. (The)	46,204	2,060
UnitedHealth Group, Inc.	20,211	905
Verizon Communications, Inc.	35,564	1,191

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

		Value
	Shares	(000)
United States (cont’d)
Viacom, Inc., Class B	16,111	$577
Wyeth	56,648	2,516
Xerox Corp.	(a)85,004	1,182
		46,461
Total Common Stocks (Cost $106,081)		123,726

	Face
	Amount
	(000)
Short-Term Investment (1.8%)
Repurchase Agreement (1.8%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $2,278 (Cost $2,277)	$ (b)2,277	2,277
Total Investments (99.0%) (Cost $108,358)		126,003
Other Assets in Excess of Liabilities (1.0%)		1,240
Net Assets (100%)		$127,243

(a)                                  Non-income producing security.

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                   American Depositary Receipt

CVA                    Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
USD	69	$69	7/3/06	HKD	537	$69	@—
USD	30	30	7/3/06	SGD	47	30	@—
USD	24	24	7/3/06	SGD	39	24	@—
		$123				$123	@—

HKD — Hong Kong Dollar

SGD — Singapore Dollar

USD — United States Dollar

@     Face Amount/Value is less than $500.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Global Value Equity Portfolio

Statement of Assets and Liabilities

June 30, 2006 (000)
Assets:
Investments, at Value (Cost $108,358)	$126,003
Cash	12
Foreign Currency (Cost $1,126)	1,137
Receivable for Investments Sold	247
Dividends Receivable	261
Receivable for Portfolio Shares Sold	110
Foreign Withholding Tax Reclaim Receivable	44
Interest Receivable	@—
Unrealized Appreciation on Foreign Currency Exchange Contracts	@—
Other Assets	2
Total Assets	127,816
Liabilities:
Investment Advisory Fees Payable	219
Payable for Portfolio Shares Redeemed	132
Payable for Investments Purchased	123
Administration Fees Payable	26
Custodian Fees Payable	17
Directors’ Fees and Expenses Payable	1
Other Liabilities	55
Total Liabilities	573
NET ASSETS	$127,243
Net Assets Consist of:
Paid-in Capital	$96,525
Undistributed (Distributions in Excess of) Net Investment Income	3,399
Accumulated Net Realized Gain (Loss)	9,664
Unrealized Appreciation (Depreciation) on:
Investments	17,645
Foreign Currency Translations	10
Net Assets	$127,243
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,173,646 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.57

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006 (unaudited)

Global Value Equity Portfolio

Statement of Operations

Six Months Ended June 30, 2006 (000)
Investment Income:
Dividends (Net of $129 Foreign Taxes Withheld)	$1,930
Interest	60
Total Investment Income	1,990
Expenses:
Investment Advisory Fees (Note B)	441
Administration Fees (Note C)	165
Shareholder Reporting Fees	43
Custodian Fees (Note D)	30
Professional Fees	13
Directors’ Fees and Expenses	1
Other	8
Total Expenses	701
Expense Offset (Note D)	@—
Net Expenses	701
Net Investment Income (Loss)	1,289
Realized Gain (Loss) on:
Investments Sold	7,104
Foreign Currency Transactions	37
Net Realized Gain (Loss)	7,141
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,312)
Foreign Currency Translations	14
Net Change in Unrealized Appreciation (Depreciation)	(2,298)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	4,843
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,132

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Global Value Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (unaudited) (000)	Year Ended December 31, 2005 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,289	$2,187
Net Realized Gain (Loss)	7,141	6,279
Net Change in Unrealized Appreciation (Depreciation)	(2,298)	(660)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,132	7,806
Distributions from and/or in Excess of:
Net Investment Income	—	(1,426)
Net Realized Gain	—	(980)
Total Distributions	—	(2,406)
Capital Share Transactions:(1)
Subscriptions	9,286	20,553
Distributions Reinvested	—	2,406
Redemptions	(22,125)	(30,096)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,839)	(7,137)
Total Increase (Decrease) in Net Assets	(6,707)	(1,737)
Net Assets:
Beginning of Period	133,950	135,687
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3,399 and $2,110, respectively)	$127,243	$133,950

(1) Capital Share Transactions:
Shares Subscribed	601	1,446
Shares Issued on Distributions Reinvested	—	173
Shares Redeemed	(1,432)	(2,105)
Net Increase (Decrease) in Capital Shares Outstanding	(831)	(486)

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006 (unaudited)

Financial Highlights

Global Value Equity Portfolio

Selected Per Share Data and Ratios

	Six Months Ended June 30, 2006 (unaudited)
			Year Ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.87		$14.30	$12.69	$9.84	$12.13	$13.19
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.15	#	0.23 #	0.15 #	0.14 #	0.10 #	0.10
Net Realized and Unrealized Gain (Loss)	0.55		0.59	1.56	2.71	(2.15)	(1.03)
Total from Investment Operations	0.70		0.82	1.71	2.85	(2.05)	(0.93)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)	(0.10)	—	(0.13)	(0.13)
Net Realized Gain	—		(0.10)	—	—	(0.11)	—
Total Distributions	—		(0.25)	(0.10)	—	(0.24)	(0.13)
Net Asset Value, End of Period	$15.57		$14.87	$14.30	$12.69	$9.84	$12.13
Total Return ±	4.71	%††	5.83%	13.54%	28.96%	(16.87)%	(7.04)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$127,243		$133,950	$135,687	$105,613	$76,180	$70,422
Ratio of Expenses to Average Net Assets(1)	1.07	%**	1.02%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.96	%**	1.60%	1.15%	1.33%	0.95%	0.87%
Portfolio Turnover Rate	16	%††	26%	27%	65%	35%	35%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	1.17%	1.28%	1.27%	1.28%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	1.13%	1.20%	0.83%	0.74%

#                                       Per share amount is based on average shares outstanding.

††                                    Not annualized

**                                Annualized

±                                   Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Value Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies:  The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation:  Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements:  The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments:  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

10

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected as unrealized gains (losses) on Foreign Currency Translations on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.              Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $1				More
	billion to	From $1.5	From $2.5	From $3.5	than
First $1	$1.5	billion to	billion to	billion to	$4.5
billion	billion	$2.5 billion	$3.5 billion	$4.5 billion	billion
0.67%	0.645%	0.62%	0.595%	0.57%	0.545%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

Morgan Stanley Investment Management Limited (the “Sub-Adviser” or “MSIM Limited”), a wholly-owned subsidiary of Morgan Stanley, serves as Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees:  MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Custodian Fees:  JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations:  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes:  It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
(000)	(000)	(000)	(000)
$1,426	$980	$932	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(71)	$71	$—

12

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain
(000)	(000)
$2,632	$4,711

At June 30, 2006, cost and unrealized appreciation and (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)
(000)	(000)	(000)	(000)
$108,358	$21,382	$(3,737)	$17,645

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2005, the Portfolio deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October currency losses of $8,000.

G. Other:  For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $20,787,000 and $31,968,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2006.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 72.8%.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers

Michael Bozic	Michael Nugent
Chairman of the Board and Director
Charles A. Fiumefreddo
Ronald E. Robison
Edwin J. Garn	President and Principal Executive Officer

Wayne E. Hedien	J. David Germany
Vice President
James F. Higgins
Dennis F. Shea
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Barry Fink
Vice President
Fergus Reid
Amy R. Doberman
Investment Adviser and Administrator	Vice President
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas	Carsten Otto
New York, New York 10020	Chief Compliance Officer

Distributor	Stefanie V. Chang Yu
Morgan Stanley Distribution, Inc.	Vice President
One Tower Bridge
100 Front Street, Suite 1100	James W. Garrett
West Conshohocken, PA 19428-2899	Treasurer and Chief Financial Officer

Custodian	Michael J. Leary
JPMorgan Chase Bank, N.A.	Assistant Treasurer
270 Park Avenue
New York, New York 10017	Mary E. Mullin
Secretary

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00605P-Y06/06

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

International Magnum Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Expense Example

International Magnum Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006

Actual	$1,000.00	$1,084.00	$5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.19	5.66

* Expenses are equal to Portfolio’s annualized net expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three-and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund’s investment strategy or investment personnel. The Board concluded that the Portfolio can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Portfolio’s investment strategy and/or investment personnel.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding
12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

International Magnum Portfolio

		Value
	Shares	(000)
Common Stocks (94.3%)
Australia (3.0%)
AMP Ltd.	66,200	$449
Australia & New Zealand Banking Group Ltd.	10,190	201
BHP Billiton Ltd.	104,000	2,241
Gunns Ltd.	45,100	94
National Australia Bank Ltd.	7,930	207
Newcrest Mining Ltd.	11,650	183
QBE Insurance Group Ltd.	13,400	204
Rio Tinto Ltd.	11,900	688
Westpac Banking Corp.	13,750	238
		4,505
Austria (2.4%)
Andritz AG	5,984	989
Erste Bank der Oesterreichischen Sparkassen AG	21,668	1,220
Telekom Austria AG	53,719	1,196
Wiener Staedtische Versicherung AG	3,551	209
		3,614
Belgium (0.8%)
AGFA-Gevaert N.V.	30,442	737
Solvay S.A., Class A	4,350	501
		1,238
Finland (1.5%)
Fortum Oyj	53,493	1,368
Neste Oil Oyj	27,500	969
		2,337
France (10.7%)
Atos Origin S.A.	(a)6,508	426
AXA S.A.	37,451	1,229
BNP Paribas	29,486	2,823
Carrefour S.A.	9,126	535
Cie Generale d’Optique Essilor International S.A.	13,584	1,367
Electricite de France	10,236	539
France Telecom S.A.	26,219	564
Gaz de France	20,954	704
Groupe Danone	2,348	298
Lafarge S.A.	4,654	584
LVMH Moet Hennessy Louis Vuitton S.A.	9,131	906
Pernod-Ricard S.A.	2,488	493
Peugeot S.A.	3,983	248
Renault S.A.	2,379	256
Sanofi-Aventis	9,796	956
Schneider Electric S.A.	12,783	1,333
Societe Generale	3,280	483
Total S.A.	36,627	2,410
		16,154
Germany (8.2%)
Adidas AG	19,400	928
Allianz AG (Registered)	6,032	953
AWD Holding AG	10,113	339
Bayerische Motoren Werke AG	20,191	1,009
Celesio AG	10,430	948
Commerzbank AG	20,902	760
Continental AG	15,426	1,577
Deutsche Bank AG (Registered)	9,528	1,072
Deutsche Post AG (Registered)	11,346	304
Deutsche Telekom AG	32,600	525
E.ON AG	12,643	1,456
Muenchener Rueckversicherungs AG (Registered)	6,728	919
SAP AG	4,903	1,035
Siemens AG (Registered)	6,554	570
		12,395
Greece (1.7%)
Coca Cola Hellenic Bottling Co. S.A.	26,717	796
EFG Eurobank Ergasias S.A.	18,456	512
National Bank of Greece S.A.	32,811	1,296
		2,604
Hong Kong (3.2%)
Cheung Kong Holdings Ltd.	19,000	206
China Resources Power Holdings Co.	1,272,000	1,065
Dah Sing Financial Holdings Ltd.	7,200	53
Esprit Holdings Ltd.	184,000	1,502
Great Eagle Holdings Co.	138,000	473
Henderson Land Development Co., Ltd.	95,000	493
Hutchison Whampoa Ltd.	19,000	173
Hysan Development Co., Ltd.	129,000	364
New World Development Ltd.	290,000	478
Techtronic Industries Co.	37,000	50
		4,857
India (0.5%)
ICICI Bank Ltd. ADR	29,200	690
Ireland (2.4%)
Allied Irish Banks plc	41,546	997
Anglo Irish Bank Corp. plc	83,760	1,302
CRH plc	26,796	871
Kerry Group plc, Class A	19,169	412
		3,582
Israel (0.5%)
Teva Pharmaceutical Industries Ltd. ADR	23,900	755
Italy (0.7%)
Telecom Italia S.p.A. RNC	134,997	349
UniCredito Italiano S.p.A.	97,508	763
		1,112
Japan (22.4%)
Amada Co., Ltd.	29,000	304
Astellas Pharma, Inc.	9,900	363
Canon, Inc.	38,550	1,890
Casio Computer Co., Ltd.	66,500	1,270
Credit Saison Co., Ltd.	16,000	758
Dai Nippon Printing Co., Ltd.	17,000	263
Daicel Chemical Industries Ltd.	40,000	327
Daifuku Co., Ltd.	19,000	313
Daiichi Sankyo Co., Ltd.	15,000	413
Daikin Industries Ltd.	12,700	441
Daiwa Securities Group, Inc.	87,000	1,037

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Denki Kagaku Kogyo KK	69,000	$287
East Japan Railway Co.	38	282
FamilyMart Co., Ltd.	10,200	294
Fuji Machine Manufacturing Co., Ltd.	7,100	172
Fuji Photo Film Co., Ltd.	11,900	399
Fujitec Co., Ltd.	12,000	79
Fujitsu Ltd.	63,000	488
Furukawa Electric Co., Ltd.	55,000	356
Hitachi Capital Corp.	13,500	236
Hitachi High-Technologies Corp.	4,400	134
Hitachi Ltd.	63,000	416
House Foods Corp.	9,300	141
Hoya Corp.	26,500	942
JSR Corp.	46,400	1,172
Kaneka Corp.	32,000	291
Kobe Steel Ltd.	280,000	876
Kubota Corp.	81,000	768
Kurita Water Industries Ltd.	16,100	331
Kyocera Corp.	4,600	356
Kyudenko Corp.	11,000	65
Lintec Corp.	8,300	217
Maeda Road Construction Co., Ltd.	7,000	53
Matsushita Electric Industrial Co., Ltd.	31,000	654
Minebea Co., Ltd.	36,000	196
Mitsubishi Chemical Holdings Corp.	47,000	294
Mitsubishi Corp.	25,800	515
Mitsubishi Heavy Industries Ltd.	93,000	401
Mitsumi Electric Co., Ltd.	13,200	156
Nagase & Co., Ltd.	13,000	172
NEC Corp.	77,000	410
Nifco, Inc.	10,300	204
Nintendo Co., Ltd.	3,700	621
Nippon Meat Packers, Inc.	16,000	185
Nippon Sheet Glass Co., Ltd.	21,000	117
Nippon Steel Corp.	38,000	144
Nippon Telegraph & Telephone Corp.	54	265
Nissan Motor Co., Ltd.	53,600	585
Nissha Printing Co., Ltd.	3,000	112
Nisshinbo Industries, Inc.	15,000	164
Obayashi Corp.	38,000	261
Ono Pharmaceutical Co., Ltd.	6,300	307
Ricoh Co., Ltd.	28,000	549
Rinnai Corp.	4,800	127
Rohm Co., Ltd.	2,500	224
Ryosan Co., Ltd.	7,600	199
Sanki Engineering Co., Ltd.	4,000	28
Sanwa Shutter Corp.	28,000	165
Sekisui Chemical Co., Ltd.	38,000	328
Sekisui House Ltd.	22,000	302
Sharp Corp.	56,000	885
Shin-Etsu Polymer Co., Ltd.	14,000	202
SMC Corp.	8,000	1,132
Sony Corp.	8,900	393
Sumitomo Realty & Development Co., Ltd.	53,000	1,306
Suzuki Motor Corp.	16,300	353
TDK Corp.	4,800	365
Teijin Ltd.	42,000	266
Terumo Corp.	25,200	841
Toho Co., Ltd.	5,700	114
Tokyo Electric Power Co., Inc.	9,600	265
Toray Industries, Inc.	133,000	1,154
Toshiba Corp.	91,000	594
Toyo Ink Manufacturing Co., Ltd.	21,000	88
Toyota Motor Corp.	29,700	1,555
Tsubakimoto Chain Co.	35,000	229
Yamaha Corp.	16,400	308
Yamaha Motor Co., Ltd.	12,300	321
		33,790
Mexico (0.5%)
America Movil S.A. de C.V., Class L ADR	23,967	797
Netherlands (6.3%)
CSM CVA	16,222	452
ING Groep N.V. CVA	51,470	2,023
Koninklijke Ahold N.V.	(a)55,821	485
Royal Dutch Shell plc, Class A	32,167	1,082
Royal Dutch Shell plc, Class B	40,585	1,419
Royal Numico N.V.	19,203	862
TNT N.V.	16,266	582
Unilever N.V. CVA	46,840	1,062
Wolters Kluwer N.V.	66,174	1,563
		9,530
Norway (2.0%)
Norske Skogindustrier ASA	29,773	437
Telenor ASA	88,525	1,070
TGS Nopec Geophysical Co., ASA	(a)83,596	1,477
		2,984
Poland (0.3%)
Bank Pekao S.A.	7,260	434
Singapore (2.3%)
CapitaCommercial Trust REIT	32,200	34
CapitaLand Ltd.	155,000	441
Chartered Semiconductor Manufacturing Ltd.	(a)123,000	105
City Developments Ltd.	43,000	254
DBS Group Holdings Ltd.	66,000	755
Keppel Corp., Ltd.	130,000	1,207
Oversea-Chinese Banking Corp.	41,600	173
SembCorp Industries Ltd.	80,480	165
Singapore Airlines Ltd.	21,000	168
Singapore Press Holdings Ltd.	49,000	128
		3,430
South Korea (0.5%)
Samsung Electronics Co., Ltd. GDR	(b)2,346	737
Spain (2.2%)
Altadis S.A.	12,045	569
Banco Bilbao Vizcaya Argentaria S.A.	24,915	512
Banco Popular Espanol S.A.	57,767	861
Grupo Ferrovial S.A.	13,902	1,062
Telefonica S.A.	24,124	402
		3,406

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Sweden (1.4%)
Getinge AB, Class B	46,983	$800
Telefonaktiebolaget LM Ericsson ADR	23,900	789
Telefonaktiebolaget LM Ericsson, Class B	148,220	490
		2,079
Switzerland (6.2%)
ABB Ltd.	86,000	1,119
Ciba Speciality Chemicals AG (Registered)	10,773	601
Nestle S.A. (Registered)	6,317	1,984
Novartis AG (Registered)	49,030	2,655
Roche Holding AG	5,300	876
SGS S.A. (Registered)	954	905
Swiss Reinsurance (Registered)	14,366	1,004
Zurich Financial Services AG	(a)1,178	258
		9,402
Turkey (0.4%)
Akbank T.A.S. ADR	67,744	648
United Kingdom (14.2%)
Anglo American plc (London Shares)	11,354	466
AstraZeneca plc	9,982	602
Aviva plc	36,102	511
Barclays plc	75,472	858
BP plc	139,454	1,626
British Sky Broadcasting plc	25,885	274
Cadbury Schweppes plc	138,384	1,334
Capita Group plc	89,546	764
GlaxoSmithKline plc	47,521	1,328
HSBC Holdings plc	125,042	2,200
Imperial Tobacco Group plc	15,272	471
Man Group plc	5,680	268
Old Mutual plc	185,949	561
Prudential plc	80,070	905
Reckitt Benckiser plc	25,299	945
Reed Elsevier plc	116,829	1,180
Rexam plc	46,265	452
Rolls-Royce Group plc	(a)34,512	264
Rolls-Royce Group plc, Class B	1,923,242	4
Royal Bank of Scotland Group plc	28,188	927
SABMiller plc	46,834	844
Sportingbet plc	137,501	1,000
Tesco plc	135,306	836
Vodafone Group plc	627,826	1,338
William Hill plc	43,570	505
WM Morrison Supermarkets plc	260,585	937
		21,400
Total Common Stocks (Cost $125,259)		142,480

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (4.6%)
Repurchase Agreement (4.6%)
J.P. Morgan Securities, Inc., 5.10% dated 6/30/06, due 7/3/06, repurchase price $6,932 (Cost $6,929)	$ (c)6,929	$6,929
Total Investments (98.9%) (Cost $132,188)		149,409
Other Assets in Excess of Liabilities (1.1%)		1,641
Net Assets (100%)		$151,050

(a)                                  Non-income producing security.

(b)                                 144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipts

CVA                      Certificaten Van Aandelen

GDR                       Global Depositary Receipts

REIT                     Real Estate Investment Trust

RNC                       Non-Convertible Savings Shares

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	670	$497	09/14/06	USD	499	$499	$2
EUR	1,239	1,593	09/14/06	USD	1,569	1,569	(24)
EUR	2,055	2,641	09/14/06	USD	2,601	2,601	(40)
EUR	4,105	5,276	09/14/06	USD	5,191	5,191	(85)
EUR	4,881	6,274	09/14/06	USD	6,175	6,175	(99)
GBP	1,756	3,252	09/14/06	USD	3,243	3,243	(9)
GBP	853	1,580	09/14/06	USD	1,572	1,572	(8)
GBP	1,990	3,685	09/14/06	USD	3,665	3,665	(20)
GBP	1,861	3,447	09/14/06	USD	3,429	3,429	(18)
JPY	117,613	1,038	09/14/06	USD	1,042	1,042	4
JPY	414,051	3,656	09/14/06	USD	3,659	3,659	3
JPY	291,108	2,570	09/14/06	USD	2,571	2,571	1
JPY	370,469	3,271	09/14/06	USD	3,273	3,273	2
USD	816	816	09/14/06	AUD	1,102	818	2
USD	77	77	09/14/06	AUD	104	77	@—
USD	3,066	3,066	09/14/06	AUD	4,137	3,072	6
USD	1,111	1,111	08/17/06	EUR	860	1,104	(7)
USD	624	624	9/14/06	EUR	493	633	9
USD	5,126	5,126	9/14/06	EUR	4,043	5,196	70
USD	671	671	9/14/06	EUR	530	681	10
USD	2,348	2,348	9/14/06	EUR	1,856	2,385	37
USD	172	172	7/05/06	EUR	137	175	3
USD	358	358	9/14/06	GBP	194	360	2
USD	7,444	7,444	9/14/06	GBP	4,037	7,477	33
USD	15,970	15,970	9/14/06	GBP	8,650	16,022	52
USD	1,233	1,233	9/14/06	GBP	669	1,240	7
USD	1,922	1,922	8/17/06	JPY	208,545	1,834	(88)
USD	4,658	4,658	9/14/06	JPY	527,271	4,655	(3)
USD	163	163	9/14/06	JPY	18,385	162	(1)
USD	4,690	4,690	9/14/06	JPY	530,739	4,686	(4)
USD	754	754	9/14/06	JPY	85,357	754	@—
USD	1,353	1,353	9/14/06	JPY	153,181	1,352	(1)
		$91,336				$91,172	$(164)

AUD —	Australian Dollar
EUR —	Euro
GBP —	British Pound
JPY —	Japanese Yen
USD —	United States Dollar
@	Face Amount/Value is less than $500.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
DJ Euro Stoxx 50 (Germany)	18	$843	Sep-06	$55
FTSE 100 Index (United Kingdom)	11	1,185	Sep-06	36
TOPIX Index (Japan)	6	833	Sep-06	19
				$110

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*               Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2006 (unaudited)

International Magnum Portfolio

Statement of Assets and Liabilities

June 30, 2006 (000)
Assets:
Investments, at Value (Cost $132,188)	$149,409
Foreign Currency (Cost $1,418)	1,434
Due from Broker	750
Unrealized Appreciation on Foreign Currency Exchange Contracts	243
Receivable for Portfolio Shares Sold	174
Foreign Withholding Tax Reclaim Receivable	129
Dividends Receivable	117
Interest Receivable	1
Other Assets	2
Total Assets	152,259
Liabilities:
Unrealized Depreciation on Foreign Currency Exchange Contracts	407
Investment Advisory Fees Payable	253
Payable for Portfolio Shares Redeemed	183
Payable for Investments Purchased	175
Overdraft Payable	78
Custodian Fees Payable	36
Administration Fees Payable	30
Directors’ Fees and Expenses Payable	1
Other Liabilities	46
Total Liabilities	1,209
NET ASSETS	$151,050
Net Assets Consist of:
Paid-in Capital	$102,823
Undistributed (Distributions in Excess of) Net Investment Income	1,665
Accumulated Net Realized Gain (Loss)	29,383
Unrealized Appreciation (Depreciation) on:
Investments	17,221
Foreign Currency Exchange Contracts and Translations	(152)
Futures Contracts	110
Net Assets	$151,050
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,257,766 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.42

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

International Magnum Portfolio

Statement of Operations

Six Months Ended June 30, 2006 (000)
Investment Income:
Dividends (Net of $263 Foreign Taxes Withheld)	$2,251
Interest	221
Total Investment Income	2,472
Expenses:
Investment Advisory Fees (Note B)	611
Administration Fees (Note C)	191
Custodian Fees (Note D)	73
Shareholder Reporting Fees	28
Professional Fees	13
Directors’ Fees and Expenses	1
Other	10
Total Expenses	927
Investment Advisory Fees Waived (Note B)	(60)
Expense Offset (Note D)	@—
Net Expenses	867
Net Investment Income (Loss)	1,605
Realized Gain (Loss) on:
Investments Sold	17,785
Foreign Currency Transactions	195
Futures Contracts	501
Net Realized Gain (Loss)	18,481
Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,552)
Foreign Currency Exchange Contracts and Translations	160
Futures Contracts	(200)
Net Change in Unrealized Appreciation (Depreciation)	(7,592)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	10,889
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,494

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

International Magnum Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (unaudited) (000)	Year Ended December 31, 2005 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,605	$1,793
Net Realized Gain (Loss)	18,481	12,488
Net Change in Unrealized Appreciation (Depreciation)	(7,592)	1,378
Net Increase (Decrease) in Net Assets Resulting from Operations	12,494	15,659
Distributions from and/or in Excess of:
Net Investment Income	—	(1,791)
Capital Share Transactions:(1)
Subscriptions	17,385	37,671
Distributions Reinvested	—	1,791
Redemptions	(29,470)	(37,363)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,085)	2,099
Total Increase (Decrease) in Net Assets	409	15,967
Net Assets:
Beginning of Period	150,641	134,674
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,665 and $60, respectively)	$151,050	$150,641

(1)	Capital Share Transactions:
	Shares Subscribed	1,280	3,348
	Shares Issued on Distributions Reinvested	—	164
	Shares Redeemed	(2,190)	(3,277)
	Net Increase (Decrease) in Capital Shares Outstanding	(910)	235

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

International Magnum Portfolio

	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.38		$11.29	$9.90	$7.78	$9.46	$11.78
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14	#	0.14 #	0.10 #	0.08 #	0.07 #	0.10
Net Realized and Unrealized Gain (Loss)	0.90		1.09	1.58	2.05	(1.66)	(2.37)
Total from Investment Operations	1.04		1.23	1.68	2.13	(1.59)	(2.27)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)	(0.29)	(0.01)	(0.09)	(0.05)
Net Asset Value, End of Period	$13.42		$12.38	$11.29	$9.90	$7.78	$9.46
Total Return ±	8.40	%††	11.07%	17.39%	27.42%	(16.81)%	(19.29)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$151,050		$150,641	$134,674	$108,261	$69,674	$58,807
Ratio of Expenses to Average Net Assets(1)†	1.13	%**	1.15%	1.15%	1.15%	1.15%	1.16%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		1.15%	N/A	N/A	N/A	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.10	%**	1.26%	0.96%	0.92%	0.77%	0.97%
Portfolio Turnover Rate	58	%††	34%	51%	54%	54%	48%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.21	%**	1.18%	1.25%	1.38%	1.39%	1.34%
Net Investment Income (Loss) to Average Net Assets	2.02	%**	1.23%	0.86%	0.69%	0.53%	0.79%

#	Per share amount is based on average shares outstanding.
†	Effective June 1, 2006, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05%. Prior to June 1, 2006, the maximum ratio was 1.15%.
††	Not annualized
**	Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Magnum Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.    Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.    Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.    Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•              investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•              investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.    Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.    Futures: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

6.    Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05%, effective June 1, 2006. Prior to June 1, 2006, the maximum ratio was 1.15%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2006, this waiver amounted to $60,000.

Morgan Stanley Investment Management Limited (“MSIM Limited”), Morgan Stanley Asset & Investment Trust Management Co., Limited (“MSAITM”), and Morgan Stanley Investment Management Company (“MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as Sub-Advisers for the Portfolio on a day-to-day basis. MSIM Limited and MSAITM each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions		2004 Distributions
Paid From:		Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,791	$—	$3,231	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in Excess of) Net Investment Income	Accumulated Net Realized	Paid-in
(Loss) (000)	Gain (Loss) (000)	Capital (000)
$(1,456)	$1,456	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary Income (000)	Long-Term Capital Gain (000)
$5,003	$6,884

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
Cost (000)	Appreciation (000)	Depreciation (000)	Appreciation (Depreciation) (000)
$132,188	$20,448	$(3,227)	$17,221

During the year ended December 31, 2005, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,799,000.

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2005, the Portfolio deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October currency losses of $366,000.

G. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $84,689,000 and $88,179,000 respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2006.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio.  The aggregate percentage of such owners was 79.1%.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers

Michael Bozic	Michael Nugent
Chairman of the Board and Director
Charles A. Fiumefreddo
Ronald E. Robison
Edwin J. Garn	President and Principal Executive Officer

Wayne E. Hedien	J. David Germany
Vice President
James F. Higgins
Dennis F. Shea
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Barry Fink
Vice President
Fergus Reid
Amy R. Doberman
Investment Adviser and Administrator	Vice President
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas	Carsten Otto
New York, New York 10020	Chief Compliance Officer

Distributor	Stefanie V. Chang Yu
Morgan Stanley Distribution, Inc.	Vice President
One Tower Bridge
100 Front Street, Suite 1100	James W. Garrett
West Conshohocken, PA 19428-2899	Treasurer and Chief Financial Officer

Custodian	Michael J. Leary
JPMorgan Chase Bank, N.A.	Assistant Treasurer
270 Park Avenue
New York, New York 10017	Mary E. Mullin
Secretary

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00608P-Y06/06

16

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

U.S. Real Estate Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Expense Examples

U.S. Real Estate Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006

Class I
Actual	$1,000.00	$1,147.70	$5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.74	5.11

Class II
Actual	1,000.00	1,146.20	6.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.50	6.36

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.02% and 1.27%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding
12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
Diversified (4.5%)
CentraCore Properties Trust REIT	526,940	$13,042
Forest City Enterprises, Inc., Class A	476,960	23,805
Spirit Finance Corp. REIT	189,980	2,139
Vornado Realty Trust REIT	520,210	50,746
		89,732
Health Care (4.3%)
Cogdell Spencer, Inc. REIT	218,350	4,260
Health Care Property Investors, Inc. REIT	794,600	21,248
LTC Properties, Inc. REIT	123,800	2,767
Senior Housing Properties Trust REIT	1,744,115	31,237
Sunrise Senior Living REIT	1,599,540	14,687
Tenet Healthcare Corp.	(a)670,900	4,683
Universal Health Realty Income Trust REIT	168,030	5,268
Windrose Medical Properties Trust REIT	103,960	1,518
		85,668
Homebuilding (0.1%)
Brookfield Homes Corp.	72,222	2,380
Industrial (3.8%)
AMB Property Corp. REIT	725,900	36,694
Cabot 2 Industrial Value Fund L.P.	(b)(c)2,800	1,400
Keystone Industrial Fund L.P.	(a)(b)(c)997,582	998
Prologis REIT	700,875	36,530
		75,622
Lodging/Resorts (15.1%)
Four Seasons Hotels, Inc.	118,259	7,266
Hersha Hospitality Trust REIT	195,910	1,820
Hilton Hotels Corp.	2,517,804	71,203
Host Hotels & Resorts, Inc. REIT	4,417,436	96,609
Legacy Hotels REIT	2,148,592	16,360
Morgans Hotel Group Co.	(a)1,101,300	17,136
Starwood Hotels & Resorts Worldwide, Inc.	1,510,528	91,145
		301,539
Office (22.9%)
Beacon Capital Partners, Inc. REIT	(a)(b)(c)(d)271,300	818
Boston Properties, Inc. REIT	1,212,902	109,646
Brandywine Realty Trust REIT	1,344,715	43,259
BRCP REIT LLC I	(b)(c)3,755,790	3,225
Brookfield Properties Corp.	2,520,295	81,078
Equity Office Properties Trust REIT	2,332,391	85,156
Mack-Cali Realty Corp. REIT	964,900	44,308
Parkway Properties, Inc. REIT	202,175	9,199
PS Business Parks, Inc. REIT	83,040	4,899
Reckson Associates Realty Corp. REIT	159,735	6,610
Republic Property Trust REIT	464,180	4,586
SL Green Realty Corp. REIT	255,720	27,994
Trizec Properties, Inc. REIT	1,348,840	38,631
		459,409
Office/Industrial - Mixed (1.0%)
Highwoods Properties, Inc. REIT	56,315	2,038
Liberty Property Trust	415,729	18,375
		20,413
Paper (0.2%)
Plum Creek Timber Co., Inc. REIT	133,190	4,728
Residential Apartments (19.6%)
American Campus Communities, Inc. REIT	221,100	5,494
Apartment Investment & Management Co. REIT	91,440	3,973
Archstone-Smith Trust REIT	1,475,469	75,057
Atlantic Gulf Communities Corp.	(a)(b)(d)261,572	@—
AvalonBay Communities, Inc. REIT	901,905	99,769
BRE Properties, Inc. REIT	371,040	20,407
Equity Residential REIT	2,296,168	102,708
Essex Property Trust, Inc. REIT	376,021	41,987
Post Properties, Inc. REIT	756,890	34,317
United Dominion Realty Trust, Inc. REIT	343,690	9,627
		393,339
Residential Manufactured Homes (1.3%)
Equity Lifestyle Properties, Inc. REIT	582,883	25,548
Retail Regional Malls (13.8%)
General Growth Properties, Inc. REIT	629,394	28,361
Macerich Co. (The) REIT	782,159	54,908
Simon Property Group, Inc. REIT	2,155,672	178,791
Taubman Centers, Inc. REIT	373,777	15,287
		277,347
Retail Strip Centers (7.1%)
Acadia Realty Trust REIT	314,960	7,449
BPP Liquidating Trust	(c)(d)227,282	12
Cedar Shopping Centers, Inc. REIT	179,300	2,639
Developers Diversified Realty Corp. REIT	121,850	6,358
Federal Realty Investment Trust REIT	754,395	52,808
Heritage Property Investment Trust REIT	46,910	1,638
Kimco Realty Corp. REIT	56,900	2,076
Pan Pacific Retail Properties, Inc. REIT	78,065	5,415
Ramco-Gershenson Properties Trust REIT	51,200	1,379
Regency Centers Corp. REIT	1,003,855	62,390
		142,164
Self Storage (5.1%)
Public Storage, Inc. REIT	899,254	68,254
Shurgard Storage Centers, Inc. REIT	531,525	33,220
		101,474
Total Common Stocks (Cost $1,362,689)		1,979,363
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B	(a)(b)(d)79,420	@—
Atlantic Gulf Communities Corp., Series B	(a)(b)(c)(d)2,003	@—
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(c)(d)57,048	@—
Total Preferred Stocks (Cost $2,892)		@—

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (1.4%)
Repurchase Agreement (1.4%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $27,240 (Cost $27,228)	$ (e)27,228	$27,228
Total Investments (100.2%) (Cost $1,392,809)		2,006,591
Liabilities in Excess of Other Assets (-0.2%)		(3,100)
Net Assets (100%)		$2,003,491

(a)                                  Non-income producing security

(b)                                 Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 5/97-6/97 and has a current cost basis of $1,404,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 2/00 and has a current cost basis of $794,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Beacon Capital Partners, Inc. REIT was acquired 3/98 and has current cost basis of $818,000. BRCP REIT LLC I was acquired 5/03-1/06 and has a current cost basis of $3,225,000. Keystone Industrial Fund L.P. was acquired 10/05-4/06 and has a current cost basis of $998,000. Cabot 2 Industrial Value Fund L.P. was acquired 11/05-6/06 and has a current cost basis of $1,400,000. At June 30, 2006 these securities had an aggregate market value of $6,441,000, representing 0.3% of net assets.

(c)                                  Security has been deemed illiquid — At June 30, 2006.

(d)                                 Security was valued at fair value — At June 30, 2006, the Portfolio held $830,000 of fair valued securities, representing less than 0.0% of net assets.

(e)                                  Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@                                    Face Amount/Value is less than $500.

REIT                     Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
USD	72	$72	7/3/06	CAD	81	$73	$1
USD	35	35	7/3/06	CAD	39	35	@—
USD	131	131	7/5/06	CAD	146	130	(1)
USD	237	237	7/5/06	CAD	263	236	(1)
		$475				$474	$(1)

CAD — Canadian Dollar

USD — United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*     Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2006 (000)
Assets:
Investments, at Value (Cost $1,392,809)	$2,006,591
Cash	318
Receivable for Investments Sold	8,433
Dividends Receivable	6,494
Receivable for Portfolio Shares Sold	1,927
Foreign Currency (Cost $130)	130
Interest Receivable	4
Unrealized Appreciation on Foreign Currency Exchange Contracts	1
Other Assets	19
Total Assets	2,023,917
Liabilities:
Payable for Investments Purchased	13,680
Investment Advisory Fees Payable	3,534
Payable for Portfolio Shares Redeemed	2,442
Administration Fees Payable	400
Distribution Fees — Class II Shares	160
Custodian Fees Payable	22
Unrealized Depreciation on Foreign Currency Exchange Contracts	2
Other Liabilities	186
Total Liabilities	20,426
NET ASSETS	$2,003,491
Net Assets Consist of:
Paid-in Capital	$1,138,405
Undistributed (Distributions in Excess of) Net Investment Income	33,474
Accumulated Net Realized Gain (Loss)	217,829
Unrealized Appreciation (Depreciation) on:
Investments	613,782
Foreign Currency Exchange Contracts and Translations	1
Net Assets	$2,003,491
CLASS I:
Net Assets	$1,187,237
Net Asset Value, Offering and Redemption Price Per Share Applicable to 44,813,312 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$26.49
CLASS II:
Net Assets	$816,254
Net Asset Value, Offering and Redemption Price Per Share Applicable to 31,072,050 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$26.27

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations

Six Months Ended June 30, 2006 (000)
Investment Income:
Dividends (Net of $224 Foreign Taxes Withheld)	$17,750
Interest	1,419
Total Investment Income	19,169
Expenses:
Investment Advisory Fees (Note B)	6,889
Administration Fees (Note C)	2,329
Distribution Fees — Class II Shares (Note D)	1,260
Shareholder Reporting Fees	132
Professional Fees	48
Custodian Fees (Note E)	48
Directors’ Fees and Expenses	12
Other	53
Total Expenses	10,771
Distribution Fees — Class II Shares Waived (Note D)	(361)
Expense Offset (Note E)	(4)
Net Expenses	10,406
Net Investment Income (Loss)	8,763
Realized Gain (Loss) on:
Investments Sold	91,776
Foreign Currency Transactions	9
Net Realized Gain (Loss)	91,785
Change in Unrealized Appreciation (Depreciation) on:
Investments	147,638
Foreign Currency Exchange Contracts and Translations	1
Net Realized Gain (Loss)	147,639
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	239,424
Net Increase (Decrease) in Net Assets Resulting from Operations	$248,187

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

U.S. Real Estate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (unaudited) (000)	Year Ended December 31, 2005 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$8,763	$24,724
Net Realized Gain (Loss)	91,785	132,402
Net Change in Unrealized Appreciation (Depreciation)	147,639	79,357
Net Increase (Decrease) in Net Assets Resulting from Operations	248,187	236,483
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(12,292)
Net Realized Gain	—	(27,151)
Class II:
Net Investment Income	—	(5,294)
Net Realized Gain	—	(12,479)
Total Distributions	—	(57,216)
Capital Share Transactions:(1)
Class I:
Subscriptions	96,115	177,713
Distributions Reinvested	—	39,443
Redemptions	(134,857)	(248,042)
Class II:
Subscriptions	184,035	336,639
Distributions Reinvested	—	17,773
Redemptions	(78,701)	(132,734)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	66,592	190,792
Total Increase (Decrease) in Net Assets	314,779	370,059
Net Assets:
Beginning of Period	1,688,712	1,318,653
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $33,474 and $24,711, respectively)	$2,003,491	$1,688,712

(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,713	8,397
Shares Issued on Distributions Reinvested	—	1,813
Shares Redeemed	(5,354)	(11,850)
Net Increase (Decrease) in Class I Shares Outstanding	(1,641)	(1,640)
Class II:
Shares Subscribed	7,320	16,060
Shares Issued on Distributions Reinvested	—	822
Shares Redeemed	(3,138)	(6,355)
Net Increase (Decrease) in Class II Shares Outstanding	4,182	10,527

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$23.09		$20.49	$15.58	$11.33	$12.08	$11.51
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.13	#	0.36 #	0.35 #	0.39 #	0.42 #	0.48
Net Realized and Unrealized Gain (Loss)	3.27		3.08	5.17	3.86	(0.51)	0.65
Total from Investment Operations	3.40		3.44	5.52	4.25	(0.09)	1.13
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)	(0.28)	—	(0.38)	(0.46)
Net Realized Gain	—		(0.58)	(0.33)	—	(0.28)	(0.10)
Total Distributions	—		(0.84)	(0.61)	—	(0.66)	(0.56)
Net Asset Value, End of Period	$26.49		$23.09	$20.49	$15.58	$11.33	$12.08
Total Return ±	14.77	%††	17.05%	36.39%	37.51%	(0.79)%	9.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,187,237		$1,072,408	$985,211	$681,576	$484,644	$354,879
Ratio of Expenses to Average Net Assets(1)	1.02	%**	1.03%	1.06%	1.10%	1.10%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.02	%**	1.72%	2.04%	2.97%	3.41%	4.40%
Portfolio Turnover Rate	12	%††	26%	11%	30%	30%	36%

(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	N/A	1.11%	1.12%	1.15%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	2.96%	3.39%	4.35%

#               Per share amount is based on average shares outstanding.

††            Not annualized

**        Annualized

±               Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

U.S. Real Estate Portfolio

	Class II
						Period from
						November 5,
	Six Months Ended June 30, 2006		Year Ended December 31,			2002* to December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.92		$20.38	$15.54	$11.33	$11.59
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.10		0.33	0.30	0.47	0.06
Net Realized and Unrealized Gain (Loss)	3.25		3.04	5.15	3.74	0.26
Total from Investment Operations	3.35		3.37	5.45	4.21	0.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)	(0.28)	—	(0.37)
Net Realized Gain	—		(0.58)	(0.33)	—	(0.21)
Total Distributions	—		(0.83)	(0.61)	—	(0.58)
Net Asset Value, End of Period	$26.27		$22.92	$20.38	$15.54	$11.33
Total Return ±	14.62	%††	16.75%	36.07%	37.16%	2.82%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$816,254		$616,304	$333,442	$39,338	$167
Ratio of Expenses to Average Net Assets(1)	1.27	%**	1.28%	1.31%	1.35%	1.35%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.82	%**	1.58%	1.72%	2.72%	3.16%**
Portfolio Turnover Rate	12	%††	26%	11%	30%	30%

(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.37	%**	1.38%	1.41%	1.46%	1.47	%**
Net Investment Income (Loss) to Average Net Assets	0.72	%**	1.48%	1.62%	2.61%	3.04	%**

*                 Commenced offering

#                 Per share amount is based on average shares outstanding.

††            Not annualized

**          Annualized

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio’s concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT LLC I, the Portfolio has made a subscription commitment of $4,800,000 for which it will receive 4,800,000 Class A Units. As of June 30, 2006, BRCP REIT LLC I has drawn down $3,225,000, which represents 67.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund L.P., the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2006, Keystone Industrial Fund L.P. has drawn down $998,000, which represents 11.1% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot 2 Industrial Value Fund L.P., the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 18,000 shares of common

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

stock. As of June 30, 2006, Cabot 2 Industrial Value Fund L.P. has drawn down $1,400,000, which represents 15.6% of the commitment.

4. Restricted Securities: The Portfolio may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. The Portfolio would, in either case, bear market risks during that period.

5. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The U.S. Real Estate Portfolio owns shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually, in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.10% for Class I shares and 1.35% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2006, this waiver amounted to $361,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid		2004 Distributions
From:		Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$21,359	$35,857	$17,833	$13,019

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to return of capital and long-term-capital gains adjustments relating to REIT holdings and foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in Excess of) Net Investment Income	Accumulated Net Realized	Paid-in
(Loss) (000)	Gain (Loss) (000)	Capital (000)
$(538)	$324	$214

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. These differences were primarily due to the differing treatments of return of capital and long-term capital gains adjustments relating to REIT holdings.

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary Income (000)	Long-Term Capital Gain (000)
$31,804	$124,924

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
Cost (000)	Appreciation (000)	Depreciation (000)	Appreciation (Depreciation) (000)
$1,392,809	$625,558	$(11,776)	$613,782

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2005, the Portfolio deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October currency losses of $1,000.

H. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $339,653,000 and $223,359,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2006.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 45.2% and 84.0%, for Class I and Class II shares, respectively.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors

Michael Bozic

Charles A. Fiumefreddo

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Officers

Michael Nugent

Chairman of the Board and Director

Ronald E. Robison

President and Principal Executive Officer

J. David Germany

Vice President

Dennis F. Shea

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang Yu

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00601P-Y06/06

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Core Plus Fixed Income Portfolio

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Expense Examples

Core Plus Fixed Income Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006

Class I
Actual	$1,000.00	$996.50	$3.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41

Class II
Actual	1,000.00	995.60	4.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 0.68% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio.  The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio.  The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds.  In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended November 30, 2005 and for the period May 31, 2003 to November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”).  The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio.  The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement.  The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report.  The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding 12b-1 fees of the Portfolio and the expense peer group.  Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates.  Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser.  The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services.  The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”).  The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (100.2%)
Agency Adjustable Rate Mortgages (0.3%)
Government National Mortgage Association,
Adjustable Rate Mortgages
4.125%, 12/20/25	$34	$34
4.375%, 1/20/25 - 2/20/28	863	867
4.75%, 7/20/25 - 9/20/27	119	119
5.125%, 10/20/27 - 11/20/27	16	16
		1,036
Agency Fixed Rate Mortgages (22.8%)
Federal Home Loan Mortgage Corporation,
Conventional Pools
10.50%, 1/1/10 - 5/1/19	3	4
11.50%, 10/1/15 - 5/1/19	21	22
Federal Home Loan Mortgage Corporation,
Gold Pools
6.50%, 10/1/29 - 9/1/32	390	394
7.00%, 3/1/32	13	14
7.50%, 6/1/20 - 11/1/32	2,744	2,843
8.00%, 8/1/30 - 1/1/31	82	87
8.50%, 1/1/29 - 8/1/30	150	161
9.50%, 12/1/22	11	12
10.00%, 6/1/17	13	14
July TBA
5.50%, 7/1/20	(a)500	490
August TBA
5.50%, 8/1/20	9,375	9,188
Federal National Mortgage Association,
Conventional Pools
1.35%, 7/1/36	2,425	2,508
6.50%, 9/1/28 - 10/1/33	5,060	5,106
7.00%, 10/1/27 - 6/1/36	43,739	44,791
7.50%, 6/1/25 - 2/1/36	3,270	3,387
8.00%, 10/1/29 - 9/1/32	2,838	2,997
8.50%, 4/1/30 - 5/1/32	992	1,066
9.50%, 11/1/21 - 4/1/30	205	224
10.00%, 9/1/10 - 5/1/22	68	74
10.50%, 1/1/16 - 5/1/22	528	578
11.00%, 6/1/19 - 11/1/20	191	211
11.50%, 11/1/19	5	5
13.00%, 10/1/15	1	1
August TBA
7.00%, 8/25/36	(a)2,750	2,811
Government National Mortgage Association,
Various Pools
9.00%, 11/15/17 - 1/15/25	142	152
9.50%, 10/15/16 - 11/15/21	487	529
10.00%, 11/15/09 - 6/15/22	715	781
10.50%, 1/15/18 - 8/15/20	74	81
11.00%, 12/15/09 - 1/15/16	20	21
11.50%, 2/15/13 - 8/15/13	6	6
12.00%, 12/15/12 - 12/15/13	15	16
		78,574

Asset Backed Corporate (14.1%)
ACE Securities Corp.
5.43%, 7/25/35	(b)992	992
American Express Credit Account Master Trust
5.30%, 11/16/09-12/15/09	(b)4,325	4,330
Asset Backed Funding Certificates
5.40%, 1/25/35	(b)78	78
Bank One Issuance Trust
3.59%, 5/17/10	2,000	1,954
Bear Stearns Asset Backed Securities, Inc.
5.44%, 8/25/35	(b)659	660
5.52%, 9/25/34	(b)476	477
5.54%, 3/25/35	(b)1,274	1,276
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	975	967
5.28%, 1/15/08	(b)782	783
Carrington Mortgage Loan Trust
5.40%, 6/25/35	(b)214	214
5.44%, 10/25/35	(b)1,480	1,481
5.45%, 2/25/35	(b)26	26
5.47%, 9/25/35	(b)868	868
Citibank Credit Card Issuance Trust
6.875%, 11/16/09	1,730	1,760
Countrywide Asset-Backed Certificates
5.47%, 5/25/36	(b)2,132	2,134
Equifirst Mortgage Loan Trust
5.38%, 4/25/35	(b)151	152
First Franklin Mortgage Loan Asset Backed Certificates
5.39%, 2/25/36	(b)1,949	1,950
5.42%, 7/25/35	(b)968	968
5.44%, 10/25/35	(b)1,329	1,330
GE Capital Credit Card Master Note Trust
5.24%, 9/15/10	(b)1,350	1,351
GE Dealer Floorplan Master Note Trust
5.32%, 7/20/08	(b)1,250	1,251
5.36%, 7/20/09	(b)2,000	2,003
GSAMP Trust
5.41%, 4/25/35	(b)64	64
5.49%, 11/25/34	(b)380	381
JP Morgan Chase Commercial Mortgage Securities Corp.
5.38%, 4/16/19	(b)(c)220	220
Long Beach Mortgage Loan Trust
5.40%, 4/25/35	(b)22	22
5.41%, 1/25/36	(b)1,260	1,261
Mastr Asset Backed Securities Trust
5.41%, 3/25/35	(b)197	197
MBNA Credit Card Master Note Trust
5.34%, 2/16/10	(b)1,800	1,804
MBNA Master Credit Card Trust USA
5.90%, 8/15/11	400	404
7.00%, 2/15/12	1,350	1,410
7.80%, 10/15/12	1,400	1,516
Merrill Auto Trust Securitization
5.33%, 4/25/08	(b)1,088	1,088

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporate (cont’d)
New Century Home Equity Loan Trust
5.85%, 11/25/34	$ (b)1,675	$1,680
Novastar Home Equity Loan
5.44%, 6/25/35	(b)443	444
Option One Mortgage Loan Trust
5.62%, 11/25/34	(b)931	933
Ownit Mortgage Loan Asset Backed Certificates
5.43%, 3/25/36	(b)182	182
Park Place Securities, Inc.
5.40%, 6/25/35	(b)82	82
Residential Asset Mortgage Products, Inc.
5.43%, 1/25/35	(b)143	144
SLM Student Loan Trust
5.12%, 10/25/12	(b)397	397
Specialty Underwriting & Residential Finance
5.43%, 12/25/35	(b)276	276
5.44%, 6/25/36	(b)1,469	1,470
Structured Asset Investment Loan Trust
5.39%, 3/25/36	(b)1,474	1,475
5.42%, 7/25/35	(b)798	799
Structured Asset Securities Corp.
5.22%, 6/25/35	(b)2,175	2,177
TERRA
5.33%, 6/15/17	(c)1,127	1,127
Terwin Mortgage Trust
5.44%, 7/25/35	(b)(c)459	459
5.71%, 11/25/35	(b)101	101
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	375	360
Wachovia Mortgage Loan Trust LLC
5.43%, 10/25/35	(b)1,073	1,074
		48,552
Collateralized Mortgage Obligations — Agency Collateral Series (2.1%)
Countrywide Alternative Loan Trust
IO
1.39%, 12/20/35	(b)(c)15,041	391
2.04%, 12/20/35	(b)(c)13,152	660
PO
Zero Coupon, 2/25/37 - 3/20/46	20,194	1,043
Countrywide Home Loan Mortgage Pass Through Trust
PO
Zero Coupon, 2/25/35	12,944	267
Federal Home Loan Mortgage Corporation
IO
5.00%, 9/15/14 - 6/15/17	3,923	347
6.00%, 5/1/31	714	159
6.50%, 4/1/28	641	159
7.50%, 12/1/29	43	12
8.00%, 1/1/28 - 6/1/31	79	19
IO, Inv Fl
2.75%, 3/15/32	379	28
2.80%, 3/15/32	288	22
3.35%, 10/15/29	29	1
Federal National Mortgage Association
IO
6.00%, 8/25/32 - 7/25/33	1,475	349
6.50%, 5/25/33 - 6/25/33	1,920	482
7.00%, 4/25/33	625	165
7.50%, 11/1/29	156	45
8.00%, 4/1/24 - 8/1/31	665	164
9.00%, 11/1/26	12	4
IO, Inv Fl
2.29%, 2/17/31	261	13
2.77%, 12/25/29	59	1
2.87%, 10/25/28	138	5
3.35%, 3/18/30	23
5.00%, 2/25/15	1,127	44
6.50%, 2/25/33	243	55
PO
3/25/36	12,742	334
Government National Mortgage Association
IO, Inv FI, PAC
3.19%, 6/16/27	1,366	40
IO, Inv Fl
2.23%, 9/20/30	160	9
2.37%, 9/16/31	89	4
2.75%, 9/16/27	107	6
2.79%, 4/16/29	630	28
2.99%, 8/16/31	87	5
3.34%, 12/16/29	170	12
3.39%, 8/16/29	171	11
Greenpoint Mortgage Funding Trust
PO
8/25/45 - 10/25/45	(b)19,566	602
Harborview Mortgage Loan Trust
IO
0.57%, 6/19/35	(b)9,930	219
0.87%, 5/19/35	(b)14,813	359
1.21%, 3/19/37	(b)9,456	464
PO
7/20/36 - 7/25/46	10,950	472
Indymac Index Mortgage Loan Trust
IO
0.30%, 7/7/35	(b)8,608	266
		7,266
Finance (6.0%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(c)1,175	1,202
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10	300	291
AXA Financial, Inc.
6.50%, 4/1/08	255	257
CIT Group, Inc.
3.65%, 11/23/07	300	292
Countrywide Home Loans, Inc.
3.25%, 5/21/08	645	617
EOP Operating LP
4.75%, 3/15/14	80	73

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
6.76%, 6/15/07	$100	$101
7.50%, 4/19/29	60	63
7.875%, 7/15/31	75	83
Farmers Exchange Capital
7.05%, 7/15/28	(c)705	676
Farmers Insurance Exchange
8.625%, 5/1/24	(c)250	278
General Electric Capital Corp.
4.25%, 12/1/10	280	265
5.875%, 2/15/12	105	106
6.75%, 3/15/32	535	573
Goldman Sachs Group, Inc.
5.25%, 10/15/13	485	465
Hartford Financial Services Group, Inc.
7.90%, 6/15/10	235	252
HSBC Finance Corp.
4.125%, 12/15/08	185	179
5.875%, 2/1/09	580	584
6.375%, 10/15/11	160	164
6.75%, 5/15/11	320	332
8.00%, 7/15/10	195	210
JPMorgan Chase & Co.
5.35%, 3/1/07	415	414
6.00%, 2/15/09	80	81
7.00%, 11/15/09	275	285
M&I Marshall & IIsley Bank
3.80%, 2/8/08	775	753
Mantis Reef Ltd.
4.69%, 11/14/08	(c)630	611
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	970	845
MBNA Corp.
5.58%, 5/5/08	(b)700	705
Nationwide Building Society
4.25%, 2/1/10	(c)710	677
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	370	367
7.50%, 6/1/17	385	378
Reckson Operating Partnership LP
5.15%, 1/15/11	290	279
Residential Capital Corp.
6.375%, 6/30/10	980	968
SLM Corp.
4.00%, 1/15/10	510	482
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	490	485
Two-Rock Pass Through Trust
6.10%, 2/15/49	(b)(c)475	468
USB Capital IX
6.19%, 12/31/49	(b)880	861
Wachovia Capital Trust III
5.80%, 12/31/49	(b)2,600	2,526
Washington Mutual Bank FA
5.50%, 1/15/13	75	73
Washington Mutual, Inc.
8.25%, 4/1/10	705	757
World Financial Properties
6.91%, 9/1/13	(c)1,066	1,100
Xlliac Global Funding
4.80%, 8/10/10	(c)690	663
		20,841
Industrials (7.1%)
Abitibi-Consolidated, Inc.
8.85%, 8/1/30	780	663
AmerisourceBergen Corp.
5.625%, 9/15/12	(c)225	216
AT&T Corp.
7.99%, 11/15/31	680	783
AT&T, Inc.
6.15%, 9/15/34	415	382
Bowater Canada Finance Corp.
7.95%, 11/15/11	985	941
Brascan Corp.
7.125%, 6/15/12	530	559
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	210	197
Caterpillar Financial Services Corp.
3.625%, 11/15/07	130	127
4.5.26%, 8/20/07	(b)560	561
Clorox Co.
5.44%, 12/14/07	(b)595	596
Comcast Cable Communications, Inc.
6.75%, 1/30/11	350	362
8.375%, 5/1/07	75	77
ConAgra Foods, Inc.
7.00%, 10/1/28	190	194
8.25%, 9/15/30	245	283
Consumers Energy Co.
4.00%, 5/15/10	195	182
4.80%, 2/17/09	275	268
Cooper Industries, Inc.
5.25%, 11/15/12	445	431
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31	360	409
Delhaize America, Inc.
9.00%, 4/15/31	395	435
Deutsche Telekom International Finance BV
8.25%, 6/15/30	295	342
Echostar DBS Corp.
6.375%, 10/1/11	565	542
6.625%, 10/1/14	215	203
FBG Finance, Ltd.
5.125%, 6/15/15	(c)560	514
FedEx Corp.
2.65%, 4/1/07	325	317
France Telecom S.A.
8.50%, 3/1/31	505	609
General Motors Acceptance Corp.
6.875%, 9/15/11	1,440	1,375

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

		Face
		Amount	Value
		(000)	(000)
Industrials (cont’d)
General Motors Corp.
7.25%, 7/3/13	EUR	295	$313
8.375%, 7/15/33	$2,000		1,620
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(d)(e)(f)180	@—
HCA, Inc.
7.50%, 12/15/23		140	131
Health Net, Inc.
9.875%, 4/15/11		715	803
Hewlett Packard Co.
5.34%, 5/22/09		390	390
Hyatt Equities LLC
6.875%, 6/15/07		(c)380	382
ICI Wilmington, Inc.
4.375%, 12/1/08		230	222
Interpublic Group of Cos., Inc.
5.40%, 11/15/09		345	318
Kerr-McGee Corp.
5.875%, 9/15/06		95	95
Lenfest Communications, Inc.
7.625%, 2/15/08		245	251
LG Electronics, Inc.
5.00%, 6/17/10		(c)360	342
Limited Brands, Inc.
6.95%, 3/1/33		290	277
Miller Brewing Co.
4.25%, 8/15/08		(c)530	515
Mohawk Industries, Inc.
7.20%, 4/15/12		300	310
News America Holdings, Inc.
7.75%, 2/1/24		140	150
News America, Inc.
6.40%, 12/15/35		340	315
Norfolk Southern Corp.
7.35%, 5/15/07		305	309
Northrop Grumman Corp.
4.079%, 11/16/06		305	303
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		100	98
Pilgrim’s Pride Corp.
9.625%, 9/15/11		130	136
Reynolds American, Inc.
7.25%, 6/1/13		(c)480	472
Sappi Papier Holding AG
6.75%, 6/15/12		(c)260	244
Sealed Air Corp.
5.625%, 7/15/13		(c)680	649
Sprint Capital Corp.
8.375%, 3/15/12		265	293
8.75%, 3/15/32		145	175
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		95	96
Systems 2001 AT LLC
6.66%, 9/15/13		(c)621	639
TCI Communications, Inc.
7.875%, 2/15/26		190	205
Telecom Italia Capital S.A.
4.00%, 1/15/10		705	660
Telefonica Europe BV
8.25%, 9/15/30		300	340
Tyco International Group S.A.
5.80%, 8/1/06		145	145
Union Pacific Corp.
6.625%, 2/1/08		60	61
6.79%, 11/9/07		130	132
Verizon New England, Inc.
6.50%, 9/15/11		120	120
Viacom, Inc.
6.875%, 4/30/36		(c)520	503
WellPoint, Inc.
3.75%, 12/14/07		175	170
4.25%, 12/15/09		165	158
WPP Finance UK Corp.
5.875%, 6/15/14		335	325
Yum! Brands, Inc.
8.875%, 4/15/11		220	245
			24,480
Mortgages - Other (15.8%)
Banc of America Funding Corp.
5.62%, 9/20/35		(b)1,302	1,310
Countrywide Alternative Loan Trust
5.53%, 11/20/35		(b)1,358	1,364
5.59%, 7/25/46		1,971	1,976
5.84%, 2/25/36		2,332	2,362
Countrywide Home Loan Mortgage Pass Through Trust
5.62%, 4/25/36		(b)2,111	2,115
Downey Savings & Loan Association Mortgage Loan Trust
5.08%, 4/19/47		(b)2,481	2,481
Federal National Mortgage Association
0.60%, 7/25/36		1,975	2,042
Greenpoint Mortgage Funding Trust
5.11%, 3/25/36		(b)2,170	2,173
Harborview Mortgage Loan Trust
5.54%, 7/19/45		(b)779	782
5.63%, 11/19/35		(b)1,326	1,336
5.93%, 7/20/46		1,775	1,775
Indymac Index Mortgage Loan Trust
5.44%, 7/25/46		2,400	2,405
5.57%, 6/25/46		2,254	2,263
5.60%, 7/25/35		(b)679	684
Luminent Mortgage Capital, Inc.
5.56%, 4/25/36		(b)1,636	1,641
5.57%, 5/25/36		(b)1,448	1,453
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35		(b)1,217	1,218
Residential Accredit Loans, Inc.
5.55%, 5/25/46		(b)1,395	1,395
5.58%, 2/25/46		(b)846	915
5.59%, 2/25/46		(b)914	849

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

		Face
		Amount	Value
		(000)	(000)
Mortgages - Other (cont’d)
Structured Asset Mortgage Investments, Inc.
5.51%, 2/25/36		$1,399	$1,400
5.41%, 7/25/36		2,900	2,900
5.59%, 4/25/36		2,887	2,887
Wamu Alternative Mortgage Pass-Through Certs
5.08%, 4/25/46- 5/25/46		(b)3,952	3,965
Washington Mutual, Inc.
5.57%, 11/25/45 - 12/25/45		(b)3,896	3,903
5.58%, 7/25/44		(b)175	175
5.58%, 4/25/45		(b)1,393	1,396
5.59%, 8/25/45		(b)873	877
5.61%, 10/25/45		(b)1,512	1,516
5.68%, 7/25/45		(b)1,170	1,173
Zuni Mortgage Loan Trust
5.48%, 7/25/36		(b)1,950	1,950
			54,681
Sovereign (0.2%)
Mexican Bonos
10.00%, 12/5/24	MXN	8,265	763
U.S. Treasury Securities (29.8%)
U.S. Treasury Bond
6.125%, 8/15/29		$10,450	11,622
6.375%, 8/15/27		2,025	2,299
8.125%, 8/15/19		6,525	8,263
8.50%, 2/15/20		8,400	10,988
8.75%, 8/15/20		1,600	2,143
U.S. Treasury Notes
3.375%, 2/15/08		4,000	3,889
3.875%, 2/15/13		745	694
4.25%, 11/15/13		1,150	1,089
U.S. Treasury Strip
IO
2.30%, 11/15/21		10,650	4,696
2.37%, 5/15/21		8,875	16,996
2.48%, 8/15/20 - 2/15/21		16,725	7,790
2.50%, 5/15/20		12,675	6,062
2.56%, 2/15/20		11,530	5,652
2.60%, 11/15/19		2,850	1,404
2.62%, 8/15/19		16,600	8,305
2.63%, 5/15/19		3,400	1,722
2.66%, 2/15/19		10,000	5,137
2.82%, 8/15/18		1,700	901
2.94%, 5/15/16		5,500	3,298
			102,950
Utilities (2.0%)
Arizona Public Service Co.
6.75%, 11/15/06		145	145
5.80%, 6/30/14		500	484
CC Funding Trust I
6.90%, 2/16/07		595	598
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		330	324
Consolidated Natural Gas Co.
5.00%, 12/1/14		310	286
6.25%, 11/1/11		425	430
Detroit Edison Co.
6.125%, 10/1/10		270	272
Entergy Gulf States, Inc.
3.60%, 6/1/08		195	186
5.63%, 12/1/09		(b)260	257
6.02%, 12/8/08		(b)(c)550	551
Kinder Morgan Finance Co.
5.70%, 1/5/16		560	487
Kinder Morgan Inc.
5.125%, 11/15/14		185	169
Monongahela Power Co.
5.00%, 10/1/06		210	210
Nisource Finance Corp.
5.76%, 11/23/09		(b)300	301
Ohio Power Corp.
6.00%, 6/1/16		505	499
Pacific Gas & Electric Co.
6.05%, 3/1/34		230	218
Plains All American Pipeline LP
6.70%, 5/15/36		(c)505	494
PSEG Energy Holdings LLC
8.625%, 2/15/08		155	160
Sempra Energy
4.621%, 5/17/07		320	317
Texas Eastern Transmission LP
7.00%, 7/15/32		295	316
Wisconsin Electric Power Co.
3.50%, 12/1/07		120	117
			6,821
Total Fixed Income Securities (Cost $353,216)			345,964

Shares
Preferred Stock (0.1%)
Mortgages - Other (0.1%)
Home Ownership Funding Corp., 13.33% (Cost $378)	(c)1,550	313

No. of
Contracts
Put Options Purchased (0.0%)
90 Day Euro (0.0%)
6/07 @ $94.25 (Cost $113)	(g)455	193

	Face
	Amount
	(000)
Short-Term Investments (3.7%)
Discount Notes (2.3%)
Federal Home Loan Mortgage Corporation
5.17%, 7/25/06	$4,000	3,986
Federal National Mortgage Association
4.92%, 7/24/06	4,000	3,987
		7,973

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreement (1.2%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $4,312	$ (h)4,310	$4,310
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
4.35%, 7/13/06	(i)600	599
Total Short-Term Investments (Cost $12,883)		12,882
Total Investments (104.0%) (Cost $366,590)		359,352
Liabilities in Excess of Other Assets (-4.0%)		(13,962)
Net Assets (100%)		$345,390

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2006.
(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security was valued at fair value — At June 30, 2006, the Portfolio held fair valued security valued at less than $500, representing less than 0.05% of net assets.
(e)	Security is in default.
(f)	Security has been deemed illiquid — At June 30, 2006.
(g)	Non-income producing security.
(h)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)	A portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
EUR	Euro
MXN	Mexican Peso
Inv Fl	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. The rates shown are those in effect on June 30, 2006.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In Exchange For			Unrealized
to							Appreciation
Deliver		Value	Settlement			Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	258	$332	9/27/06	USD	325	$325	$(7)

USD United States Dollar

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short - Debt Instruments
Federal National Mortgage Association, July TBA
7.00%, 7/25/36
(Total Proceeds $15,216)	$14,850	$15,193

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
5 Year U.S. Treasury Note	64	$6,618	Sep-06	$(36)
10 Year U.S. Treasury Note	589	61,762	Sep-06	(192)
U.S. Treasury Long Bond	175	18,665	Sep-06	39
Short:
Eurex Euro Bond	2	231	Sep-06	2
2 Year U.S. Treasury Note	101	13,384	Sep-06	28
				$(159)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities

June 30, 2006
(000)
Assets:
Investments, at Value (Cost $366,590)	$359,352
Cash	485
Foreign Currency (Cost $37)	37
Receivable for Forward Commitments	24,406
Unrealized Appreciation on Swap Agreements	4,410
Interest Receivable	2,370
Receivable for Portfolio Shares Sold	1,108
Receivable for Investments Sold	109
Other Assets	5
Total Assets	392,282
Liabilities:
Payable for Forward Commitments	26,667
Payable for Securities Sold Short, at Value (Proceeds $15,216)	15,193
Due to Broker	3,746
Payable for Investments Purchased	683
Investment Advisory Fees Payable	315
Payable for Portfolio Shares Redeemed	121
Administration Fees Payable	71
Distribution Fees — Class II Shares	16
Unrealized Depreciation on Foreign Currency Exchange Contracts	7
Custodian Fees Payable	6
Directors’ Fees and Expenses Payable	1
Other Liabilities	66
Total Liabilities	46,892
NET ASSETS	$345,390
Net Assets Consist of:
Paid-in Capital	$331,329
Undistributed (Distributions in Excess of) Net Investment Income	18,860
Accumulated Net Realized Gain (Loss)	(1,829)
Unrealized Appreciation (Depreciation) on:
Investments	(7,238)
Foreign Currency Exchange Contracts and Translations	(6)
Futures Contracts	(159)
Securities Sold Short	23
Swap Agreements	4,410
Net Assets	$345,390
CLASS I:
Net Assets	$264,949
Net Asset Value, Offering and Redemption Price Per Share Applicable to 23,064,811 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.49
CLASS II:
Net Assets	$80,441
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,049,843 Outstanding$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.41

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations

Six Months Ended
June 30, 2006
(000)
Investment Income:
Interest	$7,340
Dividends	14
Total Investment Income	7,354
Expenses:
Investment Advisory Fees (Note B)	632
Administration Fees (Note C)	422
Distribution Fees — Class II Shares (Note D)	104
Shareholder Reporting Fees	46
Professional Fees	16
Custodian Fees (Note E)	15
Directors’ Fees and Expenses	2
Other	11
Total Expenses	1,248
Distribution Fees — Class II Shares Waived (Note D)	(30)
Expense Offset (Note E)	(1)
Net Expenses	1,217
Net Investment Income	6,137
Realized Gain (Loss) on:
Investments Sold	509
Foreign Currency Transactions	(3)
Futures Contracts	(2,035)
Swap Agreements	1,511
Net Realized Gain (Loss)	(18)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(13,378)
Foreign Currency Exchange Contracts and Translations	(11)
Futures Contracts	(455)
Securities Sold Short	23
Swap Agreements	6,468
Net Change in Unrealized Appreciation (Depreciation)	(7,353)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(7,371)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,234)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2006	Year Ended
	(unaudited)	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$6,137	$9,203
Net Realized Gain (Loss)	(18)	5,444
Net Change in Unrealized Appreciation (Depreciation)	(7,353)	(1,619)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,234)	13,028
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(10,308)
Net Realized Gain	—	(2,114)
Class II:
Net Investment Income	—	(1,102)
Net Realized Gain	—	(233)
Total Distributions	—	(13,757)
Capital Share Transactions:(1)
Class I:
Subscriptions	26,087	53,622
Distributions Reinvested	—	12,422
Redemptions	(50,788)	(58,881)
Class II:
Subscriptions	37,813	22,521
Distributions Reinvested	—	1,335
Redemptions	(2,037)	(2,054)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	11,075	28,965
Total Increase (Decrease) in Net Assets	9,841	28,236
Net Assets:
Beginning of Period	335,549	307,313
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $18,860 and $12,723, respectively)	$345,390	$335,549

(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,274	4,618
Shares Issued on Distributions Reinvested	—	1,093
Shares Redeemed	(4,436)	(5,087)
Net Increase (Decrease) in Class I Shares Outstanding	(2,162)	624
Class II:
Shares Subscribed	3,318	1,965
Shares Issued on Distributions Reinvested	—	118
Shares Redeemed	(179)	(179)
Net Increase (Decrease) in Class II Shares Outstanding	3,139	1,904

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Cash Flows

Six Months Ended
June 30, 2006
(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$163,635
Proceeds from Sales of Forward Commitments	117,805
Purchases of Investments	(150,634)
Purchases of Forward Commitments	(149,969)
Net (Increase) Decrease in Short-Term Investments	4,158
Net (Increase) Decrease in Foreign Currency Holdings	(37)
Net Realized Gain (Loss) on Foreign Currency Transactions	(3)
Net Realized Gain (Loss) on Futures Contracts	(2,035)
Net Realized Gain (Loss) on Swap Agreements	1,511
Net Investment Income	6,137
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) in Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(148)
Net Increase (Decrease) in Payables Related to Operations	28
Accretion/Amortization of Discounts and Premiums	49
Net Cash Provided (Used) in Operating Activities	(9,503)
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	62,960
Payment on Portfolio Shares Redeemed	(53,008)
Net Cash Provided (Used) in Financing Activities	9,952
Net Increase (Decrease) in Cash	449
Cash at Beginning of Period	36
Cash at End of Period	$485

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended
	June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.52		$11.55	$11.54	$11.12	$10.85	$10.51
Income (Loss) from Investment Operations
Net Investment Income	0.21	#	0.33 #	0.33 #	0.27 #	0.39 #	0.42
Net Realized and Unrealized Gain (Loss)	(0.24)		0.15	0.15	0.25	0.41	0.56
Total from Investment Operations	(0.03)		0.48	0.48	0.52	0.80	0.98
Distributions from and/or in Excess of:
Net Investment Income	—		(0.42)	(0.44)	(0.01)	(0.41)	(0.46)
Net Realized Gain	—		(0.09)	(0.03)	(0.09)	(0.12)	(0.18)
Total Distributions	—		(0.51)	(0.47)	(0.10)	(0.53)	(0.64)
Net Asset Value, End of Period	$11.49		$11.52	$11.55	$11.54	$11.12	$10.85
Total Return ±	(0.35	)%††	4.21%	4.37%	4.64%	7.33%	9.32%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$264,949		$290,727	$284,223	$327,000	$280,929	$153,339
Ratio of Expenses to Average Net Assets (1)	0.68	%**	0.68%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets (1)	3.68	%**	2.89%	2.90%	2.36%	3.49%	4.89%
Portfolio Turnover Rate^	82	%††	172%	287%	123%	90%	71%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	0.72%	0.73%	0.73%	0.71%
Net Investment Income to Average Net Assets	N/A	N/A	2.88%	2.33%	3.46%	4.88%

**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account.  If performance information included the effect of these additional charges, the total return would be lower.

^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended				Period from May 1, 2003*
	June 30, 2006		Year Ended December 31,		to December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003
Net Asset Value, Beginning of Period	$11.46		$11.55	$11.52	$11.37
Income (Loss) from Investment Operations
Net Investment Income#	0.19		0.31	0.30	0.14
Net Realized and Unrealized Gain (Loss)	(0.24)		0.14	0.16	0.11
Total from Investment Operations	(0.05)		0.45	0.46	0.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.41)	(0.44)	(0.01)
Net Realized Gain	—		(0.09)	(0.03)	(0.09)
Total Distributions	—		(0.50)	(0.47)	(0.10)
Net Asset Value, End of Period	$11.41		$11.46	$11.51	$11.52
Total Return ±	(0.44	)%††	3.93%	4.07%	2.16	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$80,441		$44,822	$23,090	$6,867
Ratio of Expenses to Average Net Assets (1)	0.93	%**	0.93%	0.95%	0.95	%**
Ratio of Net Investment Income to Average Net Assets (1)	3.43	%**	2.69%	2.66%	2.11	%**
Portfolio Turnover Rate^	82	%††	172%	287%	123	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.03	%**	1.03%	1.07%	1.08	%**
Net Investment Income to Average Net Assets	3.33	%**	2.59%	2.54%	1.98	%**

*	Commenced offering
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.              Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

5.              Forward Commitments and When-Issued/ Delayed Delivery Securities: The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

6.              Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

7.              Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities.  Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded in the Statement of Operations as an adjustment to interest income. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

At June 30, 2006, the Portfolio had open swap agreements as follows:

					Net Unrealized
		Notional			Appreciation
	Termination	Amount			(Depreciation)
Counterparty	Date	(000)	Type Pay	Receive	(000)

Bank of America	8/15/19	$7,100	ZCS at maturity	compounded 3 month LIBOR	$305
	8/15/19	7,000	ZCS at maturity	compounded 3 month LIBOR	302
Citigroup	2/15/19	7,000	ZCS at maturity	compounded 3 month LIBOR	312
	5/15/19	2,900	ZCS at maturity	compounded 3 month LIBOR less 7.125 bps	86
	11/15/19	1,150	ZCS at maturity	compounded 3 month LIBOR less 7.9 bps	25
	2/15/20	1,200	ZCS at maturity	compounded 3 month LIBOR less 2.75 bps	62
	2/15/20	1,200	ZCS at maturity	compounded 3 month LIBOR less 3.1 bps	59
	2/15/20	4,200	ZCS at maturity	compounded 3 month LIBOR less 4.14 bps	192
	2/15/20	2,025	ZCS at maturity	compounded 3 month LIBOR less 4.882 bps	88
	5/15/20	3,750	ZCS at maturity	compounded 3 month LIBOR less 3.1 bps	136
	5/15/20	5,450	ZCS at maturity	compounded 3 month LIBOR less 5.75 bps	173
	5/15/20	1,275	ZCS at maturity	compounded 3 month LIBOR less 6 bps	46
	5/15/20	1,750	ZCS at maturity	compounded 3 month LIBOR less 9.75 bps	96
	8/15/20	1,850	ZCS at maturity	compounded 3 month LIBOR less 7.25 bps	50
	5/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR less 3 bps	129
	5/15/21	3,900	ZCS at maturity	compounded 3 month LIBOR less 3.75 bps	121
	5/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR less 4.5 bps	70
	5/15/21	5,750	ZCS at maturity	compounded 3 month LIBOR less 4.5 bps	437
	5/15/21	1,180	ZCS at maturity	compounded 3 month LIBOR less 7.25 bps	10
	5/15/21	1,400	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	17
	5/15/21	1,400	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	19
	5/15/21	4,000	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	39
	5/15/21	1,070	ZCS at maturity	compounded 3 month LIBOR less 7.5 bps	10
	5/15/21	1,130	ZCS at maturity	compounded 3 month LIBOR less 7.75 bps	13
	5/15/21	6,000	ZCS at maturity	compounded 3 month LIBOR less 8 bps	77
	11/15/21	6,750	ZCS at maturity	compounded 3 month LIBOR less 3.7 bps	164
	11/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR less 4.25 bps	53
	11/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR less 4.5 bps	53
Credit Suisse First Boston	5/15/16	5,500	ZCS at maturity	compounded 3 month LIBOR	274
	8/15/18	1,700	ZCS at maturity	compounded 3 month LIBOR	28
	2/15/19	3,000	ZCS at maturity	compounded 3 month LIBOR	147
	5/15/19	500	ZCS at maturity	compounded 3 month LIBOR	23
	8/15/19	2,500	ZCS at maturity	compounded 3 month LIBOR	26
	11/15/19	1,700	ZCS at maturity	compounded 3 month LIBOR	19
	2/15/21	4,150	ZCS at maturity	compounded 3 month LIBOR	37
	5/15/21	5,850	ZCS at maturity	compounded 3 month LIBOR	143
	5/15/21	5,850	ZCS at maturity	compounded 3 month LIBOR	—
	5/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR	97
Goldman Sachs	2/15/20	1,130	ZCS at maturity	compounded 3 month LIBOR	17
	2/15/20	700	ZCS at maturity	compounded 3 month LIBOR	31
	2/15/20	1,175	ZCS at maturity	compounded 3 month LIBOR	52
	5/15/20	450	ZCS at maturity	compounded 3 month LIBOR	23
	8/15/20	6,000	ZCS at maturity	compounded 3 month LIBOR	312
	2/15/21	4,500	ZCS at maturity	compounded 3 month LIBOR	30
	2/15/21	225	ZCS at maturity	compounded 3 month LIBOR	7
	11/15/21	1,950	ZCS at maturity	compounded 3 month LIBOR	—
	11/15/21	3,425	ZCS at maturity	compounded 3 month LIBOR	—
					$4,410

bps  — basis points

ZCS — Zero Coupon Interest Rate Swap

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

8.              Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

9.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	More than
billion	$1 billion
0.375%	0.30%

 MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.70% for Class I shares and 0.95% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2006, this waiver amounted to $30,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities,

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:

Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$13,757	$—	$11,831	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$3,623	$(3,263)	$(360)

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$14,767	$1,329

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$366,590	$1,399	$(8,637)	$(7,238)

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2005, the Portfolio deferred to January 3, 2006, for U.S. Federal income tax purposes, post-October capital losses of $807,000.

H. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $269,148,000 and $245,643,000, respectively. For the six months ended June 30, 2006, purchases and sales of long-term U.S. Government securities were $15,873,000 and $36,468,000, respectively.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 65.9% and 91.4% for Class I and Class II shares, respectively.

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information	Officers

Directors	Michael Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Charles A. Fiumefreddo	President and Principal Executive Officer

Edwin J. Garn	J. David Germany
Vice President
Wayne E. Hedien
Dennis F. Shea
James F. Higgins	Vice President

Dr. Manuel H. Johnson	Barry Fink
Vice President
Joseph J. Kearns
Amy R. Doberman
Fergus Reid	Vice President

Investment Adviser and Administrator	Carsten Otto
Morgan Stanley Investment Management Inc.	Chief Compliance Officer
1221 Avenue of the Americas
New York, New York 10020	Stefanie V. Chang Yu
Vice President
Distributor
Morgan Stanley Distribution, Inc.	James W. Garrett
One Tower Bridge	Treasurer and Chief Financial Officer
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Michael J. Leary
Assistant Treasurer
Custodian
JPMorgan Chase Bank, N.A.	Mary E. Mullin
270 Park Avenue	Secretary
New York, New York 10017
Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00678P-Y06/06

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

International Growth Equity Portfolio

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Expense Example

International Growth Equity Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Portfolio commenced operations on April 28, 2006, however, expenses did not begin accruing until May 1, 2006; therefore, “Actual Expenses Paid During the Period” reflect activity from May 1, 2006 through June 30, 2006.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Portfolio commenced operations on April 28, 2006, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for the Portfolio was in effect during the period from January 1, 2006 to June 30, 2006.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	May 1, 2006	June 30, 2006	May 1, 2006 — June 30, 2006

Class II
Actual	$1,000.00	$1,061.00	$2.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

* Expenses are equal to Portfolio’s annualized net expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board considered that the Adviser plans to arrange for a public offering of shares of the Portfolio to raise assets for investment and that the offering had not yet begun. The Board concluded that, since the Portfolio had no assets to invest (other than seed capital that the Adviser will supply) and had no track record of performance, this was not a factor it needed to address at the present time.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the Adviser did not manage any other funds with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by the Adviser (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund. The Board noted that the Adviser agreed to maintain an expense cap on all expenses of the Portfolio, excluding 12b-1 fees and brokerage commissions but including the management fee, during the first year of operations. The Board concluded that the Portfolio’s management fee rate and total expense ratio, taking into account the expense cap, were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

2

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” to be derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser will receive from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits would be relatively small, the 12b-1 fees would be competitive with those of other broker-dealers, the affiliate would disgorge revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow would be relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser would realize any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it would not use Portfolio commissions to pay for third party research. It would use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research would strengthen the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to approve the relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board if it is to continue in effect.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

International Growth Equity Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Australia (2.0%)
BHP Billiton Ltd.	5,446	$117
Austria (4.0%)
Andritz AG	441	73
Erste Bank der Oesterreichischen Sparkassen AG	1,705	96
Telekom Austria AG	2,874	64
		233
Canada (1.9%)
EnCana Corp.	2,100	111
Finland (3.5%)
Fortum Oyj	4,937	126
Neste Oil Oyj	2,300	81
		207
France (9.3%)
AXA S.A.	2,945	97
BNP Paribas	988	95
Cie Generale d’Optique Essilor International S.A.	1,068	107
LVMH Moet Hennessy Louis Vuitton S.A.	718	71
Schneider Electric S.A.	726	76
Total S.A.	1,567	103
		549
Germany (9.4%)
Adidas AG	1,532	73
Celesio AG	820	75
Continental AG	1,213	124
Deutsche Bank AG (Registered)	749	84
E.ON AG	995	115
SAP AG	386	81
		552
Greece (2.5%)
Coca Cola Hellenic Bottling Co. S.A.	2,099	62
National Bank of Greece S.A.	2,093	83
		145
Hong Kong (2.8%)
China Resources Power Holdings Co.	100,000	84
Esprit Holdings Ltd.	10,000	81
		165
India (0.9%)
ICICI Bank Ltd. ADR	2,200	52
Ireland (4.4%)
Allied Irish Banks plc	3,332	80
Anglo Irish Bank Corp. plc	7,312	114
CRH plc	2,062	67
		261
Israel (1.0%)
Teva Pharmaceutical Industries Ltd. ADR	1,800	57
Japan (18.7%)
Canon, Inc.	1,800	88
Casio Computer Co., Ltd.	3,700	71
Credit Saison Co., Ltd.	2,000	95
Daiwa Securities Group, Inc.	6,000	71
Hoya Corp.	2,100	75
JSR Corp.	3,700	93
Kobe Steel Ltd.	20,000	63
Kubota Corp.	6,000	57
Sharp Corp.	4,000	63
SMC Corp.	500	71
Sumitomo Realty & Development Co., Ltd	4,000	99
Terumo Corp.	2,000	67
Toray Industries, Inc.	12,000	104
Toyota Motor Corp.	1,500	78
		1,095
Mexico (2.2%)
America Movil S.A. de C.V., Class L ADR	1,900	63
Wal-Mart de Mexico S.A. de C.V. ADR	2,300	64
		127
Netherlands (4.3%)
ING Groep N.V. CVA	3,199	126
Royal Numico N.V.	1,510	68
Reed Elsevier N.V.	4,034	60
		254
Norway (2.7%)
Telenor ASA	6,960	84
TGS Nopec Geophysical Co., ASA	(a)4,300	76
		160
Singapore (3.1%)
DBS Group Holdings Ltd.	6,000	69
Keppel Corp., Ltd.	12,000	111
		180
South Korea (1.0%)
Samsung Electronics Co., Ltd. GDR	(b)185	59
Spain (2.6%)
Banco Popular Espanol S.A.	4,543	68
Grupo Ferrovial S.A.	1,093	83
		151
Sweden (2.3%)
Getinge AB, Class B	4,405	75
Telefonaktiebolaget LM Ericsson ADR	1,800	60
		135
Switzerland (6.7%)
ABB Ltd.	7,000	91
Nestle S.A. ADR (Registered)	1,200	94
Novartis AG (Registered)	1,350	73
Roche Holding AG	400	66
SGS S.A.	76	72
		396
Turkey (0.9%)
Akbank T.A.S. ADR	5,349	51
United Kingdom (12.8%)
Barclays plc	5,936	67
BP plc	10,964	128
Capita Group plc	7,041	60
HSBC Holdings plc	3,670	65
Prudential plc	6,625	75
Reckitt Benckiser plc	1,990	74

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Royal Bank of Scotland Group plc	2,216	$73
SABMiller plc	3,682	66
Sportingbet plc	10,305	75
Tesco plc	10,639	66
		749
Total Common Stocks (Cost $6,129)		5,806

	Face Amount (000)
Short-Term Investment (6.3%)
Repurchase Agreement (6.3%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $373 (Cost $373)	$ (c)373	373
Total Investments (105.3%) (Cost $6,502)		6,179
Liabilities in Excess of Other Assets (-5.3%)		(312)
Net Assets (100%)		$5,867

(a)	Non-income producing security.
(b)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*            Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

International Growth Equity Portfolio

Statement of Assets and Liabilities

June 30, 2006*
(000)
Assets:
Investments, at Value (Cost $6,502)	$6,179
Foreign Currency (Cost $34)	34
Due from Adviser	31
Receivable for Portfolio Shares Sold	22
Dividends Receivable	2
Foreign Withholding Tax Reclaim Receivable	1
Interest Receivable	@—
Total Assets	6,269
Liabilities:
Payable for Investments Purchased	365
Custodian Fees Payable	15
Payable for Portfolio Shares Redeemed	4
Distribution Fees — Class II Shares	1
Bank Overdraft Payable	1
Administration Fees Payable	1
Directors’ Fees and Expenses Payable	@—
Other Liabilities	15
Total Liabilities	402
NET ASSETS	$5,867
Net Assets Consist of:
Paid-in Capital	$6,182
Undistributed (Distributions in Excess of) Net Investment Income	28
Accumulated Net Realized Gain (Loss)	(18)
Unrealized Appreciation (Depreciation) on:
Investments	(323)
Foreign Currency Exchange Contracts and Translations	(2)
Net Assets	$5,867
Net Asset Value, Offering and Redemption Price Per Share Applicable to 624,474 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.40

* International Growth Equity Portfolio commenced operations on April 28, 2006.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

International Growth Equity Portfolio

Statement of Operations

Period Ended June 30, 2006* (000)
Investment Income:
Dividends (Net of $6 Foreign Taxes Withheld)	$35
Interest	5
Total Investment Income	40
Expenses:
Custodian Fees (Note E)	15
Shareholder Reporting Fees	13
Investment Advisory Fees (Note B)	7
Professional Fees	6
Distribution Fees – Class II Shares (Note D)	3
Administration Fees (Note C)	2
Directors’ Fees and Expenses	@—
Other	5
Total Expenses	51
Investment Advisory Fees Waived (Note B)	(7)
Expenses Reimbursed by Adviser (Note B)	(31)
Distribution Fees – Class II Shares Waived (Note D)	(1)
Net Expenses	12
Net Investment Income (Loss)	28
Realized Gain (Loss) on:
Investments Sold	(9)
Foreign Currency Transactions	(9)
Net Realized Gain (Loss)	(18)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(323)
Foreign Currency Exchange Contracts and Translations	(2)
Net Change in Unrealized Appreciation (Depreciation)	(325)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(343)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(315)

* For the period from April 28, 2006 to June 30, 2006.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

International Growth Equity Portfolio

Statement of Changes in Net Assets

Period Ended June 30, 2006* (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$28
Net Realized Gain (Loss)	(18)
Net Change in Unrealized Appreciation (Depreciation)	(325)
Net Increase (Decrease) in Net Assets Resulting from Operations	(315)
Capital Share Transactions:(1)
Class II:
Subscriptions	6,195
Redemptions	(13)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,182
Total Increase (Decrease) in Net Assets	5,867
Net Assets:
Beginning of Period	—
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $28)	$5,867

(1) Capital Share Transactions:
Class II:
Shares Subscribed	625
Shares Redeemed	(1)
Net Increase (Decrease) in Class II Shares Outstanding	624

* International Growth Equity Portfolio commenced operations on April 28, 2006.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Financial Highlights

International Growth Equity Portfolio

	Class II
Selected Per Share Data and Ratios	Period from April 28, 2006* to June 30, 2006 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.05
Net Realized and Unrealized Gain (Loss)	(0.65)
Total from Investment Operations	(0.60)
Net Asset Value, End of Period	$9.40
Total Return ±	(6.10	)%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,867
Ratio of Expenses to Average Net Assets (1)	1.35	%**
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	3.10	%**
Portfolio Turnover Rate	1	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	5.75	%**
Net Investment Income (Loss) to Average Net Assets	(1.29	)%**

*	Commencement of Operations
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Growth Equity Portfolio. The Portfolio seeks long-term capital appreciation, with a secondary objective of income. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future. The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2. Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

• investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

• investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

10

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4. Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	More than $1 billion
0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.35%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the period ended June 30, 2006, this waiver amounted to $38,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the period ended June 30, 2006, this waiver amounted to $1,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits, if any, are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$6,502	$37	$(360)	$(323)

H. Other: For the period ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $6,203,000 and $56,000 respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2006.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 18.3%.

12

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers

Michael Bozic	Michael Nugent
Chairman of the Board and Director
Charles A. Fiumefreddo
Ronald E. Robison
Edwin J. Garn	President and Principal Executive Officer

Wayne E. Hedien	J. David Germany
Vice President
James F. Higgins
Dennis F. Shea
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Barry Fink
Vice President
Fergus Reid
Amy R. Doberman
Investment Adviser and Administrator	Vice President
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas	Carsten Otto
New York, New York 10020	Chief Compliance Officer

Distributor	Stefanie V. Chang Yu
Morgan Stanley Distribution, Inc.	Vice President
One Tower Bridge
100 Front Street, Suite 1100	James W. Garrett
West Conshohocken, PA 19428-2899	Treasurer and Chief Financial Officer

Custodian	Michael J. Leary
JPMorgan Chase Bank, N.A.	Assistant Treasurer
270 Park Avenue
New York, New York 10017	Mary E. Mullin
Secretary

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888- 378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00607P-Y06/06

13

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Expense Examples

Mid Cap Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006

Class I
Actual	$1,000.00	$1,033.70	$5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

Class II
Actual	1,000.00	1,033.80	5.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.05% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended November 30, 2005 and for the period May 31, 2003 to November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding
12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Common Stocks (97.8%)
Advertising Agencies (7.0%)
Getty Images, Inc.	(a)79,024	$5,019
Lamar Advertising Co.	(a)51,878	2,794
Monster Worldwide, Inc.	(a)136,542	5,825
		13,638
Air Transport (3.7%)
Expeditors International Washington, Inc.	130,000	7,281
Building: Cement (1.3%)
Florida Rock Industries, Inc.	51,600	2,563
Casinos & Gambling (5.7%)
International Game Technology	81,100	3,077
Station Casinos, Inc.	74,500	5,072
Wynn Resorts Ltd.	(a)40,100	2,939
		11,088
Communications Technology (2.7%)
Crown Castle International Corp.	(a)149,307	5,157
Computer Services Software & Systems (4.7%)
Akamai Technologies, Inc.	(a)126,191	4,567
Netease.com ADR	(a)82,900	1,851
Red Hat, Inc.	(a)118,200	2,766
		9,184
Consumer Electronics (1.9%)
Activision, Inc.	(a)318,777	3,628
Diversified (1.4%)
Leucadia National Corp.	41,241	1,204
St. Joe Co. (The)	31,074	1,446
		2,650
Diversified Financial Services (1.9%)
Calamos Asset Management, Inc., Class A	131,388	3,809
Drugs & Pharmaceuticals (2.0%)
Gen-Probe, Inc.	(a)72,470	3,912
Education Services (2.0%)
Apollo Group, Inc., Class A	(a)74,100	3,829
Electronics: Semi-Conductors/Components (1.0%)
Tessera Technologies, Inc.	(a)70,500	1,939
Energy — Miscellaneous (7.5%)
Southwestern Energy Co.	(a)109,598	3,415
Ultra Petroleum Corp.	(a)189,540	11,234
		14,649
Financial — Miscellaneous (2.6%)
Brown & Brown, Inc.	62,200	1,818
Chicago Mercantile Exchange Holdings, Inc.	6,785	3,332
		5,150
Health Care Services (4.7%)
Dade Behring Holdings, Inc.	109,000	4,539
Stericycle, Inc.	(a)70,706	4,603
		9,142
Homebuilding (3.1%)
Desarrolladora Homex S.A. de CV ADR	(a)78,550	2,577
NVR, Inc.	(a)3,764	1,849
MDC Holdings	31,700	1,646
		6,072
Hotel/Motel (3.6%)
Choice Hotels International, Inc.	57,650	3,494
Intercontinental Hotels Group plc ADR	57,650	3,404
		6,898
Investment Management Companies (0.8%)
Janus Capital Group, Inc.	88,200	1,579
Manufacturing (1.8%)
Pentair, Inc.	103,200	3,528
Medical & Dental Instruments & Supplies (0.9%)
Techne Corp.	(a)34,800	1,772
Paper (1.0%)
MeadWestvaco Corp.	67,736	1,892
Radio & TV Broadcasters (1.9%)
Grupo Televisa S.A. ADR	196,240	3,789
Real Estate Investment Trusts (REIT) (3.6%)
Brookfield Asset Management, Inc., Class A	101,211	4,111
CB Richard Ellis Group, Inc., Class A	(a)112,400	2,799
		6,910
Restaurants (1.8%)
Wendy’s International, Inc.	60,000	3,497
Retail (7.0%)
Abercrombie & Fitch Co., Class A	67,100	3,719
Amazon.Com, Inc.	(a)142,900	5,528
Autozone, Inc.	(a)28,755	2,536
Expedia, Inc.	(a)116,350	1,742
		13,525
Services: Commercial (10.7%)
ChoicePoint, Inc.	(a)82,756	3,457
Corporate Executive Board Co.	80,900	8,106
Iron Mountain, Inc.	(a)129,708	4,848
ITT Educational Services, Inc.	(a)42,729	2,812
Weight Watchers International, Inc.	39,700	1,623
		20,846
Shipping (3.1%)
C.H. Robinson Worldwide, Inc.	12,854	6,015
Textile Apparel Manufacturers (1.9%)
Coach, Inc.	(a)124,062	3,709
Tobacco (2.1%)
Loews Corp. - Carolina Group	79,320	4,075
Utilities: Gas Pipelines (1.1%)
Questar Corp.	25,600	2,061
Utilities: Telecommunications (3.3%)
NII Holdings, Inc.	(a)113,140	6,379
Total Common Stocks (Cost $160,617)		190,166

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (3.9%)
Repurchase Agreement (3.9%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $7,574 (Cost $7,571)	$ (b)7,571	$7,571
Total Investments (101.7%) (Cost $168,188)		197,737
Liabilities in Excess of Other Assets (-1.7%)		(3,331)
Net Assets (100%)		$194,406

(a)                                  Non-income producing security.

(b)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $779,270,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.739% to 5.627%, due 6/1/32 to 3/1/35; Federal National Mortgage Association, Conventional Pools, 4.001% to 5.373%, due 5/1/32 to 7/1/35, which had a total value of $794,856,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                    American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                                         Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2006
(000)
Assets:
Investments, at Value (Cost $168,188)	$197,737
Cash	1
Receivable for Portfolio Shares Sold	1,260
Receivable for Investments Sold	898
Dividends Receivable	39
Interest Receivable	1
Other Assets	2
Total Assets	199,938
Liabilities:
Payable for Investments Purchased	5,090
Investment Advisory Fees Payable	339
Administration Fees Payable	38
Payable for Portfolio Shares Redeemed	13
Custodian Fees Payable	6
Distribution Fees — Class II Shares	5
Other Liabilities	41
Total Liabilities	5,532
NET ASSETS	$194,406
Net Assets Consist of:
Paid-in Capital	$148,574
Undistributed (Distributions in Excess of) Net Investment Income	134
Accumulated Net Realized Gain (Loss)	16,149
Unrealized Appreciation (Depreciation) on Investments	29,549
Net Assets	$194,406
CLASS I:
Net Assets	$121,955
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,682,613 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.60
CLASS II:
Net Assets	$72,451
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,771,690 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.55

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations

Six Months Ended
June 30, 2006
(000)
Investment Income:
Dividends (Net of $4 Foreign Taxes Withheld)	$962
Interest	130
Total Investment Income	1,092
Expenses:
Investment Advisory Fees (Note B)	665
Administration Fees (Note C)	222
Distribution Fees — Class II Shares (Note D)	95
Shareholder Reporting Fees	29
Professional Fees	13
Custodian Fees (Note E)	11
Directors’ Fees and Expenses	1
Other	6
Total Expenses	1,042
Investment Advisory Fees Waived (Note B)	(16)
Distribution Fees — Class II Shares Waived (Note D)	(68)
Expense Offset (Note E)	@—
Net Expenses	958
Net Investment Income (Loss)	134
Net Realized Gain (Loss) on:
Investments Sold	4,157
Change in Unrealized Appreciation (Depreciation) on:
Investments	556
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	4,713
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,847

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2006	Year Ended
	(unaudited)	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$134	$(727)
Net Realized Gain (Loss)	4,157	14,208
Net Change in Unrealized Appreciation (Depreciation)	556	8,338
Net Increase (Decrease) in Net Assets Resulting from Operations	4,847	21,819
Capital Share Transactions:(1)
Class I:
Subscriptions	21,026	35,647
Redemptions	(14,267)	(37,557)
Class II:
Subscriptions	29,650	18,533
Redemptions	(2,843)	(2,477)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	33,566	14,146
Total Increase (Decrease) in Net Assets	38,413	35,965
Net Assets:
Beginning of Period	155,993	120,028
End of Period (including Undistributed Net Investment Income of $134 in 2006)	$194,406	$155,993

(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,636	3,267
Shares Redeemed	(1,124)	(3,501)
Net Increase (Decrease) in Class I Shares Outstanding	512	(234)
Class II:
Shares Subscribed	2,349	1,695
Shares Redeemed	(227)	(225)
Net Increase (Decrease) in Class II Shares Outstanding	2,122	1,470

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2006
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.18		$10.36	$8.52	$6.01	$8.73	$12.35
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.01	#	(0.06)#	(0.05)#	(0.06)#	(0.05)#	(0.04)
Net Realized and Unrealized Gain (Loss)	0.41		1.88	1.89	2.57	(2.67)	(3.58)
Total from Investment Operations	0.42		1.82	1.84	2.51	(2.72)	(3.62)
Net Asset Value, End of Period	$12.60		$12.18	$10.36	$8.52	$6.01	$8.73
Total Return ±	3.37	%††	17.57%	21.60%	41.76%	(31.16)%	(29.31)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$121,955		$111,677	$97,485	$73,933	$34,440	$33,229
Ratio of Expenses to Average Net Assets(1)	1.05	%**	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average
Net Assets(1)	0.19	%**	(0.54)%	(0.59)%	(0.76)%	(0.73)%	(0.61)%
Portfolio Turnover Rate	35	%††	103%	124%	176%	269%	168%

(1)			Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.07	%**	1.09%	1.13%	1.33%	1.28%	1.39%
Net Investment Income (Loss) to Average Net
Assets	0.17	%**	(0.58)%	(0.67)%	(1.04)%	(0.96)%	(0.95)%

	Class II
					Period from
	Six Months Ended				May 5, 2003*
	June 30, 2006		Year Ended December 31,		to December
Selected Per Share Data and Ratios	(unaudited)		2005	2004	31, 2003
Net Asset Value, Beginning of Period	$12.14		$10.35	$8.52	$6.60
Income (Loss) From Investment Operations
Net Investment Income (Loss)#	0.00	‡	(0.07)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss)	0.41		1.86	1.89	1.96
Total from Investment Operations	0.41		1.79	1.83	1.92
Net Asset Value, End of Period	$12.55		$12.14	$10.35	$8.52
Total Return ±	3.38	%††	17.29%	21.48%	29.09	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$72,451		$44,316	$22,543	$10,888
Ratio of Expenses to Average Net Assets(2)	1.15	%**	1.15%	1.15%	1.15	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	0.06	%**	(0.63)%	(0.69)%	(0.86	)%**
Portfolio Turnover Rate	35	%††	103%	124%	176%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.42	%**	1.44%	1.48%	1.68	%**
Net Investment Income (Loss) to Average Net Assets	(0.21	)%**	(0.92)%	(1.02)%	(1.39	)%**

*                                         Commenced offering

**                                  Annualized

#                                         Per share amount is based on average shares outstanding.

††                                    Not annualized

‡                                          Amount is less than $0.005 per share.

±                                         Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid-cap companies. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.    Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.    Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.    Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.75%	0.70%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2006, this waiver amounted to $16,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2006, this waiver amounted to $68,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions paid during 2005 and 2004.

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments for net investment losses, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$727	$(727)	$—

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$1,747	$10,322

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$168,188	$37,368	$(7,819)	$29,549

During the year ended December 31, 2005, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,351,000.

H. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $93,396,000 and $60,011,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2006.

During the six months ended June 30, 2006, the Portfolio incurred $5,794 of brokerage commissions to Morgan Stanley & Co. Incorporated an affiliated broker dealer.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 75.3% and 89.6%, for Class I and Class II shares, respectively.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers

Michael Bozic	Michael Nugent
Charles A. Fiumefreddo	Chairman of the Board and Director
Edwin J. Garn
Wayne E. Hedien	Ronald E. Robison
James F. Higgins	President and Principal Executive Officer
Dr. Manuel H. Johnson
Joseph J. Kearns	J. David Germany
Fergus Reid	Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
1221 Avenue of the Americas
New York, New York 10020	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Michael J. Leary
One Tower Bridge	Assistant Treasurer
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Mary E. Mullin
Secretary
Custodian
JPMorgan Chase Bank, N.A.	Legal Counsel
270 Park Avenue	Clifford Chance US LLP
New York, New York 10017	31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888- 378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00613P-Y06/06

13

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

U.S. Mid Cap Value Portfolio

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Expense Examples

U.S. Mid Cap Value Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006
Class I
Actual	$1,000.00	$1,044.80	$5.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.79	5.06

Class II
Actual	1,000.00	1,044.40	5.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.29	5.56

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.01% and 1.11%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding
12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

U.S. Mid Cap Value Portfolio

	Shares	Value (000)
Common Stocks (91.4%)
Aerospace & Defense (2.0%)
Goodrich Corp.	223,430	$9,002
Airlines (2.9%)
Southwest Airlines Co.	778,540	12,745
Biotechnology (3.8%)
Applera Corp. - Applied Biosystems Group	514,840	16,655
Capital Markets (11.9%)
AG Edwards, Inc.	187,040	10,347
Amvescap plc ADR	438,690	8,111
Charles Schwab Corp. (The)	610,520	9,756
Investors Financial Services Corp.	110,890	4,979
Lazard Ltd.	227,640	9,197
Northern Trust Corp.	181,130	10,017
		52,407
Chemicals (7.5%)
Albemarle Corp.	185,360	8,875
International Flavors & Fragrances, Inc.	490,950	17,301
Nalco Holding Co.	(a)396,580	6,992
		33,168
Commercial Services & Supplies (2.3%)
Manpower, Inc.	156,200	10,091
Communications Equipment (0.9%)
Extreme Networks, Inc.	(a)986,060	4,102
Computers & Peripherals (2.5%)
Diebold, Inc.	275,540	11,192
Containers & Packaging (2.2%)
Sealed Air Corp.	183,740	9,569
Diversified Consumer Services (1.8%)
H & R Block, Inc.	337,270	8,047
Diversified Telecommunication Services (2.2%)
CenturyTel, Inc.	256,890	9,543
Energy Equipment & Services (1.5%)
Cameron International Corp.	(a)137,500	6,568
Food Products (4.5%)
ConAgra Foods, Inc.	529,180	11,700
Tyson Foods, Inc., Class A	543,830	8,081
		19,781
Health Care Providers & Services (1.1%)
Tenet Healthcare Corp.	(a)725,100	5,061
Hotels, Restaurants & Leisure (1.4%)
OSI Restaurant Partners Inc	183,250	6,340
Household Durables (4.5%)
Newell Rubbermaid, Inc.	369,440	9,543
Snap-On, Inc.	255,620	10,332
		19,875
Independent Power Producers & Energy Traders (1.8%)
Constellation Energy Group, Inc.	148,299	8,085
Industrial Conglomerates (0.8%)
Mcdermott International, Inc.	(a)77,300	3,515
Insurance (5.9%)
ACE Ltd.	232,020	11,738
Conseco, Inc.	(a)186,250	4,302
Marsh & McLennan Cos., Inc.	370,340	9,959
		25,999
Media (2.0%)
Valassis Communications, Inc.	(a)375,310	8,854
Multi-Utilities (2.0%)
Wisconsin Energy Corp.	216,040	8,706
Multiline Retail (1.5%)
Dollar General Corp.	476,430	6,661
Oil, Gas & Consumable Fuels (2.6%)
Amerada Hess Corp.	215,130	11,370
Personal Products (1.4%)
Avon Products, Inc.	193,000	5,983
Pharmaceuticals (3.1%)
Mylan Laboratories, Inc.	264,080	5,282
Watson Pharmaceuticals, Inc.	(a)360,100	8,383
		13,665
Real Estate (2.3%)
KKR Financial Corp. REIT	483,370	10,059
Semiconductors & Semiconductor Equipment (2.1%)
Linear Technology Corp.	277,960	9,309
Software (2.6%)
Cognos, Inc.	(a)407,680	11,599
Specialty Retail (2.0%)
Office Depot, Inc.	(a)235,110	8,934
Thrifts & Mortgage Finance (5.8%)
Hudson City Bancorp Inc.	834,950	11,130
PMI Group, Inc. (The)	322,040	14,356
		25,486
Tobacco (2.5%)
UST, Inc.	239,890	10,841
Total Common Stocks (Cost $368,475)		403,212
Investment Company (0.9%)
Capital Markets (0.9%)
Streettracks Gold Trust (Cost $2,971)	(a)63,760	3,904

	Face Amount (000)
Short-Term Investment (8.2%)
Repurchase Agreement (8.2%)
J.P. Morgan Securities, Inc., 5.10% dated 6/30/06, due 7/3/06, repurchase price $36,083 (Cost $36,068)	$ (b)36,068	36,068
Total Investments (100.5%) (Cost $407,514)		443,184
Liabilities in Excess of Other Assets (-0.5.%)		(2,138)
Net Assets (100%)		$441,046

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

U.S. Mid Cap Value Portfolio

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
S & P Midcap 400 Index (United States)	20	$7,716	Sep-06	$446

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*            Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

U.S. Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2006 (000)
Assets:
Investments, at Value (Cost $407,514)	$443,184
Cash	@—
Receivable for Investments Sold	2,376
Receivable for Portfolio Shares Sold	627
Dividends Receivable	461
Due from Broker	44
Interest Receivable	5
Other Assets	6
Total Assets	446,703
Liabilities:
Payable for Investments Purchased	4,581
Investment Advisory Fees Payable	810
Payable for Portfolio Shares Redeemed	102
Administration Fees Payable	91
Distribution Fees — Class II Shares	7
Custodian Fees Payable	5
Directors’ Fees and Expenses Payable	1
Other Liabilities	60
Total Liabilities	5,657
NET ASSETS	$441,046
Net Assets Consist of:
Paid-in Capital	$318,938
Undistributed (Distributions in Excess of) Net Investment Income	2,563
Accumulated Net Realized Gain (Loss)	83,429
Unrealized Appreciation (Depreciation) on:
Investments	35,670
Futures Contracts	446
Net Assets	$441,046
CLASS I:
Net Assets	$354,134
Net Asset Value, Offering and Redemption Price Per Share Applicable to 18,073,455 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.59
CLASS II:
Net Assets	$86,912
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,448,864 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.54

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

U.S. Mid Cap Value Portfolio

Statement of Operations

Six Months Ended
June 30, 2006
(000)
Investment Income:
Dividends	$3,012
Interest	601
Total Investment Income	3,613
Expenses:
Investment Advisory Fees (Note B)	1,601
Administration Fees (Note C)	556
Distribution Fees — Class II Shares (Note D)	142
Shareholder Reporting Fees	41
Professional Fees	18
Custodian Fees (Note E)	12
Directors’ Fees and Expenses	3
Other	11
Total Expenses	2,384
Distribution Fees — Class II Shares Waived (Note D)	(101)
Expense Offset (Note E)	@—
Net Expenses	2,283
Net Investment Income (Loss)	1,330
Net Realized Gain (Loss) on:
Investments Sold	30,253
Future Contracts	(1,252)
Net Realized Gain (Loss)	29,001
Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,279)
Future Contracts	446
Net Change in Unrealized Appreciation (Depreciation)	(10,833)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	18,168
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,498

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

U.S. Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (unaudited) (000)	Year Ended December 31, 2005 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,330	$1,236
Net Realized Gain (Loss)	29,001	55,141
Net Change in Unrealized Appreciation (Depreciation)	(10,833)	(9,331)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,498	47,046
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,099)
Net Realized Gain	—	(4,902)
Class II:
Net Investment Income	—	(142)
Net Realized Gain	—	(768)
Total Distributions	—	(6,911)
Capital Share Transactions:(1)
Class I:
Subscriptions	12,090	33,303
Distributions Reinvested	—	6,001
Redemptions	(30,859)	(60,506)
Class II:
Subscriptions	13,993	22,979
Distributions Reinvested	—	910
Redemptions	(1,670)	(1,379)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,446)	1,308
Total Increase (Decrease) in Net Assets	13,052	41,443
Net Assets:
Beginning of Period	427,994	386,551
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $2,563 and $1,233, respectively)	$441,046	$427,994

(1) Capital Share Transactions:
Class I:
Shares Subscribed	614	1,914
Shares Issued on Distributions Reinvested	—	347
Shares Redeemed	(1,560)	(3,461)
Net Increase (Decrease) in Class I Shares Outstanding	(946)	(1,200)
Class II:
Shares Subscribed	712	1,310
Shares Issued on Distributions Reinvested	—	53
Shares Redeemed	(84)	(78)
Net Increase (Decrease) in Class II Shares Outstanding	628	1,285

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class I
	Six Months Ended
	June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$18.75		$16.99	$14.83	$10.49	$14.56	$15.05
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.06	#	0.06 #	0.06 #	0.01 #	(0.02)#	(0.00)†
Net Realized and Unrealized Gain (Loss)	0.78		2.01	2.10	4.33	(4.05)	(0.47)
Total from Investment Operations	0.84		2.07	2.16	4.34	(4.07)	(0.47)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)	(0.00)†	—	—	—
Net Realized Gain	—		(0.25)	—	—	—	(0.02)
Total Distributions	—		(0.31)	(0.00)†	—	—	(0.02)
Net Asset Value, End of Period	$19.59		$18.75	$16.99	$14.83	$10.49	$14.56
Total Return ±	4.48	%††	12.31%	14.59%	41.37%	(27.95)%	(3.15)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$354,134		$356,544	$343,551	$241,384	$159,918	$168,980
Ratio of Expenses to Average Net Assets(1)	1.01	%**	1.01%	1.05%	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average
Net Assets(1)	0.61	%**	0.32%	0.39%	0.04%	(0.17)%	(0.04)%
Portfolio Turnover Rate	27	%††	77%	80%	218%	145%	173%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		N/A	1.05%	1.12%	1.12%	1.10%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	0.39%	(0.03)%	(0.24)%	(0.09)%

	Class II
Selected Per Share Data and Ratios	Six Months Ended June 30, 2006 (unaudited)		2005		2004	Period from May 5, 2003* to December 31, 2003
Net Asset Value, Beginning of Period	$18.70		$16.96		$14.81	$11.18
Income (Loss) from Investment Operations
Net Investment Income (Loss) #	0.05		0.04		0.05	0.01
Net Realized and Unrealized Gain (Loss)	0.79		2.00		2.10	3.62
Total from Investment Operations	0.84		2.04		2.15	3.63
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.00)†	—
Net Realized Gain	—		(0.25)		—	—
Total Distributions	—		(0.30)		(0.00)†	—
Net Asset Value, End of Period	$19.54		$18.70		$16.96	$14.81
Total Return ±	4.44	%††	12.15%		14.53%	32.47	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$86,912		$71,450		$43,000	$19,288
Ratio of Expenses to Average Net Assets(2)	1.11	%**	1.11%		1.15%	1.15	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	0.53	%**	0.25%		0.32%	(0.06	)%**
Portfolio Turnover Rate	27	%††	77%		80%	218%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.36	%**	1.36%		1.40%	1.47	%**
Net Investment Income (Loss) to Average Net Assets	0.28	%**	0.00	%†††	0.07%	(0.38	)%**

*	Commenced offering
**	Annualized
#	Per share amount is based on average shares outstanding.
†	Amount is less than $0.005 per share.
††	Not annualized
†††	Amount is less than 0.01%.
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Mid Cap Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. Futures: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.

10

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1 billion	More than $1 billion
0.72%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2006, this waiver amounted to $101,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)

$2,599	$4,312	$76	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to prior year merger, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$—	$(4)	$4

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$15,184	$40,800

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$407,514	$55,463	$(19,793)	$35,670

H. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $111,054,000 and $134,901,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2006.

During the six months ended June 30, 2006, the Portfolio incurred $38,725 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 72.7% and 80.4%, for Class I and Class II shares, respectively.

12

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers

Michael Bozic	Michael Nugent
Chairman of the Board and Director
Charles A. Fiumefreddo
Ronald E. Robison
Edwin J. Garn	President and Principal Executive Officer

Wayne E. Hedien	J. David Germany
Vice President
James F. Higgins
Dennis F. Shea
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Barry Fink
Vice President
Fergus Reid
Amy R. Doberman
Investment Adviser and Administrator	Vice President
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas	Carsten Otto
New York, New York 10020	Chief Compliance Officer

Distributor	Stefanie V. Chang Yu
Morgan Stanley Distribution, Inc.	Vice President
One Tower Bridge
100 Front Street, Suite 1100	James W. Garrett
West Conshohocken, PA 19428-2899	Treasurer and Chief Financial Officer

Custodian	Michael J. Leary
JPMorgan Chase Bank, N.A.	Assistant Treasurer
270 Park Avenue
New York, New York 10017	Mary E. Mullin
Secretary

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00615P-Y06/06

13

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Value Portfolio

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Expense Example

Value Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006— June 30, 2006

Actual	$1,000.00	$1,040.00	$4.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to Portfolio’s annualized net expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board considered that adherence to the Portfolio’s investment strategy may result in periods of underperformance, but that, over time, adherence to the Portfolio’s investment strategy is appropriate. The Board concluded that the performance for the Portfolio was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding
12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

Value Portfolio

		Value
	Shares	(000)
Common Stocks (96.2%)
Airlines (0.6%)
Southwest Airlines Co.	23,200	$380
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	8,800	401
Coca-Cola Co. (The)	26,900	1,157
		1,558
Capital Markets (1.9%)
Bank of New York Co., Inc. (The)	18,400	592
Merrill Lynch & Co., Inc.	9,700	675
		1,267
Chemicals (2.8%)
E.I. Du Pont de Nemours & Co.	33,000	1,373
Rohm & Haas Co.	9,900	496
		1,869
Commercial Banks (6.8%)
Barclays plc	2,300	105
PNC Financial Services Group, Inc.	14,200	996
SunTrust Banks, Inc.	4,100	313
U S Bancorp	9,000	278
Wachovia Corp.	22,613	1,223
Wells Fargo & Co.	24,800	1,664
		4,579
Communications Equipment (0.8%)
Cisco Systems, Inc.	(a)21,300	416
Nokia Oyj ADR	6,000	122
		538
Computers & Peripherals (1.6%)
Dell, Inc.	(a)25,200	615
Hewlett-Packard Co.	6,200	196
International Business Machines Corp.	3,500	269
		1,080
Diversified Financial Services (7.8%)
Bank of America Corp.	46,700	2,246
Citigroup, Inc.	47,500	2,291
JPMorgan Chase & Co.	15,500	651
		5,188
Diversified Telecommunication Services (8.5%)
AT&T Inc.	107,400	2,996
Embarq Corp.	(a)3,040	125
Verizon Communications, Inc.	76,900	2,575
		5,696
Electric Utilities (1.3%)
American Electric Power Co., Inc.	13,900	476
FirstEnergy Corp.	5,400	293
FPL Group, Inc.	1,700	70
		839
Food & Staples Retailing (2.2%)
Wal-Mart Stores, Inc.	31,100	1,498
Food Products (3.3%)
Cadbury Schweppes plc ADR	800	31
Kraft Foods, Inc.	29,700	918
Unilever N.V. (NY Shares)	55,400	1,249
		2,198
Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp.	(a)25,900	436
Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	8,000	515
Household Products (1.8%)
Kimberly-Clark Corp.	19,200	1,185
Industrial Conglomerates (0.5%)
General Electric Co.	10,100	333
Information Technology Services (0.6%)
Accenture Ltd., Class A	2,500	71
First Data Corp.	7,800	351
		422
Insurance (6.1%)
Aflac, Inc.	4,800	222
AMBAC Financial Group, Inc.	3,000	243
American International Group, Inc.	4,900	289
Berkshire Hathaway, Inc., Class B	(a)100	304
Chubb Corp.	24,580	1,227
Genworth Financial, Inc.	6,600	230
Metlife, Inc.	7,200	369
St. Paul Travelers Cos., Inc. (The)	13,620	607
Torchmark Corp.	9,300	565
		4,056
Internet & Catalog Retail (0.6%)
Liberty Media Corp. - Capital	(a)24,900	430
Media (10.5%)
CBS Corp., Class B	6,250	169
Clear Channel Communications, Inc.	48,200	1,492
Comcast Corp., Class A	(a)36,100	1,182
Gannett Co., Inc.	5,000	280
Liberty Media Corp. - Interactive	(a)5,020	420
News Corp., Class B	28,000	565
Time Warner, Inc.	60,800	1,052
Viacom, Inc., Class B	(a)19,950	715
Walt Disney Co.	37,100	1,113
		6,988
Metals & Mining (2.8%)
Alcoa, Inc.	58,900	1,906
Multiline Retail (0.4%)
Federated Department Stores, Inc.	7,944	291
Oil, Gas & Consumable Fuels (0.9%)
Total S.A. ADR	8,900	583
Paper & Forest Products (3.9%)
International Paper Co.	80,875	2,612
Pharmaceuticals (16.4%)
Abbott Laboratories	15,900	694
Bristol-Myers Squibb Co.	89,700	2,320
Eli Lilly & Co.	2,500	138
GlaxoSmithKline plc ADR	49,700	2,773

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

		Value
	Shares	(000)
Pharmaceuticals (cont’d)
Pfizer, Inc.	47,300	$1,110
Roche Holding AG ADR	12,800	1,063
Sanofi-Aventis ADR	16,100	784
Schering-Plough Corp.	56,600	1,077
Wyeth	22,400	995
		10,954
Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	39,800	754
KLA-Tencor Corp.	6,500	270
		1,024
Software (0.6%)
McAfee, Inc.	(a)6,700	163
Microsoft Corp.	12,000	280
		443
Thrifts & Mortgage Finance (4.0%)
Fannie Mae	6,200	298
Freddie Mac	41,800	2,383
		2,681
Tobacco (1.9%)
Altria Group, Inc.	17,000	1,248
Wireless Telecommunication Services (2.3%)
Sprint Nextel Corp.	77,800	1,555
Total Common Stocks (Cost $59,042)		64,352
	Face
	Amount
	(000)
Short-Term Investment (3.5%)
Repurchase Agreement (3.5%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $2,319 (Cost $2,318)	$ (b)2,318	2,318
Total Investments (99.7%) (Cost $61,360)		66,670
Other Assets in Excess of Liabilities (0.3%)		179
Net Assets (100%)		$66,849

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Value Portfolio

Statement of Assets and Liabilities

June 30, 2006
(000)
Assets:
Investments, at Value (Cost $61,360)	$66,670
Cash	@—
Receivable for Investments Sold	316
Dividends Receivable	101
Receivable for Portfolio Shares Sold	20
Interest Receivable	@—
Other Assets	1
Total Assets	67,108
Liabilities:
Payable for Investments Purchased	80
Investment Advisory Fees Payable	77
Payable for Portfolio Shares Redeemed	52
Administration Fees Payable	14
Custodian Fees Payable	4
Directors’ Fees and Expenses Payable	1
Other Liabilities	31
Total Liabilities	259
NET ASSETS	$66,849
Net Assets Consist of:
Paid-in Capital	$50,401
Undistributed (Distributions in Excess of) Net Investment Income	1,859
Accumulated Net Realized Gain (Loss)	9,279
Unrealized Appreciation (Depreciation) on Investments	5,310
Net Assets	$66,849
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,435,285 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.07

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Value Portfolio

Statement of Operations

Six Months Ended
June 30, 2006
(unaudited)
(000)
Investment Income:
Dividends	$927
Interest	55
Total Investment Income	982
Expenses:
Investment Advisory Fees (Note B)	195
Administration Fees (Note C)	89
Shareholder Reporting Fees	22
Professional Fees	11
Custodian Fees (Note D)	7
Directors’ Fees and Expenses	1
Other	4
Total Expenses	329
Investment Advisory Fees Waived (Note B)	(27)
Expense Offset (Note D)	@—
Net Expenses	302
Net Investment Income (Loss)	680
Net Realized Gain (Loss) on:
Investments Sold	2,499
Change in Unrealized Appreciation (Depreciation) on:
Investments	(250)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	2,249
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,929

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2006	Year Ended
	(unaudited)	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$680	$1,183
Net Realized Gain (Loss)	2,499	6,997
Change in Unrealized Appreciation (Depreciation)	(250)	(4,787)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,929	3,393
Distributions from and/or in Excess of:
Net Investment Income	—	(899)
Net Realized Gain	—	(3,728)
Total Distributions	—	(4,627)
Capital Share Transactions:(1)
Subscriptions	2,210	18,571
Distributions Reinvested	—	4,627
Redemptions	(13,395)	(14,670)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(11,185)	8,528
Total Increase (Decrease) in Net Assets	(8,256)	7,294
Net Assets:
Beginning of Period	75,105	67,811
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,859 and $1,179, respectively)	$66,849	$75,105
(1) Capital Share Transactions:
Shares Subscribed	148	1,313
Shares Issued on Distributions Reinvested	—	335
Shares Redeemed	(896)	(1,021)
Net Increase (Decrease) in Capital Shares Outstanding	(748)	627

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

Value Portfolio

	Six Months Ended
	June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.49		$14.88	$13.18	$9.83	$12.77	$13.15
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.14	#	0.25 #	0.21 #	0.15 #	0.11 #	0.13
Net Realized and Unrealized Gain (Loss)	0.44		0.38	2.06	3.20	(2.94)	0.18
Total from Investment Operations	0.58		0.63	2.27	3.35	(2.83)	0.31
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)	(0.14)	—	(0.11)	(0.13)
Net Realized Gain	—		(0.82)	(0.43)	—	—	(0.56)
Total Distributions	—		(1.02)	(0.57)	—	(0.11)	(0.69)
Net Asset Value, End of Period	$15.07		$14.49	$14.88	$13.18	$9.83	$12.77
Total Return ±	4.00	%††	4.56%	17.83%	34.08%	(22.15)%	2.27%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$66,849		$75,105	$67,811	$52,670	$39,209	$46,935
Ratio of Expenses to Average Net Assets(1)	0.85	%**	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.92	%**	1.72%	1.52%	1.37%	0.97%	0.92%
Portfolio Turnover Rate	8	%††	32%	40%	135%	39%	55%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.93	%**	0.92%	0.95%	0.99%	0.96%	0.93%
Net Investment Income (Loss) to Average Net Assets	1.85	%**	1.65%	1.42%	1.23%	0.86%	0.84%

#                 Per share amount is based on average shares outstanding.

**          Annualized

††            Not Annualized

±                 Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.         Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.         Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.         Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.55%	0.50%	0.45%

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2006, this waiver amounted to $27,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions		2004 Distributions
Paid From:		Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,332	$1,295	$1,008	$1,442

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of ) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary Income (000)	Long-Term Capital Gain (000)
$2,146	$6,007

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
Cost (000)	Appreciation (000)	Depreciation (000)	Appreciation (Depreciation) (000)
$61,360	$7,076	$(1,766)	$5,310

G. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $5,547,000 and $15,500,000, respectively. There were no purchases and sales of long-term U.S.-Government securities for the six months ended June 30, 2006.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89.6%.

10

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers

Michael Bozic	Michael Nugent
Charles A. Fiumefreddo	Chairman of the Board and Director
Edwin J. Garn
Wayne E. Hedien	Ronald E. Robison
James F. Higgins	President and Principal Executive Officer
Dr. Manuel H. Johnson
Joseph J. Kearns	J. David Germany
Fergus Reid	Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Investment Adviser and Administrator	Vice President
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas	James W. Garrett
New York, New York 10020	Treasurer and Chief Financial Officer

Distributor	Michael J. Leary
Morgan Stanley Distribution, Inc.	Assistant Treasurer
One Tower Bridge
100 Front Street, Suite 1100	Mary E. Mullin
West Conshohocken, PA 19428-2899	Secretary

Custodian	Legal Counsel
JPMorgan Chase Bank, N.A.	Clifford Chance US LLP
270 Park Avenue	31 West 52nd Street
New York, New York 10017	New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888- 378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00606P-Y06/06

11

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Equity and Income Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Expense Example

Equity and Income Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006

Class II
Actual	$1,000.00	$1,021.90	$3.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	3.96

* Expenses are equal to Class II shares’ annualized net expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended November 30, 2005 and for the period April 30, 2003 to November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding 12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (27.8%)
Agency Fixed Rate Mortgages (0.9%)
Federal Home Loan Mortgage Corporation, Gold Pools:
6.50%, 2/1/26	$15	$16
7.50%, 2/1/31 - 4/1/32	70	72
8.00%, 6/1/31	12	12
Federal National Mortgage Association, Conventional Pools
6.50%, 7/1/32	203	205
7.00%, 8/1/32 - 6/1/36	3,396	3,477
7.50%, 10/1/30 - 1/1/31	47	48
8.00%, 2/1/30 - 5/1/31	54	57
8.50%, 12/1/30 - 5/1/32	47	50
9.50%, 4/1/30	41	45
Federal National Mortgage Association, August TBA
7.00%, 8/25/36	(a)350	358
Government National Mortgage Association, Various Pools:
10.50%, 1/15/18	13	14
		4,354
Asset Backed Corporate (1.7%)
Banc of America Securities Auto Trust
3.99%, 8/18/09	325	320
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	100	99
4.05%, 7/15/09	300	296
5.03%, 10/15/09	750	743
Caterpillar Financial Asset Trust
3.90%, 2/25/09	225	222
5.57%, 5/25/10	550	550
CIT Equipment Collateral
3.50%, 9/20/08	67	66
CNH Equipment Trust
4.02%, 4/15/09	150	148
4.27%, 1/15/10	475	467
Daimler Chrysler Auto Trust
4.04%, 9/8/09	225	222
Ford Credit Auto Owner Trust
4.17%, 1/15/09	175	173
5.05%, 3/15/10	275	273
GE Equipment Small Ticket LLC
4.88%, 10/22/09	(b)425	421
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12	325	317
4.07%, 2/15/12	200	194
4.41%, 6/15/12	300	294
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(b)250	246
Honda Auto Receivables Owner Trust
3.87%, 4/20/09	250	246
3.93%, 1/15/09	150	148
4.85%, 10/19/09	350	347
Hyundai Auto Receivables Trust
3.98%, 11/16/09	200	196
Merrill Auto Trust Securitization
4.10%, 8/25/09	325	320
National City Auto Receivables Trust
2.88%, 5/15/11	225	218
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	300	296
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	25	24
USAA Auto Owner Trust
3.16%, 2/17/09	196	194
3.58%, 2/15/11	250	244
3.90%, 7/15/09	200	198
Volkswagen Auto Lease Trust
3.82%, 5/20/08	175	173
Wachovia Auto Owner Trust
2.91%, 4/20/09	90	89
4.06%, 9/21/09	150	148
4.79%, 4/20/10	350	346
World Omni Auto Receivables Trust
3.29%, 11/12/08	70	69
		8,307
Finance (2.4%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(b)325	332
American Express Co. (Convertible)
1.85%, 12/1/33	(b)(c)615	633
1.85%, 12/1/33	(c)400	411
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10	285	276
AXA Financial, Inc.
6.50%, 4/1/08	95	96
Bank One Corp.
6.00%, 2/17/09	25	25
CIT Group, Inc.
3.65%, 11/23/07	40	39
4.75%, 8/15/08	100	98
5.00%, 11/24/08	55	54
7.375%, 4/2/07	35	35
Conseco, Inc. (Convertible)
3.50%, 9/30/35	(c)706	754
Countrywide Home Loans, Inc.
3.25%, 5/21/08	270	258
4.00%, 3/22/11	10	9
EOP Operating LP
4.75%, 3/15/14	25	23
7.50%, 4/19/29	30	32
7.875%, 7/15/31	60	66
Farmers Exchange Capital
7.05%, 7/15/28	(b)400	384
General Electric Capital Corp.
4.25%, 12/1/10	30	28
4.75%, 9/15/14	75	70
5.875%, 2/15/12	230	232

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
6.75%, 3/15/32	$90	$96
Goldman Sachs Group, Inc.
5.25%, 10/15/13	120	115
Goldman Sachs Group, Inc. (Convertible)
2.00%, 6/29/13	(b)1,980	1,970
Household Finance Corp.
6.40%, 6/17/08	15	15
4.125%, 11/16/09	35	33
HSBC Finance Corp.
4.125%, 12/15/08	75	73
5.875%, 2/1/09	100	101
6.375%, 10/15/11	250	256
6.75%, 5/15/11	65	68
8.00%, 7/15/10	85	92
International Lease Finance Corp.
3.75%, 8/1/07	50	49
JPMorgan Chase & Co.
6.00%, 2/15/09	165	166
M&I Marshall & IIsley Bank
3.80%, 2/8/08	185	180
Mantis Reef Ltd.
4.692%, 11/14/08	(b)200	194
Marsh & McClennan Cos., Inc.
5.375%, 7/15/14	360	336
Nationwide Building Society
4.25%, 2/1/10	(b)295	281
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	145	143
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07	115	114
Popular North America, Inc.
5.65%, 4/15/09	130	129
Residential Capital Corp.
6.375%, 6/30/10	430	425
SLM Corp.
4.00%, 1/15/10	300	284
5.00%, 10/1/13	85	80
Sovereign Bank
4.00%, 2/1/08	100	97
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	230	227
USB Capital IX
6.189%, 12/31/49	(d)345	338
Wachovia Capital Trust III
5.80%, 12/31/49	(d)1,045	1,015
Washington Mutual, Inc.
8.25%, 4/1/10	305	327
World Financial Properties
6.91%, 9/1/13	(b)338	349
Xlliac Global Funding
4.80%, 8/10/10	(b)290	279
		11,687
Industrials (9.5%)
3M Co. (Convertible)
2.40%, 11/21/32	1,600	1,452
Allied Waste North America (Convertible)
4.25%, 4/15/34	500	462
Amazon.Com., Inc. (Convertible)
4.75%, 2/1/09	2,350	2,265
America West Airlines, Inc.
7.10%, 4/2/21	80	83
Amgen, Inc. (Convertible)
0.375%, 2/1/13	(b)2,000	1,867
AMR Corp. (Convertible)
4.25%, 9/23/23	1,497	2,405
AT&T, Inc.
6.15%, 9/15/34	125	115
Brascan Corp.
7.125%, 6/15/12	130	137
8.125%, 12/15/08	65	68
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	45	42
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09	155	157
Caterpillar Financial Services Corp.
3.625%, 11/15/07	165	161
Charles River Laboratories International, Inc. (Convertible)
2.25%, 6/15/13	(b)790	761
Comcast Corp.
6.75%, 1/30/11	245	253
ConAgra Foods, Inc.
7.00%, 10/1/28	70	71
8.25%, 9/15/30	110	127
Consumers Energy Co.
4.00%, 5/15/10	20	19
4.80%, 2/17/09	55	54
Cooper Industries, Inc.
5.25%, 7/1/07- 11/15/12	215	210
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31	95	108
Deutsche Telekom International Finance BV
8.25%, 6/15/30	125	145
Eastman Kodak Co. (Convertible)
3.375%, 10/15/33	1,200	1,168
EchoStar Communications Corp. (Convertible)
5.75%, 5/15/08	1,500	1,477
Edwards Lifesciences Corp. (Convertible)
3.875%, 5/15/33	1,200	1,218
Enzon Pharmaceuticals, Inc. (Convertible)
4.50%, 7/1/08	1,000	964
FBG Finance, Ltd.
5.125%, 6/15/15	(b)235	216
FedEx Corp.
2.65%, 4/1/07	25	24
7.25%, 2/15/11	10	11

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
France Telecom S.A.
8.50%, 3/1/31	$225	$272
Fred Meyer, Inc.
7.45%, 3/1/08	160	164
General Mills, Inc.
3.875%, 11/30/07	105	102
General Mills, Inc. (Convertible)
Zero Coupon, 10/28/22	2,400	1,722
Halliburton Co. (Convertible)
3.125%, 7/15/23	730	1,467
Harrah’s Operating Co., Inc.
5.625%, 6/1/15	340	315
6.50%, 6/1/16	105	102
Hyatt Equities LLC
6.875%, 6/15/07	(b)110	111
ICI Wilmington, Inc.
4.375%, 12/1/08	40	39
ImClone Systems, Inc. (Convertible)
1.375%, 5/15/24	1,400	1,256
Intel Corp. (Convertible)
2.95%, 12/15/35	(b)1,076	911
International Game Technology (Convertible)
Zero Coupon, 1/29/33	1,060	856
L-3 Communications Corp. (Convertible)
2.875%, 7/15/10	1,100	1,001
3.00%, 8/1/35	1,212	1,188
3.50%, 6/15/12	396	403
LG Electronics, Inc.
5.00%, 6/17/10	(b)130	123
Ltd. Brands
6.95%, 3/1/33	110	105
Manor Care, Inc. (Convertible)
2.125%, 8/1/35	(c)62	70
2.125%, 8/1/35	(b)(c)942	1,060
Medimmune, Inc. (Convertible)
1.00%, 7/15/23	1,600	1,604
Medtronic, Inc. (Convertible)
1.25%, 9/15/21	1,600	1,594
Mohawk Industries, Inc.
7.20%, 4/15/12	110	113
News America, Inc.
6.40%, 12/15/35	190	176
7.125%, 4/8/28	30	30
Norfolk Southern Corp.
7.35%, 5/15/07	75	76
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08	1,278	1,211
Northrop Grumman Corp.
4.079%, 11/16/06	70	70
Omnicare, Inc. (Convertible)
3.25%, 12/15/35	1,690	1,540
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	20	20
Qwest Communications International, Inc. (Convertible)
3.50%, 11/15/25	1,618	2,459
Raytheon Co.
6.15%, 11/1/08	75	76
Red Hat, Inc. (Convertible)
0.50%, 1/15/24	246	268
Sealed Air Corp.
5.625%, 7/15/13	(b)250	239
Sealed Air Corp. (Convertible)
3.00%, 6/30/33	(b)800	772
Southwest Airlines Co.
5.496%, 11/1/06	40	40
Sprint Capital Corp.
8.75%, 3/15/32	40	48
St. Jude Medical, Inc. (Convertible)
2.80%, 12/15/35	1,005	995
Supervalu, Inc. (Convertible)
Zero Coupon, 11/2/31	3,200	1,072
Symantec Corp. (Convertible)
0.75%, 6/15/11	(b)1,313	1,287
1.00%, 6/15/13	(b)107	104
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(b)62	64
Telecom Italia Capital S.A.
4.00%, 11/15/08 - 1/15/10	305	286
Telefonica Europe BV
8.25%, 9/15/30	125	142
Teradyne, Inc. (Convertible)
3.75%, 10/15/06	136	136
Teva Pharmaceutical Finance, Ltd. (Convertible)
1.75%, 2/1/26	1,798	1,647
Textron Financial Corp.
4.125%, 3/3/08	95	93
5.125%, 2/3/11	245	239
Union Pacific Corp.
6.625%, 2/1/08	75	76
6.79%, 11/9/07	20	20
United Technologies Corp.
4.375%, 5/1/10	95	91
Valeant Pharmaceuticals International (Convertible)
4.00%, 11/15/13	(b)312	271
Verizon New England, Inc.
6.50%, 9/15/11	20	20
Viacom, Inc.
6.875%, 4/30/36	(b)215	208
Watson Pharmaceuticals, Inc. (Convertible)
1.75%, 3/15/23	1,650	1,456
WellPoint, Inc.
3.75%, 12/14/07	80	78
4.25%, 12/15/09	80	76
WPP Finance UK Corp.
5.875%, 6/15/14	125	121

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Yum! Brands, Inc.
8.875%, 4/15/11	$90	$100
		46,225
Media (0.2%)
Tribune Co. (Convertible)
2.00%, 5/15/29	13	848
U.S. Government Agency Securities (0.5%)
Federal Home Loan Mortgage Corporation
2.375%, 2/15/07	1,275	1,251
Federal National Mortgage Association
6.625%, 10/15/07	1,150	1,166
		2,417
U.S. Treasury Securities (11.6%)
U.S. Treasury Bonds
4.50%, 2/28/11	6,625	6,462
5.50%, 8/15/28	5	5
6.125%, 8/15/29	2,025	2,252
6.375%, 8/15/27	2,585	2,935
7.625%, 2/15/25	1,960	2,490
8.125%, 8/15/19	532	674
U.S. Treasury Notes
2.75%, 8/15/07	9,250	9,002
3.00%, 11/15/07	4,325	4,200
4.00%, 9/30/07 - 2/15/14	5,875	5,704
4.25%, 8/15/13 - 11/15/13	16,425	15,570
4.75%, 11/15/08	1,400	1,388
5.75%, 8/15/10	3,950	4,048
8.125%, 8/15/21	1,650	2,128
		56,858
Utilities (1.0%)
Ameren Corp.
4.263%, 5/15/07	210	207
Arizona Public Service Co.
5.80%, 6/30/14	235	228
6.75%, 11/15/06	45	45
Carolina Power & Light Co.
5.125%, 9/15/13	200	191
CC Funding Trust I
6.90%, 2/16/07	210	211
CenterPoint Energy, Inc. (Convertible)
2.00%, 9/15/29	(d)43	1,440
Cincinnati Gas & Electric
5.70%, 9/15/12	125	123
Consolidated Natural Gas Co.
5.00%, 12/1/14	75	69
6.25%, 11/1/11	225	227
Detroit Edison Co.
6.125%, 10/1/10	90	91
Entergy Gulf States, Inc.
3.60%, 6/1/08	200	191
Kinder Morgan, Inc.
5.125%, 11/15/14	80	73
Ohio Power Corp.
6.00%, 6/1/16	210	207
Pacific Gas & Electric Co.
6.05%, 3/1/34	85	81
PG&E Corp. (Convertible)
9.50%, 6/30/10	140	400
Plains All American Pipeline LP
6.70%, 5/15/36	(b)210	205
Public Service Electricity & Gas Co.
5.00%, 1/1/13	20	19
Reliant Energy, Inc. (Convertible)
5.00%, 8/15/10	(b)529	731
Sempra Energy
4.621%, 5/17/07	145	144
Texas Eastern Transmission LP
7.00%, 7/15/32	95	102
Wisconsin Electric Power
3.50%, 12/1/07	140	136
		5,121
Total Fixed Income Securities (Cost $135,158)		135,817

	Shares
Common Stocks (63.1%)
Aerospace & Defense (1.4%)
Northrop Grumman Corp.	50,780	3,253
Raytheon Co.	77,420	3,451
		6,704
Automobiles (0.6%)
Honda Motor Co., Ltd. ADR	94,450	3,005
Beverages (1.6%)
Coca-Cola Co. (The)	116,980	5,033
Diageo plc ADR	41,220	2,784
		7,817
Biotechnology (0.3%)
Applera Corp. - Applied Biosystems Group	49,000	1,585
Capital Markets (3.6%)
Charles Schwab Corp. (The)	309,450	4,945
Goldman Sachs Group, Inc.	13,730	2,065
Merrill Lynch & Co., Inc.	102,140	7,105
State Street Corp.	60,250	3,500
		17,615
Chemicals (2.7%)
Bayer AG ADR	202,330	9,289
E.I. du Pont de Nemours & Co.	95,820	3,986
		13,275
Commercial Banks (2.3%)
Bank of America Corp.	119,050	5,726
Fifth Third Bancorp	67,270	2,486
PNC Financial Services Group, Inc.	43,750	3,070
		11,282
Communications Equipment (0.3%)
Motorola, Inc.	81,820	1,649

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

		Value
	Shares	(000)
Computers & Peripherals (0.2%)
Hewlett-Packard Co.	30,600	$969
Diversified Consumer Services (0.0%)
H & R Block, Inc.	6,500	155
Diversified Financial Services (3.9%)
Citigroup, Inc.	188,700	9,103
JPMorgan Chase & Co.	234,446	9,847
		18,950
Diversified Telecommunication Services (3.6%)
Embarq Corp.	(e)41,758	1,712
France Telecom S.A. ADR	143,350	3,134
Sprint Nextel Corp.	324,379	6,484
Verizon Communications, Inc.	190,950	6,395
		17,725
Electric Utilities (2.2%)
American Electric Power Co., Inc.	83,690	2,866
Entergy Corp.	62,280	4,406
FirstEnergy Corp.	65,480	3,550
		10,822
Energy Equipment & Services (0.9%)
Schlumberger Ltd.	67,580	4,400
Food & Staples Retailing (1.0%)
Wal-Mart Stores, Inc.	102,480	4,936
Food Products (2.1%)
Cadbury Schweppes plc ADR	86,280	3,349
Conagra Foods Inc	37,670	833
Unilever N.V. (NY Shares)	263,190	5,935
		10,117
Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.	30,824	1,133
Health Care Providers & Services (0.8%)
Cigna Corp.	21,100	2,079
McKesson Corp.	37,570	1,776
		3,855
Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.	46,530	1,563
Household Products (0.7%)
Procter & Gamble Co.	59,950	3,333
Industrial Conglomerates (2.7%)
General Electric Co.	239,220	7,885
Siemens AG ADR	60,520	5,254
		13,139
Insurance (5.2%)
ACE Ltd.	9,400	476
Aegon N.V. (NY Shares)	82,150	1,402
Chubb Corp.	103,242	5,152
Hartford Financial Services Group, Inc.	37,250	3,151
Marsh & McLennan Cos., Inc.	222,090	5,972
St. Paul Travelers Cos., Inc. (The)	135,317	6,033
UnumProvident Corp.	19,785	359
XL Capital Ltd., Class A	41,850	2,565
		25,110
Machinery (0.5%)
Ingersoll-Rand Co., Ltd., Class A	56,120	2,401
Media (5.2%)
Clear Channel Communications, Inc.	211,040	6,532
Comcast Corp., Class A*	(e)57,550	1,884
Time Warner, Inc.	435,310	7,531
Viacom, Inc., Class B	(e)104,745	3,754
Walt Disney Co.	189,350	5,680
		25,381
Metals & Mining (0.9%)
Newmont Mining Corp.	83,390	4,414
Multi-Utilities & Unregulated Power (0.1%)
Williams Cos., Inc.	29,200	682
Multiline Retail (0.4%)
Kohl’s Corp.	(e)28,570	1,689
Oil, Gas & Consumable Fuels (4.1%)
BP plc ADR	70,880	4,934
ConocoPhillips	97,830	6,411
Exxon Mobil Corp.	33,890	2,079
Marathon Oil Company	12,370	1,030
Royal Dutch Shell plc ADR	81,500	5,459
		19,913
Pharmaceuticals (10.1%)
Abbott Laboratories	151,050	6,587
Bristol-Myers Squibb Co.	293,010	7,577
Eli Lilly & Co.	120,000	6,632
GlaxoSmithKline plc ADR	61,590	3,437
Pfizer, Inc.	185,660	4,358
Roche Holding AG ADR	82,520	6,853
Sanofi-Aventis ADR	57,590	2,805
Schering-Plough Corp.	333,230	6,341
Wyeth	101,340	4,501
		49,091
Semiconductors & Semiconductor Equipment (1.2%)
Intel Corp.	166,940	3,164
Micron Technology, Inc.	(e)178,035	2,681
		5,845
Software (1.1%)
Symantec Corp.	(e)344,680	5,356
Specialty Retail (0.3%)
Office Depot, Inc.	(e)36,160	1,374
Thrifts & Mortgage Finance (1.9%)
Federal Home Loan Mortgage Corporation	108,260	6,172
MGIC Investment Corp.	30,840	2,005
PMI Group, Inc. (The)	27,710	1,235
		9,412
Tobacco (0.7%)
Altria Group, Inc.	45,590	3,348
Total Common Stocks (Cost $290,250)		308,045
Preferred Stocks (3.2%)
Airlines (0.0%)
Continental Airlines Finance Trust II, 6.00% (Convertible)	6,000	212

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

		Value
	Shares	(000)
Banks (0.3%)
Sovereign Capital Trust, 4.375% (Convertible)	35,100	$1,597
Capital Markets (0.2%)
Lazard Ltd., 6.625% (Convertible)	21,600	778
Consumer Durables & Apparel (0.2%)
Newell Financial Trust I, 5.25% (Convertible)	20,100	892
Diversified Telecommunication Services (0.4%)
Lucent Technologies Capital Trust I, 7.75% (Convertible)	2,200	2,219
Gas Utilities (0.8%)
El Paso Corp., 4.99% (Convertible)	800	1,035
El Paso Energy Capital Trust I, 4.75% (Convertible)	25,000	906
Hess Corp., 7.00% (Convertible)	15,000	1,991
		3,932
Health Care Providers & Services (0.2%)
Healthsouth Corp., 6.50% (Convertible)	(b)785	689
Omnicare Inc., 4.00% (Convertible)	4,400	277
		966
Insurance (0.3%)
Conseco, Inc., 5.50% (Convertible)	13,500	375
Travelers Property Casualty Corp., 4.50% (Convertible)	13,500	331
XL Capital Ltd., 7.00% (Convertible)	23,200	552
		1,258
Media (0.1%)
Interpublic Group of Cos., Inc., 5.25% (Convertible)	(b)500	424
Interpublic Group of Cos., Inc., Series A, 5.375% (Convertible)	300	10
		434
Pharmaceuticals (0.3%)
Schering Plough Corp., 6.00% (Convertible)	31,000	1,560
Thrifts & Mortgage Finance (0.4%)
Federal National Mortgage Association, 5.375% (Convertible)	20	1,859
Total Preferred Stocks (Cost $12,864)		15,707

	Face
	Amount
	(000)
Short-Term Investment (7.0%)
Repurchase Agreement (7.0%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $34,368 (Cost $34,353)	$ (f)34,353	34,353
Total Investments (101.1%) (Cost $472,625)		493,922
Liabilities in Excess of Other Assets (-1.1%)		(5,539)
Net Assets (100%)		$488,383

(a)                                  Security is subject to delayed delivery.

(b)                                 144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.

(d)                                 Variable/ Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.

(e)                                  Non-income producing security.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depository Receipt

TBA                      To Be Announced

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short - Debt Instruments
Federal National Mortgage Association, July TBA 7.00%, 7/25/36 (Total Proceeds $2,509)	$2,450	$2,507

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*                 Investment and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Equity and Income Portfolio

Statement of Assets and Liabilities

June 30, 2006
(000)
Assets:
Investments, at Value (Cost $472,625)	$493,922
Cash	17
Receivable for Delayed Delivery Commitments	2,509
Interest Receivable	1,329
Receivable for Portfolio Shares Sold	568
Dividends Receivable	364
Receivable for Investments Sold	280
Foreign Currency (Cost $@—)	@—
Other Assets	3
Total Assets	498,992
Liabilities:
Payable for Delayed Delivery Commitments	4,932
Payable for Securities Sold Short, at Value (Proceeds $2,509)	2,507
Payable for Investments Purchased	2,209
Investment Advisory Fees Payable	504
Payable for Portfolio Shares Redeemed	255
Administration Fees Payable	99
Distribution Fees — Class II Shares	20
Custodian Fees Payable	9
Other Liabilities	74
Total Liabilities	10,609
NET ASSETS	$488,383
Net Assets Consist of:
Paid-in Capital	$439,658
Undistributed (Distributions in Excess of) Net Investment Income	10,787
Accumulated Net Realized Gain (Loss)	16,639
Unrealized Appreciation (Depreciation) on:
Investments	21,297
Securities Sold Short	2
Net Assets	$488,383
Net Asset Value, Offering and Redemption Price Per Share Applicable to 34,899,785 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.99

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Equity and Income Portfolio

Statement of Operations

Six Months Ended
June 30, 2006
(000)
Investment Income:
Dividends (Net of $6 Foreign Taxes Withheld)	$3,744
Interest	3,103
Total Investment Income	6,847
Expenses:
Investment Advisory Fees (Note B)	970
Distribution Fees — Class II Shares (Note D)	784
Administration Fees (Note C)	560
Shareholder Reporting Fees	75
Professional Fees	21
Custodian Fees (Note E)	19
Directors’ Fees and Expenses	3
Other	11
Total Expenses	2,443
Distribution Fees — Class II Shares Waived (Note D)	(671)
Expense Offset (Note E)	(1)
Net Expenses	1,771
Net Investment Income (Loss)	5,076
Realized Gain (Loss) on:
Investments Sold	6,347
Foreign Currency Transactions	5
Net Realized Gain (Loss)	6,352
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,429)
Securities Sold Short	2
Net Change in Unrealized Appreciation (Depreciation)	(2,427)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	3,925
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,001

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Equity and Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2006	Year Ended
	(unaudited)	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$5,076	$5,442
Net Realized Gain (Loss)	6,352	10,820
Net Change in Unrealized Appreciation (Depreciation)	(2,427)	8,107
Net Increase (Decrease) in Net Assets Resulting from Operations	9,001	24,369
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(1,999)
Net Realized Gain	—	(3,194)
Total Distributions	—	(5,193)
Capital Share Transactions:(1)
Class II:
Subscriptions	87,023	183,725
Distributions Reinvested	—	5,193
Redemptions	(14,366)	(9,035)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	72,657	179,883
Total Increase (Decrease) in Net Assets	81,658	199,059
Net Assets:
Beginning of Period	406,725	207,666
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $10,787 and $5,711, respectively)	$488,383	$406,725

(1) Capital Share Transactions:
Class II:
Shares Subscribed	6,220	13,977
Shares Issued on Distributions Reinvested	—	400
Shares Redeemed	(1,026)	(684)
Net Increase (Decrease) in Class II Shares Outstanding	5,194	13,693

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

Equity and Income Portfolio

	Class II
					Period from
	Six Months Ended				April 30, 2003*
	June 30, 2006		Year Ended December 31,		to December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003
Net Asset Value, Beginning of Period	$13.69		$12.97	$11.64	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.16		0.24	0.20	0.12
Net Realized and Unrealized Gain (Loss)	0.14		0.71	1.14	1.60
Total from Investment Operations	0.30		0.95	1.34	1.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)	—	(0.05)
Net Realized Gain	—		(0.14)	(0.01)	(0.03)
Total Distributions	—		(0.23)	(0.01)	(0.08)
Net Asset Value, End of Period	$13.99		$13.69	$12.97	$11.64
Total Return ±	2.19	%††	7.38%	11.52%	17.23	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$488,383		$406,725	$207,666	$54,020
Ratio of Expenses to Average Net Assets(1)	0.79	%**	0.83%	1.00%	1.00	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.27	%**	1.79%	1.64%	1.58	%**
Portfolio Turnover Rate^	26	%††	46%	58%	30	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.09	%**	1.13%	1.31%	1.87	%**
Net Investment Income (Loss) to Average Net Assets	1.97	%**	1.49%	1.33%	0.71	%**

*                                         Commencement of operations

**                                  Annualized

#                                         Per share amount is based on average shares outstanding.

††                                    Not annualized

±                                         Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

^                                          The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Equity and Income Portfolio. The Portfolio seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.    Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.    Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.    Forward Commitments and When-Issued/ Delayed Delivery Securities: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally,

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains or losses may have on the Portfolio.

4.    Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $ 150	From $150 million to	From $250 million to	More than
million	$250 million	$350 million	$350 million
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary   expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.00%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2006, this waiver amounted to $671,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$4,089	$1,104	$96	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to paydown adjustments and hybrid securities, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$270	$(270)	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$9,120	$7,451

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$472,625	$32,409	$(11,112)	$21,297

H. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $177,633,000 and $108,284,000, respectively. For the six months ended June 30, 2006, purchases and sales of long-term U.S. Government securities were approximately $61,691,000 and $50,946,000, respectively.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 82.7% for Class II shares.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers

Michael Bozic	Michael Nugent
Chairman of the Board and Director
Charles A. Fiumefreddo	Ronald E. Robison
President and Principal Executive Officer
Edwin J. Garn
J. David Germany
Wayne E. Hedien	Vice President

James F. Higgins	Dennis F. Shea
Vice President
Dr. Manuel H. Johnson
Barry Fink
Joseph J. Kearns	Vice President

Fergus Reid	Amy R. Doberman
Vice President
Carsten Otto
Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
1221 Avenue of the Americas
New York, New York 10020	James W. Garrett
Treasurer and Chief Financial Officer

Distributor	Michael J. Leary
Morgan Stanley Distribution, Inc.	Assistant Treasurer
One Tower Bridge
100 Front Street, Suite 1100	Mary E. Mullin
West Conshohocken, PA 19428-2899	Secretary

Custodian	Legal Counsel
JPMorgan Chase Bank, N.A.	Clifford Chance US LLP
270 Park Avenue	31 West 52nd Street
New York, New York 10017	New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888- 378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00609P-Y06/06

17

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006

Global Franchise Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Expense Example

Global Franchise Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006

Class II
Actual	$1,000.00	$1,079.80	$6.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.89	5.96

* Expenses are equal to Class II shares’ annualized net expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-year period ended November 30, 2005 and for the period April 30, 2003 to November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board considered that adherence to the Portfolio’s investment strategy may result in periods of underperformance, but that, over time, adherence to the Portfolio’s investment strategy is appropriate. The Board concluded that the performance for the Portfolio was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding
12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

		Value
	Shares	(000)
Common Stocks (95.9%)
Canada (1.3%)
Torstar Corp., Class B	130,888	$2,346
Finland (3.7%)
Kone OYJ, Class B	165,524	6,881
France (8.6%)
Groupe Danone	53,844	6,842
Pernod-Ricard S.A.	22,509	4,463
Sanofi-Aventis	45,795	4,469
		15,774
Netherlands (7.9%)
Koninklijke Numico N.V.	83,567	3,751
Reed Elsevier N.V.	278,256	4,185
Wolters Kluwer N.V. CVA	279,454	6,602
		14,538
Spain (3.0%)
Altadis S.A.	115,117	5,442
Sweden (3.7%)
Swedish Match AB	426,098	6,868
Switzerland (5.9%)
Nestle S.A. (Registered)	19,099	5,999
Novartis AG (Registered)	87,576	4,742
		10,741
United Kingdom (34.0%)
British American Tobacco plc	535,459	13,486
Cadbury Schweppes plc	1,150,398	11,094
Diageo plc	314,708	5,293
GCAP Media plc	291,609	1,243
GlaxoSmithKline plc	176,589	4,934
Imperial Tobacco Group plc	191,996	5,926
Reckitt Benckiser plc	254,268	9,498
SMG plc	276,167	417
Unilever plc	229,323	5,157
WPP Group plc	440,922	5,336
		62,384
United States (27.8%)
Altria Group, Inc.	99,083	7,276
Bristol-Myers Squibb Co.	180,493	4,668
Brown-Forman Corp., Class B	57,064	4,077
Harley-Davidson, Inc.	78,868	4,329
Kellogg Co.	110,264	5,340
Kimberly-Clark Corp.	78,190	4,824
Merck & Co., Inc.	120,939	4,406
New York Times Co. (The), Class A	163,258	4,006
Pfizer, Inc.	330,201	7,750
Scotts Miracle-Gro, Co. (The), Class A	104,428	4,419
		51,095
Total Common Stocks (Cost $152,022)		176,069

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (3.9%)
Repurchase Agreement (3.9%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $7,100 (Cost $7,097)	$ (a)7,097	$7,097
Total Investments (99.8%) (Cost $159,119)		183,166
Other Assets in Excess of Liabilities (0.2%)		317
Net Assets (100%)		$183,483

(a)           Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA       Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	14,300	$26,454	7/24/06	USD	25,531	$25,531	$(923)
USD	191	191	7/3/06	EUR	152	195	4
USD	100	100	7/3/06	EUR	78	101	1
		$26,745				$25,827	$(918)

EUR — Euro

GBP — British Pound

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Global Franchise Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*  Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities

June 30, 2006
(000)
Assets:
Investments, at Value (Cost $159,119)	$183,166
Cash	1
Foreign Currency (Cost $1,662)	1,692
Dividends Receivable	278
Receivable for Investments Sold	213
Foreign Withholding Tax Reclaim Receivable	89
Receivable for Portfolio Shares Sold	10
Unrealized Appreciation on Foreign Currency Exchange Contracts	5
Interest Receivable	1
Other Assets	1
Total Assets	185,456
Liabilities:
Unrealized Depreciation on Foreign Currency Exchange Contracts	923
Payable for Investments Purchased	403
Investment Advisory Fees Payable	358
Payable for Portfolio Shares Redeemed	193
Administration Fees Payable	37
Custodian Fees Payable	13
Distribution Fees — Class II Shares	7
Other Liabilities	39
Total Liabilities	1,973
NET ASSETS	$183,483
Net Assets Consist of:
Paid-in Capital	$150,184
Undistributed (Distributions in Excess of) Net Investment Income	4,048
Accumulated Net Realized Gain (Loss)	6,096
Unrealized Appreciation (Depreciation) on:
Investments	24,047
Foreign Currency Exchange Contracts and Translations	(892)
Net Assets	$183,483
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,020,643 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.65

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Global Franchise Portfolio

Statement of Operations

Six Months Ended
June 30, 2006
(000)
Investment Income:
Dividends (Net of $215 Foreign Taxes Withheld)	$2,734
Interest	224
Total Investment Income	2,958
Expenses:
Investment Advisory Fees (Note B)	684
Distribution Fees — Class II Shares (Note D)	299
Administration Fees (Note C)	214
Custodian Fees (Note E)	28
Shareholder Reporting Fees	22
Professional Fees	14
Directors’ Fees and Expenses	1
Other	8
Total Expenses	1,270
Distribution Fees on Class II Shares Waived (Note D)	(256)
Expense Offset (Note E)	@—
Net Expenses	1,014
Net Investment Income (Loss)	1,944
Realized Gain (Loss) on:
Investments Sold	2,109
Foreign Currency Transactions	(182)
Net Realized Gain (Loss)	1,927
Change in Unrealized Appreciation (Depreciation) on:
Investments	10,245
Foreign Currency Exchange Contracts and Translations	(1,390)
Net Change in Unrealized Appreciation (Depreciation)	8,855
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	10,782
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,726

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Global Franchise Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2006	Year Ended
	(unaudited)	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,944	$1,683
Net Realized Gain (Loss)	1,927	4,377
Net Change in Unrealized Appreciation (Depreciation)	8,855	6,917
Net Increase (Decrease) in Net Assets Resulting from Operations	12,726	12,977
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	—	(317)
Capital Share Transactions:(1)
Class II:
Subscriptions	25,381	70,439
Distributions Reinvested	—	317
Redemptions	(7,097)	(2,262)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	18,284	68,494
Total Increase (Decrease) in Net Assets	31,010	81,154
Net Assets:
Beginning of Period	152,473	71,319
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $4,048 and $2,104, respectively)	$183,483	$152,473

(1)	Capital Share Transactions:
	Class II:
	Shares Subscribed	1,569	4,854
	Shares Issued on Distributions Reinvested	—	22
	Shares Redeemed	(434)	(154)
	Net Increase (Decrease) in Class II Shares Outstanding	1,135	4,722

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

Global Franchise Portfolio

	Class II
					Period from
	Six Months Ended				April 30, 2003*
	June 30, 2006		Year Ended December 31,		to December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003
Net Asset Value, Beginning of Period	$15.42		$13.81	$12.33	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.18		0.22	0.16	0.06
Net Realized and Unrealized Gain (Loss)	1.05		1.43	1.42	2.29
Total from Investment Operations	1.23		1.65	1.58	2.35
Distribution from and/or in Excess of:
Net Investment Income	—		—	(0.02)	—
Net Realized Gain	—		(0.04)	(0.08)	(0.02)
Total Distributions	—		—	(0.10)	(0.02)
Net Asset Value, End of Period	$16.65		$15.42	$13.81	$12.33
Total Return ±	7.98	%††	11.98%	12.77%	23.57	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$183,483		$152,473	$71,319	$20,370
Ratio of Expenses to Average Net Assets(1)	1.19	%**	1.20%	1.20%	1.20	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.27	%**	1.50%	1.22%	0.74	%**
Portfolio Turnover Rate	5	%††	15%	9%	3	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.49	%**	1.54%	1.65%	3.22	%**
Net Investment Income (Loss) to Average Net Assets	1.97	%**	1.16%	0.77%	(1.28	)%**

*	Commencement of operations
#	Per share amount is based on average shares outstanding.
††	Not annualized
**	Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Adviser believes have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future. The Portfolio has suspended the offering of its shares to investors through insurance companies or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance companies or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance companies or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.      Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.      Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.      Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•      investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.     Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $500
First $500	million to	More than
million	$1 billion	$1 billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.20%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

Morgan Stanley Investment Management Limited (the “Sub-Adviser” or “MSIM Limited”), a wholly-owned subsidiary of Morgan Stanley, serves as Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2006, this waiver amounted to $256,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$22	$295	$495	$47

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$208	$(208)	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$3,233	$3,671

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$159,119	$26,514	$(2,467)	$24,047

H. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $27,733,000 and $8,850,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2006.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 83.4% for Class II shares.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers

Michael Bozic	Michael Nugent
Chairman of the Board and Director
Charles A. Fiumefreddo
Ronald E. Robison
Edwin J. Garn	President and Principal Executive Officer

Wayne E. Hedien	J. David Germany
Vice President
James F. Higgins
Dennis F. Shea
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Barry Fink
Vice President
Fergus Reid
Amy R. Doberman
Investment Adviser and Administrator	Vice President
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas	Carsten Otto
New York, New York 10020	Chief Compliance Officer

Distributor	Stefanie V. Chang Yu
Morgan Stanley Distribution, Inc.	Vice President
One Tower Bridge
100 Front Street, Suite 1100	James W. Garrett
West Conshohocken, PA 19428-2899	Treasurer and Chief Financial Officer

Custodian	Michael J. Leary
JPMorgan Chase Bank, N.A.	Assistant Treasurer
270 Park Avenue
New York, New York 10017	Mary E. Mullin
Secretary

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00611P-Y06/06

14

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006

Small Company Growth Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Expense Example

Small Company Growth Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006

Class II
Actual	$1,000.00	$1,030.00	$6.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

* Expenses are equal to Class II shares’ annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended November 30, 2005 and for the period April 30, 2003 to November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding
12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

		Value
	Shares	(000)
Common Stocks (99.7%)
Advertising Agencies (1.1%)
Focus Media Holdings Ltd. ADR	(a)8,914	$581
Biotechnology Research & Production (1.0%)
Idexx Laboratories, Inc.	(a)7,353	552
Building: Cement (1.4%)
Texas Industries, Inc.	15,059	800
Communications & Media (1.4%)
CKX, Inc.	(a)36,463	495
First Avenue Networks, Inc.	(a)27,757	302
		797
Communications Technology (1.1%)
3Com Corp.	(a)115,316	590
Computer Services Software & Systems (9.3%)
Bankrate, Inc.	(a)11,482	434
Blackboard, Inc.	(a)20,045	581
Convera Corp.	(a)24,896	167
Equinix, Inc.	(a)23,606	1,295
IHS, Inc.	(a)42,117	1,248
SkillSoft plc ADR	(a)149,227	913
Websense, Inc.	(a)24,779	509
		5,147
Consumer Electronics (0.9%)
CNET Networks, Inc.	(a)63,296	505
Consumer Staples — Miscellaneous (3.0%)
ACCO Brands Corp.	(a)21,992	482
Peet’s Coffee & Tea, Inc.	(a)22,143	668
Spectrum Brands, Inc.	(a)37,470	484
		1,634
Diversified (1.2%)
Beacon Roofing Supply, Inc.	(a)29,387	647
Drugs & Pharmaceuticals (5.7%)
Adams Respiratory Therapeutics, Inc.	(a)13,246	591
Flamel Technologies ADR	(a)12,618	233
Gen-Probe, Inc.	(a)15,857	856
Medicis Pharmaceutical Corp., Class A	46,687	1,121
Noven Pharmaceuticals, Inc.	(a)18,114	324
		3,125
Education Services (4.5%)
Ambassadors Group, Inc.	35,641	1,029
Strayer Education, Inc.	15,185	1,475
		2,504
Electronics: Medical Systems (0.7%)
Hologic, Inc.	(a)8,360	413
Electronics: Semi-Conductors/Components (1.5%)
Tessera Technologies, Inc.	(a)30,503	839
Energy — Miscellaneous (2.8%)
Gasco Energy, Inc.	(a)99,686	444
Quicksilver Resources, Inc.	(a)12,566	462
Range Resources Corp.	22,798	620
		1,526
Engineering & Contracting Services (1.9%)
Grupo Aeroportuario del Pacifico S.A. de CV	33,264	1,059
Forest Products (0.8%)
Deltic Timber Corp.	8,041	453
Health Care — Miscellaneous (0.9%)
Visicu, Inc.	(a)28,914	510
Health Care Services (2.8%)
Stericycle, Inc.	(a)23,423	1,525
Homebuilding (3.9%)
Brookfield Homes Corp.	14,790	487
Desarrolladora Homex S.A. de CV ADR	(a)35,406	1,162
Meritage Homes Corp.	(a)10,643	503
		2,152
Hotel/Motel (2.0%)
Gaylord Entertainment Co.	(a)24,896	1,087
Household Furnishings (2.0%)
Select Comfort Corp.	(a)47,115	1,082
Industrial Products (0.8%)
Mueller Water Products, Inc.	(a)26,482	461
Investment Management Companies (3.7%)
Gmarket, Inc.	(a)24,352	374
Greenhill & Co., Inc.	27,008	1,641
		2,015
Leisure Time (3.2%)
Pool Corp.	27,524	1,201
WMS Industries, Inc.	(a)20,750	568
		1,769
Machinery: Industrial/Specialty (0.9%)
Middleby Corp.	(a)5,993	519
Medical & Dental Instruments & Supplies (2.3%)
Techne Corp.	(a)25,204	1,283
Oil: Crude Producers (0.7%)
Aurora Oil & Gas Corp.	(a)3,952	16
GMX Resources, Inc.	(a)12,742	394
		410
Printing & Copying Services (0.9%)
VistaPrint Ltd.	(a)18,668	499
Publishing — Miscellaneous (2.5%)
Morningstar, Inc.	(a)33,626	1,395
Real Estate Investment Trusts (REIT) (1.7%)
Jones Lang LaSalle, Inc.	10,593	927
Restaurants (3.2%)
BJ’s Restaurants, Inc.	(a)33,153	741
P.F. Chang’s China Bistro, Inc.	(a)26,410	1,004
		1,745
Retail (13.1%)
AFC Enterprises	(a)50,664	646
Blue Nile, Inc.	(a)36,225	1,165
Build-A-Bear Workshop, Inc.	(a)28,657	616
Chipotle Mexican Grill, Inc.	(a)14,835	904
Citi Trends, Inc.	(a)18,376	785
Ctrip.com International Ltd. ADR	12,138	620
J Crew Group, Inc.	(a)33,045	907

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

		Value
	Shares	(000)
Retail (cont’d)
Krispy Kreme Doughnuts, Inc.	(a)31,100	$253
Pantry, Inc. (The)	(a)9,519	548
Tractor Supply Co.	(a)14,103	779
		7,223
Service Organizations (1.1%)
Steiner Leisure Ltd.	(a)14,790	585
Services: Commercial (7.1%)
Advisory Board Co. (The)	(a)32,165	1,547
Coinstar, Inc.	(a)16,855	403
CoStar Group, Inc.	(a)24,537	1,468
Macquarie Infrastructure Co., Trust	18,290	505
		3,923
Technology — Miscellaneous (0.4%)
Housevalues, Inc.	(a)34,247	237
Telecommunications Equipment (2.7%)
SBA Communications Corp.	(a)57,866	1,513
Textile Apparel Manufacturers (0.8%)
Carter’s, Inc.	(a)16,830	445
Toys (1.1%)
Marvel Entertainment, Inc.	(a)30,621	612
Truckers (2.9%)
Landstar System, Inc.	33,500	1,582
Utilities: Telecommunications (0.7%)
IDT Corp., Class B	(a)28,858	398
Total Common Stocks (Cost $50,506)		55,069

	Face
	Amount
	(000)
Short-Term Investment (2.0%)
Repurchase Agreement (2.0%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $1,106 (Cost $1,106)	$ (b)1,106	1,106
Total Investments (101.7%) (Cost $51,612)		56,175
Liabilities in Excess of Other Assets (-1.7%)		(925)
Net Assets (100%)		$55,250

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

* Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities

June 30, 2006
(000)
Assets:
Investments, at Value (Cost $51,612)	$56,175
Cash	1
Receivable for Investments Sold	426
Receivable for Portfolio Shares Sold	49
Dividends Receivable	4
Interest Receivable	@—
Other Assets	1
Total Assets	56,656
Liabilities:
Payable for Investments Purchased	1,227
Investment Advisory Fees Payable	121
Shareholder Reporting Fees Payable	22
Administration Fees Payable	11
Custodian Fees Payable	5
Payable for Portfolio Shares Redeemed	5
Distribution Fees — Class II Shares	2
Other Liabilities	13
Total Liabilities	1,406
NET ASSETS	$55,250
Net Assets Consist of:
Paid-in Capital	$43,328
Accumulated Net Investment Loss	(192)
Accumulated Net Realized Gain (Loss)	7,551
Unrealized Appreciation (Depreciation) on Investments	4,563
Net Assets	$55,250
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,090,086 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$17.88

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Small Company Growth Portfolio

Statement of Operations

Six Months Ended
June 30, 2006
(000)
Investment Income:
Dividends	$114
Interest	40
Total Investment Income	154
Expenses:
Investment Advisory Fees (Note B)	255
Distribution Fees — Class II Shares (Note D)	97
Administration Fees (Note C)	70
Professional Fees	14
Custodian Fees (Note E)	11
Shareholder Reporting Fees	10
Directors’ Fees and Expenses	@—
Other	4
Total Expenses	461
Investment Advisory Fees Waived (Note B)	(32)
Distribution Fees — Class II Shares Waived (Note D)	(83)
Expense Offset (Note E)	@—
Net Expenses	346
Net Investment Income (Loss)	(192)
Realized Gain (Loss) on:
Investments Sold	3,472
Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,862)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	1,610
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,418

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Small Company Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2006	Year Ended
	(unaudited)	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(192)	$(78)
Net Realized Gain (Loss)	3,472	4,260
Net Change in Unrealized Appreciation (Depreciation)	(1,862)	1,223
Net Increase (Decrease) in Net Assets Resulting from Operations	1,418	5,405
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	—	(253)
Capital Share Transactions:(1)
Class II:
Subscriptions	7,050	14,535
Distributions Reinvested	—	253
Redemptions	(4,003)	(3,907)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,047	10,881
Total Increase (Decrease) in Net Assets	4,465	16,033
Net Assets:
Beginning of Period	50,785	34,752
End of Period (Including Accumulated Net Investment Loss of $(192) in 2006)	$55,250	$50,785

(1) Capital Share Transactions:
Class II:
Shares Subscribed	381	907
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(216)	(243)
Net Increase (Decrease) in Class II Shares Outstanding	165	679

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

Small Company Growth Portfolio

	Class II
					Period from
	Six Months Ended				April 30, 2003*
	June 30, 2006		Year Ended December 31,		to December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003
Net Asset Value, Beginning of Period	$17.36		$15.48	$13.40	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.06)		(0.03)	(0.13)	(0.09)
Net Realized and Unrealized Gain (Loss)	0.58		2.01	2.67	3.72
Total from Investment Operations	0.52		1.98	2.54	3.63
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.10)	(0.46)	(0.23)
Net Asset Value, End of Period	$17.88		$17.36	$15.48	$13.40
Total Return ±	3.00	%††	12.88%	18.95%	36.30	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$55,250		$50,785	$34,752	$17,938
Ratio of Expenses to Average Net Assets(1)	1.25	%**	1.25%	1.25%	1.25	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.69	)%**	(0.19)%	(0.93)%	(1.06	)%**
Portfolio Turnover Rate	42	%††	72%	113%	82	%††

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.66	%**	1.81%	1.91%	4.98	%**
Net Investment Income (Loss) to Average Net Assets	(1.11	)%**	(0.75)%	(1.59)%	(4.79	)%**

*	Commencement of operations
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not Annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future. The Portfolio is authorized to issue 500 million Class II shares but is currently closed to new accounts. The Portfolio will continue to offer Class II shares to existing shareholders.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	Next $500	More than
billion	million	$1.5 billion
0.92%	0.85%	0.80%

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.25%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2006, this waiver amounted to $32,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2006, this waiver amounted to $83,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions		2004 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$150	$103	$880	$99

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments for net investment losses, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in Excess	Accumulated
of) Net Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$78	$(78)	$—

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$1,269	$2,944

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$51,612	$7,733	$(3,170)	$4,563

H. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $27,357,000 and $23,126,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2006.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89.2% for Class II shares.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers

Michael Bozic	Michael Nugent
Chairman of the Board and Director
Charles A. Fiumefreddo
Ronald E. Robison
Edwin J. Garn	President and Principal Executive Officer

Wayne E. Hedien	J. David Germany
Vice President
James F. Higgins
Dennis F. Shea
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Barry Fink
Vice President
Fergus Reid
Amy R. Doberman
Investment Adviser and Administrator	Vice President
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas	Carsten Otto
New York, New York 10020	Chief Compliance Officer

Distributor	Stefanie V. Chang Yu
Morgan Stanley Distribution, Inc.	Vice President
One Tower Bridge
100 Front Street, Suite 1100	James W. Garrett
West Conshohocken, PA 19428-2899	Treasurer and Chief Financial Officer

Custodian	Michael J. Leary
JPMorgan Chase Bank, N.A.	Assistant Treasurer
270 Park Avenue
New York, New York 10017	Mary E. Mullin
Secretary

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00614P-Y06/06

13

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006

Equity Growth Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Expense Examples

Equity Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006

Class I
Actual	$1,000.00	$969.70	$4.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.63	4.21
Class II
Actual	1,000.00	968.20	5.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.46

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 0.84% an d 1.09%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended November 30, 2005 and for the period May 31, 2003 to November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding
12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it does not use Portfolio commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

Equity Growth Portfolio

		Value
	Shares	(000)
Common Stocks (98.0%)
Advertising Agencies (3.0%)
Getty Images, Inc.	(a)34,447	$2,188
Monster Worldwide, Inc.	(a)51,911	2,215
		4,403
Air Transport (2.4%)
Expeditors International Washington, Inc.	62,600	3,506
Biotechnology Research & Production (1.9%)
Genentech, Inc.	(a)34,583	2,829
Building: Cement (1.4%)
Cemex S.A. de C.V. ADR	(a)35,926	2,047
Casinos & Gambling (1.6%)
International Game Technology	63,225	2,399
Communications & Media (1.4%)
McGraw-Hill Cos., Inc. (The)	40,173	2,018
Communications Technology (4.5%)
America Movil S.A. de C.V., Class L ADR		4,317
Crown Castle International Corp.	(a)65,747	2,271
		6,588
Computer Services Software & Systems (6.7%)
Akamai Technologies, Inc.	(a)48,690	1,762
Google, Inc., Class A	(a)19,115	8,016
		9,778
Computer Technology (3.8%)
Apple Computer, Inc.	(a)40,861	2,334
Dell, Inc.	(a)130,860	3,194
Seagate Technology, Inc.	(b)27,600	@—
		5,528
Consumer Electronics (6.7%)
Electronic Arts, Inc.	(a)70,500	3,034
Yahoo!, Inc.	(a)204,850	6,760
		9,794
Education Services (2.0%)
Apollo Group, Inc., Class A	(a)57,100	2,950
Energy — Miscellaneous (4.8%)
Ultra Petroleum Corp.	(a)116,930	6,930
Financial Data Processing Services & Systems (4.3%)
First Data Corp.	94,000	4,234
Paychex, Inc.	53,470	2,084
		6,318
Financial — Miscellaneous (9.7%)
American Express Co.	77,006	4,098
Berkshire Hathaway, Inc., Class B	(a)1,334	4,059
Chicago Mercantile Exchange Holdings, Inc.	5,090	2,500
Moody’s Corp.	65,658	3,576
		14,233
Health Care Services (3.3%)
Dade Behring Holdings, Inc.	46,100	1,920
UnitedHealth Group, Inc.	64,650	2,895
		4,815
Homebuilding (2.3%)
Pulte Homes, Inc.	114,800	3,305
Hotel/Motel (1.5%)
Marriott International, Inc.	56,984	2,172
Materials & Processing (4.6%)
Monsanto Co.	79,800	6,718
Radio & TV Broadcasters (2.0%)
Grupo Televisa S.A. ADR	147,400	2,846
Real Estate Investment Trusts (REIT)(4.9%)
Brookfield Asset Management, Inc., Class A	175,750	7,139
Retail (10.6%)
Amazon.Com, Inc.	(a)104,500	4,042
Costco Wholesale Corp.	78,350	4,476
Sears Holdings Corp.	(a)44,500	6,891
		15,409
Services: Commercial (8.7%)
Corporate Executive Board Co.	35,483	3,556
eBay, Inc.	(a)239,780	7,023
Iron Mountain, Inc.	(a)56,963	2,129
		12,708
Shipping (2.0%)
C.H. Robinson Worldwide, Inc.	55,030	2,933
Textile Apparel Manufacturers (1.9%)
Coach, Inc.	(a)94,266	2,819
Tobacco (2.0%)
Altria Group, Inc.	40,092	2,944
Total Common Stocks (Cost $126,902)		143,129

	Face
	Amount
	(000)
Short-Term Investment (0.3%)
Repurchase Agreement (0.3%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $388 (Cost $388)	$ (c)388	388
Total Investments (98.3%) (Cost $127,290)		143,517
Other Assets in Excess of Liabilities (1.7%)		2,555
Net Assets (100%)		$146,072

(a)              Non-income producing security.

(b)              Security has been deemed illiquid — At June 30, 2006.

(c)              Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@               Face Amount/ Value is less than $500.

ADR          American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Equity Growth Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*  Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Equity Growth Portfolio

Statement of Assets and Liabilities

June 30, 2006
(000)
Assets:
Investments, at Value (Cost $127,290)	$143,517
Receivable for Investments Sold	3,170
Receivable for Portfolio Shares Sold	284
Dividends Receivable	62
Other Assets	3
Total Assets	147,036
Liabilities:
Payable for Investments Purchased	641
Investment Advisory Fees Payable	189
Administration Fees Payable	30
Payable for Portfolio Shares Redeemed	24
Bank Overdraft Payable	18
Custodian Fees Payable	7
Distribution Fees — Class II Shares	5
Directors’ Fees and Expenses Payable	2
Other Liabilities	48
Total Liabilities	964
NET ASSETS	$146,072
Net Assets Consist of:
Paid-in Capital	$165,773
Undistributed (Distributions in Excess of) Net Investment Income	(211)
Accumulated Net Realized Gain (Loss)	(35,717)
Unrealized Appreciation (Depreciation) on:
Investments	16,227
Net Assets	$146,072
CLASS I:
Net Assets	$121,137
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,893,108 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.35
CLASS II:
Net Assets	$24,935
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,636,379 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.24

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Equity Growth Portfolio

Statement of Operations

Six Months Ended
June 30, 2006
(000)
Investment Income:
Dividends (Net of $7 Foreign Taxes Withheld)	$447
Interest	43
Total Investment Income	490
Expenses:
Investment Advisory Fees (Note B)	395
Administration Fees (Note C)	198
Distribution Fees — Class II Shares (Note D)	44
Shareholder Reporting Fees	39
Professional Fees	15
Custodian Fees (Note E)	11
Directors’ Fees and Expenses	1
Other	6
Total Expenses	709
Distribution Fees — Class II Shares Waived (Note D)	(12)
Expense Offset (Note E)	@—
Net Expenses	697
Net Investment Income (Loss)	(207)
Net Realized Gain (Loss) on:
Investments Sold	8,489
Change in Unrealized Appreciation (Depreciation) on:
Investments	(12,927)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(4,438)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,645)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Equity Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2006	Year Ended
	(unaudited)	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(207)	$(194)
Net Realized Gain (Loss)	8,489	11,828
Net Change in Unrealized Appreciation (Depreciation)	(12,927)	11,060
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,645)	22,694
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(666)
Class II:
Net Investment Income	—	(78)
Total Distributions	—	(744)
Capital Share Transactions:(1)
Class I:
Subscriptions	5,059	14,341
Distributions Reinvested	—	666
Redemptions	(21,864)	(42,166)
Class II:
Subscriptions	2,645	6,346
Distributions Reinvested	—	78
Redemptions	(1,725)	(3,771)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(15,885)	(24,506)
Total Increase (Decrease) in Net Assets	(20,530)	(2,556)
Net Assets:
Beginning of Period	166,602	169,158
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(211) and $(4), respectively)	$146,072	$166,602

(1) Capital Share Transactions:
Class I:
Shares Subscribed	317	1,025
Shares Issued on Distributions Reinvested	—	48
Shares Redeemed	(1,378)	(3,056)
Net Increase (Decrease) in Class I Shares Outstanding	(1,061)	(1,983)
Class II:
Shares Subscribed	168	464
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(110)	(266)
Net Increase (Decrease) in Class II Shares Outstanding	58	204

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

Equity Growth Portfolio

	Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2006
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$15.83		$13.75	$12.78	$10.23	$14.20	$16.76
Income (Loss) from Investment Operations
Net Investment Income (Loss)	(0.02	)#	(0.01)#	0.07 #	0.03 #	0.02 #	(0.00)†
Net Realized and Unrealized Gain (Loss)	(0.46)		2.16	0.92	2.52	(3.97)	(2.54)
Total from Investment Operations	(0.48)		2.15	0.99	2.55	(3.95)	(2.54)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)	(0.02)	—	(0.02)	—
Net Realized Gain	—		—	—	—	—	(0.02)
Total Distributions	—		(0.07)	(0.02)	—	(0.02)	(0.02)
Net Asset Value, End of Period	$15.35		$15.83	$13.75	$12.78	$10.23	$14.20
Total Return ±	(3.03	)%††	15.71%	7.77%	24.93%§	(27.81)%	(15.17)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$121,137		$141,764	$150,361	$102,680	$84,429	$128,775
Ratio of Expenses to Average Net Assets(1)	0.84	%**	0.83%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.22	)%**	(0.09)%	0.53%	0.29%	0.18%	(0.01)%
Portfolio Turnover Rate	39	%††	84%	177%	132%	142%	96%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		N/A	0.89%	0.94%	0.95%	0.91%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	0.49%	0.20%	0.08%	(0.07)%

**   Annualized

#      Per share amount is based on average shares outstanding.

†      Amount is less than $0.005 per share.

††    Not annualized

±      Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

§      The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, Class I’s total return would be approximately 24.67%.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

Equity Growth Portfolio

	Class II
					Period from
	Six Months Ended				May 5, 2003*
	June 30, 2006		Year Ended December 31,		to December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003
Net Asset Value, Beginning of Period	$15.74		$13.68	$12.75	$10.92
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.04)		(0.05)	0.05	(0.00	)†
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)		2.16	0.90	1.83
Total from Investment Operations	(0.50)		2.11	0.95	1.83
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	(0.02)	—
Net Asset Value, End of Period	$15.24		$15.74	$13.68	$12.75
Total Return ±	(3.18	)%††	15.48%	7.43%	16.76	%††§
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,935		$24,838	$18,797	$7,455
Ratio of Expenses to Average Net Assets (2)	1.09	%**	1.08%	1.10%	1.10	%**
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	(0.47	)%**	(0.33)%	0.39%	0.04	%**
Portfolio Turnover Rate	39	%††	84%	177%	132%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.19	%**	1.18%	1.24%	1.29	%**
Net Investment Income (Loss) to Average Net Assets	(0.57	)%**	(0.43)%	0.26%	(0.15	)%**

*      Commenced offering

**   Annualized

#      Per share amount is based on average shares outstanding.

†      Amount is less than $0.005 per share.

††    Not annualized

±      Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

§      The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, Class II’s total return would be approximately 16.50%.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Equity Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others.

Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.  Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B.  Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley,

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

	From $1	From $2
First $1	billion to	billion to	More than
billion	$2 billion	$3 billion	$3 billion
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2006, this waiver amounted to $12,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$744	$—	$268	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to net investment losses, resulted in

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$194	$(217)	$23

At December 31, 2005, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$127,290	$25,193	$(8,966)	$16,227

At December 31, 2005, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $42,570,000, of which, $8,561,000 will expire on December 31, 2009, $27,091,000 will expire on December 31, 2010 and $6,918,000 will expire on December 31, 2011.

Additionally, approximately $1,226,000 of capital loss carry-forward has been brought forward as a result of the Portfolio’s merger with the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire between 2009-2010.

During the year ended December 31, 2005, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $9,971,000, of which approximately $1,051,000 of capital losses was acquired from the LSA Equity Growth, LSA Capital Growth and LSA Blue Chip Funds were utilized for federal tax purposes during the year ended December 31, 2005.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

H. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $61,566,000 and $79,683,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2006.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 72.7% and 94.2%, for Class I and Class II shares, respectively.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers

Michael Bozic	Michael Nugent
Chairman of the Board and Director
Charles A. Fiumefreddo
Ronald E. Robison
Edwin J. Garn	President and Principal Executive Officer

Wayne E. Hedien	J. David Germany
Vice President
James F. Higgins
Dennis F. Shea
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Barry Fink
Vice President
Fergus Reid
Amy R. Doberman
Investment Adviser and Administrator	Vice President
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas	Carsten Otto
New York, New York 10020	Chief Compliance Officer

Distributor	Stefanie V. Chang Yu
Morgan Stanley Distribution, Inc.	Vice President
One Tower Bridge
100 Front Street, Suite 1100	James W. Garrett
West Conshohocken, PA 19428-2899	Treasurer and Chief Financial Officer

Custodian	Michael J. Leary
JPMorgan Chase Bank, N.A.	Assistant Treasurer
270 Park Avenue
New York, New York 10017	Mary E. Mullin
Secretary

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00610P-Y06/06

14

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2006

High Yield Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Expense Example

High Yield Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2006	June 30, 2006	January 1, 2006 — June 30, 2006

Actual	$1,000.00	$1,020.60	$4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

* Expenses are equal to the Portfolio’s annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”)  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underper-formance and, where necessary, specific changes to the fund’s investment strategy or investment personnel. The Board concluded that the Portfolio can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Portfolio’s investment strategy and/or investment personnel.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the fee and expense information provided by Lipper was shown in two ways, i) including 12b-1 fees of the Portfolio and the expense peer group and ii) excluding
12b-1 fees of the Portfolio and the expense peer group. Based on this information, the Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (95.6%)
Aerospace (1.6%)
Hexcel Corp.
6.75%, 2/1/15	$395		$371
K&F Acquisition, Inc.
7.75%, 11/15/14		480	475
			846
Broadcasting (1.6%)
LIN Television Corp.
6.50%, 5/15/13		455	417
Salem Communications Holding Corp.
9.00%, 7/1/11		440	461
			878
Cable (5.6%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR	(a)515	735
Cablevision Systems Corp.
9.62%, 4/1/09	$	(b)480	511
CCH I LLC
11.00%, 10/1/15		156	137
Echostar DBS Corp.
6.375%, 10/1/11		505	485
Intelsat Subsidiary Holdings Co., Ltd.
8.625%, 1/15/15		(h)350	353
9.614%, 1/15/12		(b)350	355
NTL Cable plc
8.75%, 4/15/14		60	60
PanAmSat Corp.
9.00%, 8/15/14		(h)52	53
PanAmSat Holding Corp.
Zero Coupon, 11/1/14		(c)450	335
			3,024
Chemicals (6.0%)
Cognis Deutschland GmbH & Co. KG
7.816%, 11/15/13	EUR	(a)(b)335	441
Equistar Chemicals LP/Equistar Funding Corp.
10.125%, 9/1/08	$270		285
10.625%, 5/1/11		135	146
Huntsman International LLC
10.125%, 7/1/09	EUR	68	89
10.125%, 7/1/09		$219	224
Innophos Investments Holdings, Inc. PIK
13.17%, 2/15/15		257	259
Innophos, Inc.
8.875%, 8/15/14		235	233
Koppers, Inc.
9.875%, 10/15/13		160	172
Millennium America, Inc.
9.25%, 6/15/08		185	190
Nalco Co.
7.75%, 11/15/11		230	231
8.875%, 11/15/13		330	334
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	105	137
10.625%, 5/15/11		$240	258
Westlake Chemical Corp.
6.625%, 1/15/16		245	227
			3,226
Consumer Products (1.9%)
Levi Strauss & Co.
9.74%, 4/1/12		(b)(h)660	675
Oxford Industries, Inc.
8.875%, 6/1/11		130	131
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		218	231
			1,037
Diversified Media (4.5%)
Advanstar Communications, Inc.
10.75%, 8/15/10		230	248
AMC Entertainment, Inc.
9.42%, 8/15/10		(b)210	217
CanWest Media, Inc.
8.00%, 9/15/12		503	501
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12		147	166
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13		219	239
Houghton Mifflin Co.
8.25%, 2/1/11		275	280
9.875%, 2/1/13		310	323
Nebraska Book Co., Inc.
8.625%, 3/15/12		125	117
Quebecor World Capital Corp.
8.75%, 3/15/16		(a)360	330
			2,421
Energy (9.9%)
Chaparral Energy, Inc.
8.50%, 12/1/15		(a)420	420
CHC Helicopter Corp.
7.375%, 5/1/14		570	550
Chesapeake Energy Corp.
6.375%, 6/15/15		(h)140	131
7.50%, 9/15/13		615	620
7.625%, 7/15/13		85	86
El Paso Production Holding Co.
7.75%, 6/1/13		400	405
Hanover Compressor Co.
8.625%, 12/15/10		85	88
9.00%, 6/1/14		150	157
Hanover Equipment Trust
8.50%, 9/1/08		69	71
8.75%, 9/1/11		145	150
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15		(a)(h)470	451
10.50%, 9/1/10		(a)214	232

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Energy (cont’d)
Husky Oil Ltd.
8.90%, 8/15/28		$ (b)325	$343
Kinder Morgan, Inc.
6.50%, 9/1/12		430	409
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		102	109
Massey Energy Co.
6.875%, 12/15/13		(a)525	491
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14		270	274
Pogo Producing Co.
6.875%, 10/1/17		340	317
			5,304
Financial (0.5%)
Residential Capital Corp.
6.375%, 6/30/10		290	286
Food and Drug (3.1%)
Albertson’s, Inc.
7.25%, 5/1/13		310	296
7.50%, 2/15/11		125	124
CA FM Lease Trust
8.50%, 7/15/17		(a)206	219
Delhaize America, Inc.
8.125%, 4/15/11		435	460
Jean Coutu Group, Inc.
7.625%, 8/1/12		270	263
Rite Aid Corp.
8.125%, 5/1/10		(h)315	318
			1,680
Food/Tobacco (5.0%)
Michael Foods, Inc.
8.00%, 11/15/13		230	227
Pilgrim’s Pride Corp.
9.25%, 11/15/13		400	401
9.625%, 9/15/11		605	632
Reynolds American, Inc.
6.50%, 7/15/10		(a)595	579
Smithfield Foods, Inc.
7.00%, 8/1/11		700	681
7.625%, 2/15/08		160	161
			2,681
Forest Products (5.7%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13		215	175
Covalence Specialty Materials Corp.
10.25%, 3/1/16		(a)320	309
Crown Americas LLC and Crown Americas Capital Corp.
7.625%, 11/15/13		(a)(h)385	380
Graham Packaging Co., Inc.
8.50%, 10/15/12		(h)280	276
9.875%, 10/15/14		(h)340	338
Graphic Packaging International Corp.
9.50%, 8/15/13		(h)400	398
JSG Funding plc
10.125%, 10/1/12	EUR	117	164
Owens-Illinois, Inc.
7.35%, 5/15/08		$495	501
7.50%, 5/15/10		435	428
P.H. Glatfelter
7.125%, 5/1/16		(a)95	94
			3,063
Gaming/Leisure (7.4%)
Caesars Entertainment, Inc.
7.00%, 4/15/13		150	153
9.375%, 2/15/07		230	235
Host Marriott LP REIT
6.375%, 3/15/15		255	241
7.125%, 11/1/13		(h)505	506
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		580	550
Las Vegas Sands Corp.
6.375%, 2/15/15		460	429
MGM Mirage
6.00%, 10/1/09		1,190	1,163
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		160	168
Station Casinos, Inc.
6.00%, 4/1/12		(h)555	522
			3,967
Health Care (8.7%)
AmerisourceBergen Corp.
5.625%, 9/15/12		(a)(h)605	581
Community Health Systems, Inc.
6.50%, 12/15/12		440	420
DaVita, Inc.
6.625%, 3/15/13		275	263
Fisher Scientific International, Inc.
6.125%, 7/1/15		565	547
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		555	565
HCA, Inc.
6.30%, 10/1/12		275	260
8.70%, 2/10/10		160	168
8.75%, 9/1/10		125	132
MedCath Holdings Corp.
9.875%, 7/15/12		300	311
National Mentor Holdings, Inc.
11.25%, 7/1/14		(a)235	240
Omnicare, Inc.
6.75%, 12/15/13		(h)295	283
Tenet Healthcare Corp.
7.375%, 2/1/13		165	151
9.875%, 7/1/14		75	75
VWR International, Inc.
6.875%, 4/15/12		390	375

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Health Care (cont’d)
Warner Chilcott Corp.
8.75%, 2/1/15		$295	$305
			4,676
Housing (2.4%)
Goodman Global Holding Co., Inc.
8.329%, 6/15/12		(b)75	75
Interface, Inc.
7.30%, 4/1/08		75	76
9.50%, 2/1/14		350	363
10.375%, 2/1/10		95	105
Nortek, Inc.
8.50%, 9/1/14		430	418
Technical Olympic USA, Inc.
9.00%, 7/1/10		155	152
10.375%, 7/1/12		135	130
			1,319
Information Technology (2.5%)
Iron Mountain, Inc.
7.75%, 1/15/15		60	58
8.625%, 4/1/13		(h)635	638
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		325	308
Rhythms NetConnections, Inc.
13.878%, 5/15/08		(d)(e)(i)844	@—
14.00%, 2/15/10		(d)(e)(i)481	@—
SunGard Data Systems, Inc.
9.125%, 8/15/13		(a)(h)280	292
9.431%, 8/15/13		(a)(b)25	26
			1,322
Manufacturing (1.4%)
General Cable Corp.
9.50%, 11/15/10		145	155
Johnsondiversey, Inc.
9.625%, 5/15/12	EUR	112	148
9.625%, 5/15/12		$244	244
Manitowoc Co., Inc. (The)
10.50%, 8/1/12		49	53
Propex Fabrics, Inc.
10.00%, 12/1/12		170	156
			756
Metals (2.3%)
Foundation PA Coal Co.
7.25%, 8/1/14		105	103
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(d)(e)(i)110	@—
Murrin Murrin Holding Ltd.
9.375%, 8/31/07		(d)(i)730	@—
Novelis, Inc.
7.75%, 2/15/15		(a)625	603
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	EUR	(a)165	230
UCAR Finance, Inc.
10.25%, 2/15/12		$277	$294
			1,230
Retail (2.6%)
Brown Shoe Co., Inc.
8.75%, 5/1/12		260	269
Linens ‘n Things, Inc.
10.702%, 1/15/14		(a)(b)(h)420	400
Phillips-Van Heusen
7.25%, 2/15/11		725	721
			1,390
Service (2.7%)
Allied Waste North America
6.375%, 4/15/11		(h)255	246
8.50%, 12/1/08		150	156
7.875%, 4/15/13		(h)285	287
Buhrmann US, Inc.
7.875%, 3/1/15		120	119
8.25%, 7/1/14		315	315
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.50%, 9/1/10		55	57
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10		270	271
			1,451
Sovereign (0.5%)
Mexican Bonos
10.00%, 12/5/24	MXN	2,750	254
Telecommunications (2.5%)
Axtel S.A.
11.00%, 12/15/13		$273	300
Esprit Telecom Group plc
11.00%, 6/15/08	DEM	(d)(e)(i)307	@—
Exodus Communications, Inc.
11.625%, 7/15/10		$ (d)(e)(i)430	@—
Nordic Telephone Co. Holdings ApS
8.875%, 5/1/16		(a)110	113
Qwest Communications International, Inc.
8.67%, 2/15/09		(b)325	333
Qwest Corp.
5.625%, 11/15/08		100	98
TDC A/S
6.50%, 4/19/12	EUR	90	118
Wind Acquisition Finance S.A.
10.75%, 12/1/15		$ (a)385	411
			1,373
Transportation (8.4%)
Amsted Industries, Inc.
10.25%, 10/15/11		(a)575	618
ArvinMeritor, Inc.
8.75%, 3/1/12		(h)140	137
Ford Motor Co.
7.45%, 7/16/31		(h)400	291

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Transportation (cont’d)
Ford Motor Credit Co.
5.80%, 1/12/09	$335	$306
General Motors Acceptance Corp.
4.375%, 12/10/07	360	346
6.875%, 9/15/11	545	521
General Motors Corp.
7.125%, 7/15/13	145	120
8.375%, 7/15/33	(h)700	567
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12	440	439
Sonic Automotive, Inc.
8.625%, 8/15/13	(h)770	766
TRW Automotive, Inc.
9.375%, 2/15/13	402	429
		4,540
Utilities (7.3%)
AES Corp. (The)
7.75%, 3/1/14	(h)240	242
8.875%, 2/15/11	30	32
9.00%, 5/15/15	(a)285	308
9.375%, 9/15/10	40	43
CMS Energy Corp.
7.50%, 1/15/09	(h)445	453
Colorado Interstate Gas Co.
6.80%, 11/15/15	240	232
Ipalco Enterprises, Inc.
8.375%, 11/14/08	250	258
8.625%, 11/14/11	85	91
Monongahela Power Co.
5.00%, 10/1/06	265	264
Nevada Power Co.
8.25%, 6/1/11	210	225
9.00%, 8/15/13	182	198
Northwest Pipeline Corp.
8.125%, 3/1/10	55	57
Ormat Funding Corp.
8.25%, 12/30/20	456	470
PSEG Energy Holdings LLC
8.625%, 2/15/08	343	353
Southern Natural Gas Co.
8.875%, 3/15/10	110	117
Williams Cos., Inc.
7.875%, 9/1/21	590	602
		3,945
Wireless Communications (1.5%)
American Tower Corp.
7.125%, 10/15/12	240	241
7.50%, 5/1/12	230	233
UbiquiTel Operating Co.
9.875%, 3/1/11	310	339
		813
Total Fixed Income Securities (Cost $53,031)		51,482

	Shares
Common Stocks (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	145,531	$13
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(f)329	@—
XO Holdings, Inc.	(f)284	1
		1
Utilities (0.0%)
PNM Resources, Inc.	60	1
		1
Total Common Stocks (Cost $575)		15
Convertible Preferred Stock (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	1	7
Total Convertible Preferred Stock (Cost $@—)		7

	No. of Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(f)570	1
XO Holdings, Inc., Series B, expiring 1/16/10	(f)426	@—
XO Holdings, Inc., Series C, expiring 1/16/10	(f)426	@—
		1
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11	(a)(f)(i)570	@—

Total Warrants (Cost $3)		1

	Face
	Amount
	(000)
Short-Term Investments (18.3%)
Short-Term Debt Securities held as Collateral on Loaned Securities (15.5%)
Alliance & Leicester plc, 5.13%, 7/31/07	$ (b)259	259
AmSouth Bank, 5.30%, 11/13/06	(b)517	517
Bank of America Corp.,
5.31%, 11/7/06	(b)57	57
5.32%, 5/15/07	(b)414	414
Bank of New York Co., Inc.,
5.16%, 7/31/07	(b)129	129
Bear Stearns & Co., Inc.,
5.20%, 7/31/07	(b)259	259
5.37%, 9/13/06 - 3/8/07	(b)311	311
BNP Paribas plc, 5.14%, 7/31/07	(b)259	259
Dekabank Deutsche Girozentrale,
5.10%, 7/31/07	(b)264	264
Five Finance, Inc., 5.33%, 11/17/06	(b)259	259
Goldman Sachs Group, Inc.,
5.22%, 7/31/06	(b)129	129
5.42%, 7/2/06	(b)243	243

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
HSBC Finance Corp., 5.13%, 7/31/07	$ (b)129	$129
Lehman Brothers, Inc., 5.35%, 7/3/06	1,113	1,113
Liberty Lighthouse U.S. Capital Co. LLC,
5.33%, 2/1/07	(b)129	129
Manufacturers & Traders Trust Co.,
5.25%, 4/19/07	(b)517	517
5.34%, 12/29/06	(b)77	77
Merrill Lynch & Co., 5.07%, 4/26/07	(b)136	136
National City Bank Cleveland,
5.32%, 3/1/07	(b)246	246
National Rural Utilities Cooperative Finance Corp.,
5.10%, 7/31/07	(b)517	517
Nationwide Building Society,
5.55%, 7/2/07	(b)300	300
Nordea Bank, New York,
5.31%, 5/16/07	(b)388	388
Skandi New York, 5.14%, 7/31/07	(b)259	259
SLM Corp., 5.27%, 7/31/07	(b)259	259
Societe Generale, 5.36%, 7/3/06	77	77
Swedish National Housing Finance Co.,
5.02%, 7/18/06	449	449
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/31/07	(b)181	181
Wells Fargo Bank N.A.,
5.30%, 12/1/06	(b)52	52
5.31%, 12/18/06	(b)388	388
		8,317
Repurchase Agreement (2.8%)
J.P. Morgan Securities, Inc., 5.10% dated 6/30/06, due 7/3/06, repurchase price $1,487	(g)1,486	1,486
Total Short-Term Investments (Cost $9,803)		9,803
Total Investments (113.9%) (Cost $63,412) — including $8,272 of Securities Loaned		61,308
Liabilities in Excess of other Assets (-13.9%)		(7,477)
Net Assets (100%)		$53,831

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2006.
(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.
(d)	Security is in default.
(e)	Security was valued at fair value — At June 30, 2006, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(f)	Non-income producing security.
(g)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	All or portion of security on loan at June 30, 2006.
(i)	Security has been deemed illiquid — At June 30, 2006.
@	Face Amount/Value is less than $500.
DEM	German Mark
EUR	Euro
MXN	Mexican Peso
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	92	$118	9/27/06	USD	116	$116	$(2)
EUR	270	347	9/27/06	USD	340	340	(7)
EUR	537	691	9/27/06	USD	677	677	(14)
EUR	731	940	9/27/06	USD	921	921	(19)
		$2,096				$2,054	$(42)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*  Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities

June 30, 2006
(000)
Assets:
Investments, at Value (Cost $63,412) (Including $8,272 of Securities on Loan)	$61,308
Interest Receivable	1,099
Foreign Currency (Cost $35)	35
Receivable for Investments Sold	12
Receivable for Portfolio Shares Sold	1
Other Assets	1
Total Assets	62,456
Liabilities:
Collateral for Securities Loaned, at Value	8,317
Payable for Portfolio Shares Redeemed	137
Investment Advisory Fees Payable	59
Unrealized Depreciation on Foreign Currency Exchange Contracts	42
Bank Overdraft Payable	12
Administration Fees Payable	11
Custodian Fees Payable	2
Directors’ Fees and Expenses Payable	1
Other Liabilities	44
Total Liabilities	8,625
NET ASSETS	$53,831
Net Assets Consist of:
Paid-in Capital	$74,813
Undistributed (Distributions in Excess of) Net Investment Income	6,127
Accumulated Net Realized Gain (Loss)	(24,964)
Unrealized Appreciation (Depreciation) on:
Investments	(2,104)
Foreign Currency Exchange Contracts and Translations	(41)
Net Assets	$53,831
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,764,504 Outstanding $0.001
Par Value Shares (Authorized 500,000,000 Shares)	$6.93

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

High Yield Portfolio

Statement of Operations

Six Months Ended
June 30, 2006
(000)
Investment Income:
Interest	$2,228
Dividends	3
Total Investment Income	2,231
Expenses:
Investment Advisory Fees (Note B)	119
Administration Fees (Note C)	71
Shareholder Reporting Fees	25
Professional Fees	11
Custodian Fees (Note D)	4
Directors’ Fees and Expenses	@—
Other	4
Total Expenses	234
Investment Advisory Fees Waived (Note B)	(8)
Expense Offset (Note D)	@—
Net Expenses	226
Net Investment Income	2,005
Realized Gain (Loss) on:
Investments Sold	(585)
Foreign Currency Transactions	28
Net Realized Gain (Loss)	(557)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(194)
Foreign Currency Exchange Contracts and Translations	(79)
Net Change in Unrealized Appreciation (Depreciation)	(273)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(830)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,175

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

High Yield Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2006	Year Ended
	(unaudited)	December 31, 2005
	(000)	(000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income	$2,005	$4,456
Net Realized Gain (Loss)	(557)	267
Net Change in Unrealized Appreciation (Depreciation)	(273)	(4,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,175	406
Distributions from and/or in Excess of:
Net Investment Income	—	(4,738)
Capital Share Transactions:(1)
Subscriptions	3,086	13,692
Distributions Reinvested	—	4,737
Redemptions	(8,910)	(19,669)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,824)	(1,240)
Total Increase (Decrease) in Net Assets	(4,649)	(5,572)
Net Assets:
Beginning of Period	58,480	64,052
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $6,127 and $4,122, respectively)	$53,831	$58,480

(1) Capital Share Transactions:
Shares Subscribed	446	1,900
Shares Issued on Distributions Reinvested	—	705
Shares Redeemed	(1,286)	(2,798)
Net Increase (Decrease) in Capital Shares Outstanding	(840)	(193)

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

High Yield Portfolio

	Six Months Ended
	June 30, 2006		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$6.80		$7.28	$7.08	$5.64	$6.73	$7.96
Income (Loss) from Investment Operations
Net Investment Income	0.24	#	0.50 #	0.51 #	0.50 #	0.57 #	0.87
Net Realized and Unrealized Gain (Loss)	(0.11)		(0.43)	0.14	0.94	(1.05)	(1.24)
Total from Investment Operations	0.13		0.07	0.65	1.44	(0.48)	(0.37)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.55)	(0.45)	—	(0.60)	(0.86)
Return of Capital	—		—	—	—	(0.01)	—
Total Distributions	—		(0.55)	(0.45)	—	(0.61)	(0.86)
Net Asset Value, End of Period	$6.93		$6.80	$7.28	$7.08	$5.64	$6.73
Total Return ±	2.06	%††	1.06%	9.49%	25.71%	(7.13)%	(4.61)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$53,831		$58,480	$64,052	$60,022	$41,352	$52,422
Ratio of Expenses to Average Net Assets(1)	0.80	%**	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets(1)	7.10	%**	7.16%	7.24%	7.79%	8.95%	10.78%
Portfolio Turnover Rate	16	%††	65%	58%	63%	73%	47%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.83	%**	0.86%	0.90%	1.02%	0.99%	0.83%
Net Investment Income to Average Net Assets	7.07	%**	7.10%	7.14%	7.57%	8.76%	10.75%

#      Per share amount is based on average shares outstanding.

††    Not annualized

**   Annualized

±      Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Repurchase Agreements: The Portfolios may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•        investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

•      investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investment transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2006 the net assets of the Portfolio were partially comprised of foreign denominated securities. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.  Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.  Securities Lending:  Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was $8,272,000 and related collateral outstanding at June 30, 2006 was $8,317,000.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

6.  Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First	Next	Next	Next	Next	More
$500	$250	$250	$1	$1	than $ 3
million	million	million	billion	billion	billion
0.42%	0.345%	0.295%	0.27%	0.245%	0.22%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.80%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2006, this waiver amounted to $8,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 was as follows:

2005 Distributions Paid From:		2004 Distributions Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$4,738	$—	$3,863	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions and and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$262	$(262)	$—

At December 31, 2005, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$4,422	$—

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$63,412	$1,143	$(3,247)	$(2,104)

At December 31, 2005, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $24,228,000 of which $772,000 will expire on December 31, 2008, $1,274,000 will expire on December 31, 2009, $9,829,000 will expire on December 31, 2010, $12,175,000 will expire on December 31, 2011 and $178,000 will expire on December 31, 2013.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

G. Other: For the six months ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $8,559,000 and $10,719,000, respectively. For the six months ended June 30, 2006, there were no purchases and sales of long-term U.S. Government securities.

At June 30, 2006, a substantial portion of the Portfolio’s investments consist of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than the higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Portfolio to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Portfolio of Investments and the differences could be material.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 63.4%.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers

Michael Bozic	Michael Nugent
Chairman of the Board and Director
Charles A. Fiumefreddo
Ronald E. Robison
Edwin J. Garn	President and Principal Executive Officer

Wayne E. Hedien	J. David Germany
Vice President
James F. Higgins
Dennis F. Shea
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	Barry Fink
Vice President
Fergus Reid
Amy R. Doberman
Investment Adviser and Administrator	Vice President
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas	Carsten Otto
New York, New York 10020	Chief Compliance Officer

Distributor	Stefanie V. Chang Yu
Morgan Stanley Distribution, Inc.	Vice President
One Tower Bridge
100 Front Street, Suite 1100	James W. Garrett
West Conshohocken, PA 19428-2899	Treasurer and Chief Financial Officer

Custodian	Michael J. Leary
JPMorgan Chase Bank, N.A.	Assistant Treasurer
270 Park Avenue
New York, New York 10017	Mary E. Mullin
Secretary

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00612P-Y06/06

17

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006

Global Real Estate Portfolio

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Expense Example

Global Real Estate Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that Class II commenced operations on April 28, 2006, however, expenses did not begin accruing until May 1, 2006; therefore, “Actual Expenses Paid During the Period” reflect activity from May 1, 2006 through June 30, 2006.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Portfolio commenced operations on April 28, 2006, for Class II, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for Class II was in effect during the period from January 1, 2006 to June 30, 2006.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	May 1, 2006	June 30, 2006	May 1, 2006 — June 30, 2006

Class II
Actual	$1,000.00	$1,000.00	$2.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.00

*     Expenses are equal to Class II shares’ annualized net expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period for the actual example) and multiplied by 181/365 (to reflect the one-half year period for the hypothetical example).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Advisers and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”)

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board considered that the Adviser plans to arrange for a public offering of shares of the Portfolio to raise assets for investment and that the offering had not yet begun. The Board concluded that, since the Portfolio had no assets to invest (other than seed capital that the Adviser will supply) and had no track record of performance, this was not a factor it needed to address at the present time.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the Adviser did not manage any other funds with investment strategies comparable to those of the Portfolio.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by the Adviser (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund. The Board noted that the Adviser agreed to maintain an expense cap on all expenses of the Portfolio, excluding 12b-1 fees and brokerage commissions but including the management fee, during the first year of operations. The Board concluded that the Portfolio’s management fee rate and total expense ratio, taking into account the expense cap, were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include breakpoints. The Board considered that the Portfolio’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

2

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” to be derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser will receive from the Portfolio 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (“ECN”), which may be used by the Adviser for trading on behalf of the Portfolio. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits would be relatively small, the 12b-1 fees would be competitive with those of other broker-dealers, the affiliate would disgorge revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow would be relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser would realize any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Adviser informed the Board that it would not use Portfolio commissions to pay for third party research. It would use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research would strengthen the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to approve the relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board if it is to continue in effect.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (93.7%)
Australia (6.8%)
Centro Properties Group	15,300	$76
CFS Retail Property Trust	39,400	55
DB RREEF Trust	101,900	111
GPT Group	66,100	213
Investa Property Group	28,500	46
Macquarie CountryWide Trust	27,200	37
Macquarie Goodman Group	39,700	177
Macquarie ProLogis Trust	93,000	78
Mirvac Group	21,100	68
Stockland Trust Group	51,200	267
Westfield Group	73,250	943
		2,071
Canada (3.1%)
Brookfield Properties Corp.	19,980	643
Four Seasons Hotels, Inc.	1,675	103
Legacy Hotels REIT	9,735	74
Sunrise Senior Living REIT	15,205	139
		959
China (0.5%)
Guangzhou R&F Properties Co., Ltd.	34,000	158
Finland (0.3%)
Sponda Oyj	8,479	87
France (1.8%)
Gecina S.A.	349	46
Klepierre	1,250	145
Silic	826	92
Unibail	1,579	275
		558
Germany (0.1%)
IVG Immobilien AG	744	22
Hong Kong (9.2%)
Champion REIT	(a)72,000	36
Cheung Kong Holdings Ltd.	12,000	130
GZI REIT	(a)76,000	30
Henderson Land Development Co., Ltd.	88,000	457
HongKong Land Holdings Ltd.	114,000	417
Hysan Development Co., Ltd.	78,331	221
Kerry Properties Ltd.	22,000	75
New World Development Ltd.	285,000	470
Sun Hung Kai Properties Ltd.	83,000	846
Swire Pacific Ltd., Class A	11,000	113
		2,795
Italy (0.8%)
Aedes S.p.A.	1,647	11
Beni Stabili S.p.A.	153,104	156
Risanamento S.p.A	10,502	80
		247
Japan (14.8%)
Aeon Mall Co., Ltd.	900	38
Daibiru Corp.	17,400	193
Japan Hotel and Resort, Inc.	(a)23	138
Japan Prime Realty Investment Corp.	3	9
Mitsubishi Estate Co., Ltd.	59,000	1,253
Mitsui Fudosan Co., Ltd.	53,000	1,151
Mori Trust Sogo, Inc. REIT	4	36
Nippon Building Fund, Inc.	13	126
NTT Urban Development Corp.	48	374
Sumitomo Realty & Development Co., Ltd.	36,000	887
Tokyo Tatemono Co., Ltd.	6,000	64
Tokyu Land Corp.	29,000	226
Tokyu, Inc. REIT	3	24
		4,519
Netherlands (1.8%)
Corio N.V.	1,407	87
Eurocommercial Properties N.V.	4,503	173
Rodamco Europe N.V.	1,810	177
Wereldhave N.V.	1,007	98
		535
Singapore (2.5%)
Ascott Group Ltd. (The)	112,000	73
CapitaCommercial Trust REIT	16,000	17
CapitaLand Ltd.	56,000	159
City Developments Ltd.	22,000	130
Fortune REIT	28,000	21
Keppel Land Ltd.	9,000	23
Singapore Land Ltd.	11,000	44
Suntec REIT	50,000	39
United Industrial Corp., Ltd.	107,000	100
UOL Ltd.	48,000	87
Wheelock Properties (Singapore) Ltd.	81,000	74
		767
Spain (1.0%)
Fadesa Inmobiliaria S.A.	4,163	143
Inmobiliaria Colonial S.A.	853	68
Metrovacesa S.A.	1,130	102
		313
Sweden (1.1%)
Castellum AB	10,744	110
Fabege AB	3,713	69
Hufvudstaden AB	20,814	160
		339
Switzerland (0.2%)
Allreal Holding AG	150	15
PSP Swiss Property AG	(a)747	39
		54
United Kingdom (9.9%)
British Land Co. plc	24,189	565
Brixton Estate plc	8,491	75
Capital & Regional Properties plc	8,146	152
Derwent Valley Holdings plc	4,922	143
Development Securities plc	2,157	22
Grainger Trust plc	2,899	27
Hammerson plc	16,064	352
Land Securities Group plc	20,569	683
Leo Capital plc	(a)18,314	21
Liberty International plc	15,487	305

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
London Merchant Securities plc	17,492	$65
Minerva plc	29,312	138
Quintain Estates & Development plc	4,883	58
Shaftesbury plc	5,706	54
Slough Estates plc	20,922	237
Unite Group plc	13,226	98
Workspace Group plc	3,437	23
		3,018
United States (39.8%)
Acadia Realty Trust REIT	2,485	59
AMB Property Corp. REIT	4,565	231
American Campus Communities, Inc.	2,785	69
Archstone-Smith Trust REIT	11,820	601
AvalonBay Communities, Inc. REIT	6,235	690
Boston Properties, Inc. REIT	8,160	738
Brandywine Realty Trust REIT	6,470	208
BRE Properties, Inc. REIT	3,870	213
Brookfield Homes Corp.	463	15
CentraCore Properties Trust REIT	1,730	43
Equity Lifestyle Properties, Inc. REIT	4,140	181
Equity Office Properties Trust REIT	15,695	573
Equity Residential REIT	15,715	703
Essex Property Trust, Inc. REIT	1,745	195
Federal Realty Investment Trust REIT	6,065	425
Forest City Enterprises, Inc., Class A	2,490	124
General Growth Properties, Inc. REIT	6,480	292
Health Care Property Investors, Inc. REIT	8,695	233
Hilton Hotels Corp.	17,145	485
Host Hotels & Resorts, Inc.	25,200	551
Liberty Property Trust	3,040	134
Macerich Co. (The) REIT	4,875	342
Mack-Cali Realty Corp. REIT	7,915	363
Morgans Hotel Group Co.	(a)3,870	60
Pan Pacific Retail Properties, Inc. REIT	905	63
Parkway Properties, Inc. REIT	1,140	52
Post Properties, Inc. REIT	4,560	207
Prologis REIT	5,095	266
Public Storage, Inc. REIT	7,140	542
Regency Centers Corp. REIT	6,570	408
Shurgard Storage Centers, Inc., Series A, REIT	2,120	133
Simon Property Group, Inc. REIT	14,410	1,195
SL Green Realty Corp. REIT	2,010	220
Starwood Hotels & Resorts Worldwide, Inc.	13,030	786
Taubman Centers, Inc. REIT	3,210	131
Tenet Healthcare Corp.	(a)4,560	32
Trizec Properties, Inc. REIT	7,495	215
Vornado Realty Trust REIT	3,460	338
Windrose Medical Properties Trust REIT	1,810	26
		12,142
Total Common Stocks (Cost $28,106)		28,584

	Face
	Amount	Value
	(000)	(000)
Short-Term Investment (8.3%)
Repurchase Agreement (8.3%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $2,518 (Cost $2,517)	$ (b)2,517	$2,517
Total Investments (102.0%) (Cost $30,623)		31,101
Liabilities in Excess of Other Assets (-2.0%)		(604)
Net Assets (100%)		$30,497

(a)	Non-income producing security.

(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency to Deliver (000)				In Exchange For (000)			Unrealized
							Appreciation
		Value	Settlement			Value	(Depreciation)
		(000)	Date			(000)	(000)
EUR	6	$7	7/3/06	GBP	4	$7	$ @—
EUR	161	206	7/4/06	GBP	112	206	@—
EUR	5	7	7/4/06	SEK	50	7	@—
USD	112	112	7/3/06	AUD	151	112	@—
USD	10	10	7/5/06	CAD	11	10	@—
USD	2	2	7/5/06	CAD	2	2	@—
USD	120	120	7/3/06	EUR	95	121	1
USD	121	121	7/3/06	HKD	941	121	@—
USD	70	70	7/3/06	HKD	544	70	@—
USD	38	38	7/3/06	JPY	4,401	39	1
USD	198	198	7/3/06	JPY	22,740	199	1
USD	19	19	7/3/06	SGD	31	19	@—
		$910				$913	$3

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
@		Face Amount/Value is less than $500.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2006*
(000)
Assets:
Investments, at Value (Cost $30,623)	$31,101
Cash	@—
Receivable for Portfolio Shares Sold	570
Foreign Currency (Cost $500)	504
Dividends Receivable	67
Due from Adviser	37
Receivable for Investments Sold	10
Unrealized Appreciation on Foreign Currency Exchange Contracts	3
Interest Receivable	@—
Total Assets	32,292
Liabilities:
Payable for Investments Purchased	1,729
Custodian Fees Payable	39
Administration Fees Payable	5
Distribution Fees — Class II Shares	5
Directors’ Fees and Expenses Payable	@—
Unrealized Depreciation on Foreign Currency Exchange Contracts	@—
Other Liabilities	17
Total Liabilities	1,795
NET ASSETS	$30,497
Net Assets Consist of:
Paid-in Capital	$29,923
Undistributed (Distributions in Excess of) Net Investment Income	79
Accumulated Net Realized Gain (Loss)	16
Unrealized Appreciation (Depreciation) on:
Investments	478
Foreign Currency Exchange Contracts and Translations	1
Net Assets	$30,497
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,050,609 Outstanding $0.001Par Value Shares (Authorized 500,000,000 Shares)	$10.00

* Global Real Estate Portfolio commenced operations on April 28, 2006.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Global Real Estate Portfolio

Statement of Operations

Period Ended
June 30, 2006*
(000)
Investment Income:
Dividends (Net of $7 Foreign Taxes Withheld)	$101
Interest	21
Total Investment Income	122
Expenses:
Custodian Fees (Note E)	39
Investment Advisory Fees (Note B)	26
Shareholder Reporting Fees	14
Distribution Fees — Class II Shares (Note D)	11
Administration Fees (Note C)	8
Professional Fees	6
Directors’ Fees and Expenses	@—
Other	4
Total Expenses	108
Investment Advisory Fees Waived (Note B)	(25)
Investment Advisory Fees Reimbursed (Note B)	(37)
Distribution Fees — Class II Shares Waived (Note D)	(3)
Net Expenses	43
Net Investment Income (Loss)	79
Realized Gain (Loss) on:
Investments Sold	13
Foreign Currency Transactions	3
Net Realized Gain (Loss)	16
Change in Unrealized Appreciation (Depreciation) on:
Investments	478
Foreign Currency Exchange Contracts and Translations	1
Net Change in Unrealized Appreciation (Depreciation)	479
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	495
Net Increase (Decrease) in Net Assets Resulting from Operations	$574

* For the period from April 28, 2006 to June 30, 2006.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Global Real Estate Portfolio

Statement of Changes in Net Assets

Period Ended
June 30, 2006*
(000)
Increase (Decrease) In Net Assets Operations:
Net Investment Income (Loss)	$79
Net Realized Gain (Loss)	16
Net Change in Unrealized Appreciation (Depreciation)	479
Net Increase (Decrease) in Net Assets Resulting from Operations	574
Capital Share Transactions:(1)
Class II:
Subscriptions	29,945
Redemptions	(22)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	29,923
Total Increase (Decrease) in Net Assets	30,497
Net Assets:
Beginning of Period	—
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $79)	$30,497

(1) Capital Share Transactions:
Class II:
Shares Subscribed	3,053
Shares Redeemed	(2)
Net Increase (Decrease) in Class II Shares Outstanding	3,051

* Global Real Estate Portfolio commenced operations on April 28, 2006.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006

Financial Highlights

Global Real Estate Portfolio

	Class II
	Period from
	April 28, 2006
Selected Per Share Data and Ratios	to June 30, 2006* (unaudited)

Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.04
Net Realized and Unrealized Gain (Loss)	(0.04)
Total from Investment Operations	0.00
Net Asset Value, End of Period	$10.00
Total Return ±	0.00	%†
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$30,497
Ratio of Expenses to Average Net Assets (1)	1.40	%**
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.67	%**
Portfolio Turnover Rate	1	%†

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	3.57	%**
Net Investment Income (Loss) to Average Net Assets	0.49	%**

*	Commencement of Operations
**	Annualized
#	Per share amount is based on average shares outstanding.
†	Not annualized
±

Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio seeks a combination of current income and capital appreciation, by investing primarily in equity securities of companies in the real estate industry located throughout the world, including Real Estate Operating Companies, Real Estate Investment Trusts (REIT) and similar entities established outside the U.S. (foreign real estate companies). The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

11

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4.              Foreign Currency Exchange Contracts: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate of 0.85% of the average daily net assets of the Portfolio.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2006 (unaudited)

Notes to Financial Statements (cont’d)

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.40%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the period ended June 30, 2006, this waiver and reimbursement amounted to $25,000 and $37,000, respectively.

Morgan Stanley Investment Management Limited, (the “MSIM Limited”) and Morgan Stanley Investment Management Company (the “MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisers (the “Sub-Advisers”) for the Portfolio on a day-to-day basis. MSIM Limited and MSIM Company each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each of the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.  Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund.  For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.  An employee of JPMIS is an officer of the Fund.  In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the period ended June 30, 2006, this waiver amounted to $3,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses.  These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$30,623	$681	$(203)	$478

H. Other: For the period ended June 30, 2006, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $28,249,000 and $156,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2006.

At June 30, 2006, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 63.7% for Class II shares.

13

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2006 (unaudited)

Director and Officer Information

Directors	Officers
Michael Nugent
Michael Bozic	Chairman of the Board and Director

Charles A. Fiumefreddo	Ronald E. Robison
President and Principal Executive Officer
Edwin J. Garn
J. David Germany
Wayne E. Hedien	Vice President

James F. Higgins	Dennis F. Shea
Vice President
Dr. Manuel H. Johnson
Barry Fink
Joseph J. Kearns	Vice President

Fergus Reid	Amy R. Doberman
Vice President
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Carsten Otto
1221 Avenue of the Americas	Chief Compliance Officer
New York, New York 10020
Stefanie V. Chang Yu
Distributor	Vice President
Morgan Stanley Distribution, Inc.
One Tower Bridge	James W. Garrett
100 Front Street, Suite 1100	Treasurer and Chief Financial Officer
West Conshohocken, PA 19428-2899
Michael J. Leary
Custodian	Assistant Treasurer
JPMorgan Chase Bank, N.A.
270 Park Avenue	Mary E. Mullin
New York, New York 10017	Secretary

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc. doing business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth quarters. The semi-annual reports and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-888-378-1630 or by visiting our website at www.morganstanley.com/im.  This information is also available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the The Universal Institutional Funds, Inc. which describes in detail each Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1-888-378-1630.

IS06-00616P-Y06/06

14

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date:	August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date:	August 10, 2006

By:	/s/ James W. Garrett
Name: James W. Garrett
Title: Principal Financial Officer
Date:	August 10, 2006